                                                                               .
                                                                               .
                                                                               .

                                          February 16, 2010


                                          CLASS A    CLASS C    CLASS D    CLASS I    CLASS R    CLASS S    CLASS T
                                           SHARES     SHARES    SHARES+     SHARES     SHARES     SHARES     SHARES
BOND
  Janus Flexible Bond Fund*.............   JDFAX      JFICX      JANFX      JFLEX      JDFRX      JADFX      JAFIX
  Janus High-Yield Fund*................   JHYAX      JDHCX      JNHYX      JHYFX      JHYRX      JDHYX      JAHYX
  Janus Short-Term Bond Fund*...........   JSHAX      JSHCX      JNSTX      JSHIX       N/A       JSHSX      JASBX
RISK-MANAGED
  INTECH Risk-Managed Core Fund*........   JDOAX      JLCCX      JIRMX      JRMCX       N/A       JLCIX      JRMSX
VALUE
  Perkins Large Cap Value Fund..........     --         --       JNPLX        --        N/A         --         --
  Perkins Mid Cap Value Fund*...........   JDPAX      JMVCX      JNMCX      JMVAX      JDPRX      JMVIX      JMCVX
  Perkins Small Cap Value Fund*.........   JDSAX      JCSCX      JNPSX      JSCOX      JDSRX      JISCX      JSCVX





                              JANUS INVESTMENT FUND

                       Statement of Additional Information

    This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares (collectively, the "Shares") of the Funds listed above, each of which is a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Fund. In addition, subadvisers are responsible for the day-to-day operations of certain Funds. Certain Funds do not offer all classes of the Shares.

    This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated February 16, 2010, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Shares directly with Janus Capital). This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at janus.com/info (or janus.com/reports if you hold Shares directly with Janus Capital), or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Shares directly with Janus Capital).

    * The Fund's Class T Shares were formerly named Class J Shares. + Class D Shares are closed to new investors.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------




Classification, Investment Policies and Restrictions, and Investment
Strategies and Risks.........................................................     2

Investment Adviser and Subadvisers...........................................    32

Custodian, Transfer Agent, and Certain Affiliations..........................    52

Portfolio Transactions and Brokerage.........................................    54

Trustees and Officers........................................................    58

Shares of the Trust..........................................................    70
  Net Asset Value Determination..............................................    70
  Purchases..................................................................    70
  Distribution and Shareholder Servicing Plans...............................    73
  Redemptions................................................................    75

Income Dividends, Capital Gains Distributions, and Tax Status................    77

Principal Shareholders.......................................................    79

Miscellaneous Information....................................................    86
  Shares of the Trust........................................................    87
  Shareholder Meetings.......................................................    87
  Voting Rights..............................................................    87
  Master/Feeder Option.......................................................    88
  Independent Registered Public Accounting Firm..............................    88
  Registration Statement.....................................................    88

Financial Statements.........................................................    89

Appendix A...................................................................    90
  Explanation of Rating Categories...........................................    90


CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS,
AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS INVESTMENT FUND

  This Statement of Additional Information includes information about 7 series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company.

  On July 6, 2009, as the result of the reorganization of funds of the Janus Adviser Series trust into the Trust, certain Funds discussed in this SAI assumed the assets and liabilities of the corresponding Janus Adviser Series funds (each, a "predecessor fund" and collectively, the "predecessor funds"). For this reason, certain historical information contained in this SAI for periods prior to July 6, 2009 is that of the predecessor funds.

  EQUITY FUNDS. INTECH Risk-Managed Core Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund may be referred to collectively in this SAI as the "Equity Funds."

  BOND FUNDS. Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund are referred to collectively in this SAI as the "Bond Funds."

CLASSIFICATION

  The Investment Company Act of 1940, as amended ("1940 Act"), classifies mutual funds as either diversified or nondiversified. Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short-Term Bond Fund, INTECH Risk-Managed Core Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund are classified as diversified.

SUBADVISERS

  FUND SUBADVISED BY INTECH. INTECH Investment Management LLC ("INTECH") is the investment subadviser for INTECH Risk-Managed Core Fund.

  FUNDS SUBADVISED BY PERKINS. Perkins Investment Management LLC ("Perkins") is the investment subadviser for Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

  The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Unless otherwise noted, each of these policies applies to each Fund.

  (1) With respect to 75% of its total assets, Janus Flexible Bond Fund, Janus High-Yield Fund, Janus Short Term Bond Fund, INTECH Risk-Managed Core Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  Each Fund may not:

  (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities).

  (3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

  (4) Lend any security or make any other loan if, as a result, more than one-third of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

  (5) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

  (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

  (7) Invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses.

  As a fundamental policy, a Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Fund.

  The Board of Trustees ("Trustees") has adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

  (1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

  (2) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, each Fund may engage in short sales other than against the box, which involve selling a security that a Fund borrows and does not own. The Trustees may impose limits on a Fund's investments in short sales, as described in the Fund's prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

  (3) The Funds do not intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

  (4) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value ("NAV"), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

  (5) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

  (6) The Funds may not invest in companies for the purpose of exercising control of management.

  Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

  For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

  For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICY APPLICABLE TO JANUS SHORT-TERM BOND FUND

  JANUS SHORT-TERM BOND FUND. As an operational policy, under normal circumstances, Janus Short-Term Bond Fund expects to maintain an average weighted effective maturity of three years or less. The portfolio managers may consider estimated prepayment dates or call dates of certain securities in computing the portfolio's effective maturity.

INVESTMENT STRATEGIES AND RISKS

Diversification

  Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Cash Position

  As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (Refer to "Investment Company Securities.")

  INTECH Risk-Managed Core Fund, subadvised by INTECH, normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Fund may use exchange-traded funds as well as futures, options, and other derivatives, to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Fund may invest in U.S. Government securities and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies, or its normal investment emphasis, when INTECH believes market, economic, or political conditions warrant a temporary defensive position.

Illiquid Investments

  Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Investments in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the "1933 Act").

  If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Fund to decline.

  Each Fund may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. Each Fund may make an initial investment of up to 0.5% of a Fund's total assets in any one venture capital company. A Fund may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

  Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending

  Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in non-affiliated money market funds or other accounts.

Foreign Securities

  Within the parameters of its specific investment policies, each Fund, including INTECH Risk-Managed Core Fund to the extent that foreign securities may be included in its respective benchmark index, may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:

  CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer's local currency.

  POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

  REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

  FOREIGN MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

  TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

  EMERGING MARKETS. Within the parameters of its specific investment policies, each Fund may invest its assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International ("MSCI") Emerging Markets Index(SM). Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and Form N-Q reports, which are filed with the SEC.

Short Sales

  Each Fund, with the exception of INTECH Risk-Managed Core Fund, may engage in "short sales against the box." This technique involves either selling short a security that a Fund owns, or selling short a security that a Fund has the right to obtain, for delivery at a specified date in the future. A Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

  Each Fund, with the exception of INTECH Risk-Managed Core Fund, may also engage in other short sales. A Fund may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. In a short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, the Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.

  The Funds may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that a Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

  Until a Fund closes its short position or replaces the borrowed security, the Fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. A Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions. This requirement to segregate assets limits a Fund's leveraging of its investments and the related risk of losses from leveraging. A Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. A Fund's ability to invest in short sales may be limited, as described in the Fund's prospectus.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities

  Within the parameters of its specific investment policies, each Fund, with the exception of INTECH Risk-Managed Core Fund, may invest up to 10% (without limit for Janus Flexible Bond Fund and Janus High-Yield Fund) of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

  Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. A Fund may obtain such cash from selling other portfolio holdings, which may cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

  Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

  The Funds, with the exception of INTECH Risk-Managed Core Fund, may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("Ginnie Mae") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

  The Federal Home Loan Mortgage Corporation ("Freddie Mac") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

  The Federal National Mortgage Association ("Fannie Mae") issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

  On September 7, 2008, the Federal Housing Finance Agency ("FHFA"), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac's assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA's conservatorship will have on Fannie Mae and Freddie Mac's debt and equities is unclear.

  Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

  The Funds' investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

  Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

  The Funds, with the exception of INTECH Risk-Managed Core Fund, also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds' Prospectuses may apply.

Investment Company Securities

  From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
  (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Funds may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Funds invest in money market funds or other funds, the Funds will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Funds and the money market funds or other funds or investment vehicles in which the Funds may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the money market funds and other funds.

  Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Funds, to acquire their securities in excess of the limits of the 1940 Act.

Exchange-Traded Notes

  The Funds may invest in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the funds' total return. A Fund may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital or the subadviser, as applicable, will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on a Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. A Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts

  Each Fund, including INTECH Risk-Managed Core Fund to the extent that they may be included in its benchmark index, may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

  Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectuses.

U.S. Government Securities

  To the extent permitted by its investment objective and policies, each Fund, particularly Janus Flexible Bond Fund and Janus Short-Term Bond Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities ("TIPS"), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

  The Funds, with the exception of INTECH Risk-Managed Core Fund, may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

  Other types of income-producing securities that the Funds, with the exception of INTECH Risk-Managed Core Fund, may purchase include, but are not limited to, the following types of securities:

  INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Funds will not invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money, or its NAV could decline by the use of inverse floaters.

  STANDBY COMMITMENTS. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

  STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

  TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security's liquidity.

  The Funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

  VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

  In order to most effectively use these investments, the portfolio managers and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers and/or investment personnel incorrectly forecast such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts ("REITs")

  Within the parameters of its specific investment policies, each Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

  Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Fund's collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital's analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

  Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

  Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although a Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls

  Certain Funds, particularly the Bond Funds, may enter into "mortgage dollar rolls," which are similar to reverse repurchase agreements in certain respects. In a "mortgage dollar roll" transaction, a Fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to a Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

  A Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed security. A Fund is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the "drop," as well as the interest earned on the cash proceeds of the initial sale.

  Successful use of mortgage dollar rolls depends on a Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

Bank Loans

  Certain Funds, particularly the Bond Funds (no more than 20% of each Fund's total assets), may invest in bank loans, which include institutionally traded floating rate securities.

  Bank loans, which include institutionally traded floating rate securities, are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings, and often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. Borrowers may include companies who are involved in bankruptcy proceedings. The Funds generally invest in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder's portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk.

  When a Fund purchases an assignment, the Fund generally assumes all the rights and obligations under the loan agreement and will generally become a "lender" for purposes of the particular loan agreement. The rights and obligations acquired by a Fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, a Fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. A Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy a borrower's obligations or that the collateral could be liquidated.

  If a Fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. A Fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. A Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by a Fund to receive scheduled interest or principal payments may adversely affect the income of the Fund and may likely reduce the value of its assets, which would be reflected by a reduction in the Fund's NAV.

  The borrower of a loan in which a Fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in a Fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Fund.

  FLOATING RATE LOANS
  Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an "agent") for a lending group or "syndicate" of financial institutions. In most cases, a Fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Fund, and the agent may determine to waive certain covenants contained in the loan agreement that the Fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, the Fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

  Floating rate loans have interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks ("Prime Rate") or the rate paid on large certificates of deposit traded in the secondary markets ("CD rate"). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in a Fund's net asset value as a result of changes in interest rates. The Fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

  While the Funds generally expect to invest in fully funded term loans, certain of the loans in which the Funds may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower's discretion. As such, a Fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where a Fund invests in revolving loans and delayed draw term loans, the Fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to a Fund than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require a Fund to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, a Fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

  Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. A Fund may pay fees such as facility fees. Such fees may affect the Fund's return.

  The Funds do not intend to purchase floating rate loans through private placements or other transactions that may involve confidential information. Such a policy may place a Fund at a disadvantage relative to other investors in floating rate loans who do not follow such a policy, as the Fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

  Notwithstanding its intention to generally not receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in a Fund's holdings. To the extent required by applicable law, Janus Capital's ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information, which could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

  The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, a Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

  OTHER FLOATING RATE SECURITIES
  The Funds may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on pre-determined dates.

High-Yield/High-Risk Bonds

  Within the parameters of its specific investment policies, each Fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Service and Fitch, Inc., or Ba or lower by Moody's Investors Service, Inc.). Janus High-Yield Fund may invest without limit in such bonds. Under normal circumstances, each of the Funds indicated will limit its investments in such bonds to 35% or less of its net assets (Janus Flexible Bond Fund and Janus Short-Term Bond Fund) or 20% or less of its net assets (Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund). INTECH Risk-Managed Core Fund does not intend to invest in high-yield/high-risk bonds.

  Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

  A Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in the Fund's limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers and/or investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio managers and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

  The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

  Please refer to the "Explanation of Rating Categories" section of this SAI for a description of bond rating categories.

Defaulted Securities

  A Fund may hold defaulted securities if the portfolio managers and/or investment personnel believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers' and/or investment personnel's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

  FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers.

  The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

  DISPOSITION OF PORTFOLIO SECURITIES. Although the Funds generally will purchase securities for which their portfolio managers and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers and/or investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit a Fund's ability to readily dispose of securities to meet redemptions.

  OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options, and Other Derivative Instruments

  The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

  A Fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The Funds may not use any derivative to gain exposure to an asset or class of assets that they would be prohibited by their investment restrictions from purchasing directly. A Fund's ability to use derivative instruments may also be limited by tax considerations. (See "Income Dividends, Capital Gains Distributions, and Tax Status.")

  Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose a Fund to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

  Credit risk - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

  Currency risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

  Leverage risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

  Liquidity risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

  Index risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

  Derivatives may generally be traded over-the-counter ("OTC") or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

  In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.

  FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the Fund and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM") or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

  The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business. FCMs may no longer maintain margin assets with the Funds' custodian or subcustodian and are required to hold such accounts directly.

  The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

  Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

  The Funds may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

  With the exception of INTECH Risk-Managed Core Fund, if a Fund owns interest rate sensitive securities and the portfolio managers and/or investment personnel expect interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of that Fund's interest rate futures contract would increase, thereby keeping the NAV of that Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers and/or investment personnel expect interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers and/or investment personnel still may not result in a successful use of futures.

  Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

  Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

  OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. A purchased option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

  The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

  FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Funds, with the exception of INTECH Risk-Managed Core Fund, may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

  The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an

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  agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers and/or investment personnel believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

  These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if the portfolio managers' and/or investment personnel's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

  In general, the Funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract, or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

  OPTIONS ON FOREIGN CURRENCIES. The Funds, with the exception of INTECH Risk-Managed Core Fund, may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

  Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

  The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

  Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

  The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Fund's custodian.

  The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

  EURODOLLAR INSTRUMENTS. Each Fund, with the exception of INTECH Risk-Managed Core Fund, may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

  ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS, AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

  Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

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  Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

  The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

  In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
  (v) low trading volume.

  A Fund, with the exception of INTECH Risk-Managed Core Fund, may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an "insider" of the issuer for purposes of the federal securities laws, which may restrict that Fund's ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund's rights as a creditor or to protect the value of securities held by that Fund.

  OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in NAV, the Funds, with the exception of INTECH Risk-Managed Core Fund, may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put's exercise price; and (ii) for a written call, owning the underlying instrument. The Funds may write and buy options on the same types of securities that the Funds may purchase directly. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date.

  A Fund may cover its obligations on a put option by segregating cash or other liquid assets with the Fund's custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. A Fund may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by that Fund in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

  A Fund may cover its obligations on a call option by segregating cash or other liquid assets with the Fund's custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. A Fund may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash or other liquid assets in a segregated account with its custodian.

  A Fund would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers and/or investment personnel believe that writing the option would achieve the desired hedge.

  The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

  The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

  The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

  In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

  A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

  An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Fund may not be able to effect closing transactions in particular options and that Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

  A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

  The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

  A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

  A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

  A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

  OPTIONS ON SECURITIES INDICES. The Funds may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange ("NYSE") Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

  Options on securities indices are similar to options on securities except that
  (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

  OPTIONS ON NON-U.S. SECURITIES INDICES. The Funds may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Funds may also purchase and write OTC options on foreign securities indices.

  The Funds may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Funds may also use foreign securities index options for bona fide hedging and non-hedging purposes.

  Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Funds generally will only purchase or write such an option if Janus Capital or the subadviser believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Funds will not purchase such options unless Janus Capital or the subadviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

  Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. A Fund's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

  In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

  OTHER OPTIONS. In addition to the option strategies described above and in the Prospectus, a Fund, with the exception of INTECH Risk-Managed Core Fund, may purchase and sell a variety of options with non-standard payout structures or other features ("exotic options"). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund. A Fund may use exotic options to the extent that they are consistent with the Fund's investment objective and investment policies, and applicable regulations.

  The Funds may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include but are not limited to outperformance options, yield curve options or other spread options.

  Outperformance Option- An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow the Fund to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

  Yield Curve Options- An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

  Spread Option- A type of option that derives its value from price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

  SWAPS AND SWAP-RELATED PRODUCTS. The Funds, with the exception of INTECH Risk-Managed Core Fund, may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. A Fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Fund. The Funds will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If a Fund enters into a swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

  Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If there is a default by the other party to such a transaction, a Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty.

  A Fund normally will not enter into any equity or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital's guidelines may be adjusted in accordance with market conditions. Janus Capital or the subadviser will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by a NRSRO will meet Janus Capital's guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

  There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by a Fund. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

  Another form of a swap agreement is the credit default swap. A Fund may enter into various types of credit default swap agreements (with values not to exceed 10% of the net assets of the Fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller in a credit default transaction would be the notional amount of the agreement. A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

  Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap option than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

  A Fund may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

  A Fund investing in CDXs is normally only permitted to take long positions in these instruments. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. A Fund also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the Fund. By investing in CDXs, a Fund could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

  STRUCTURED INVESTMENTS. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

  Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify a Fund's gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

  Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund. INTECH Risk-Managed Core Fund does not intend to invest in structured investments.

PORTFOLIO TURNOVER

  As a reference point, a portfolio turnover rate of 100% would mean that a Fund had sold and purchased securities valued at 100% of its net assets within a one-year period. A Fund cannot accurately predict its turnover rate. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of a Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of a Fund's investments, and the investment style and/or outlook of the portfolio managers and/or investment personnel. A Fund's portfolio turnover rate may be higher when a Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in Fund performance. The following table summarizes the portfolio turnover rates for the Funds for the last two fiscal years or periods. Each Fund has changed its fiscal year end to June 30.

                                                         Portfolio Turnover Rate for      Portfolio Turnover Rate for
                                                            the fiscal year ended            the fiscal year ended
  Fund Name                                                    October 31, 2009                 October 31, 2008
  -------------------------------------------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund                                         215%                             185%
    Janus High-Yield Fund                                             97%                             109%
    Janus Short-Term Bond Fund                                        57%                             127%
  RISK-MANAGED
    INTECH Risk-Managed Core Fund                                    111%                              74%
  VALUE
    Perkins Large Cap Value Fund                                      57%(1)(2)                        N/A
    Perkins Mid Cap Value Fund                                        88%                             103%
    Perkins Small Cap Value Fund                                      85%                             112%(3)



  (1) Annualized for periods of less than one full year.
  (2) December 31, 2008 (effective date) to July 31, 2009, the Fund's previous fiscal year end.
  (3) The increase in portfolio turnover rate was due to changes in the portfolio in response to extremely volatile market conditions and fluctuating shareholder transactions.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

  The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

  - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling 1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Portfolio holdings of funds subadvised by INTECH are generally available on a calendar quarter-end basis with a 60-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each Fund at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

  - TOP HOLDINGS. Each fund's (with the exception of funds subadvised by INTECH) top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Top holdings of funds subadvised by INTECH, consisting of security names only in alphabetical order and aggregate percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

  - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

  Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

  The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

  Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

  Under extraordinary circumstances, Janus Capital's Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

  As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

   NAME                                                 FREQUENCY               LAG TIME
   ----                                                 ---------               --------
   ACA Compliance Group                                 As needed               Current
   Barclays Capital Inc.                                Daily                   Current
   Bowne & Company Inc.                                 Daily                   Current
   Brockhouse & Cooper Inc.                             Quarterly               Current
   Brown Brothers Harriman & Co.                        Daily                   Current
   Callan Associates Inc.                               As needed               Current
   Cambridge Associates LLC                             Quarterly               Current
   Canterbury Consulting Inc.                           Monthly                 Current
   Charles River Systems, Inc.                          As needed               Current
   Charles Schwab & Co., Inc.                           As needed               Current

   NAME                                                 FREQUENCY               LAG TIME
   ----                                                 ---------               --------
   Citibank, N.A.                                       Daily                   Current
   CMS BondEdge                                         As needed               Current
   Consulting Services Group, LLC                       As needed               Current
   Deloitte & Touche LLP                                As needed               Current
   Deloitte Tax LLP                                     As needed               Current
   Eagle Investment Systems Corp.                       As needed               Current
   Eaton Vance Management                               As needed               Current
   Ennis, Knupp & Associates, Inc.                      As needed               Current
   Ernst & Young LLP                                    As needed               Current
   FactSet Research Systems, Inc.                       As needed               Current
   Financial Models Company, Inc.                       As needed               Current
   FlexTrade LLC                                        Daily                   Current
   FT Interactive Data Corporation                      Daily                   Current
   Hewitt Associates LLC                                As needed               Current
   Imagine Software Inc.                                As needed               Current
   Institutional Shareholder Services, Inc.             Daily                   Current
   International Data Corporation                       Daily                   Current
   Investment Technology Group, Inc.                    Daily                   Current
   Jeffrey Slocum & Associates, Inc.                    As needed               Current
   Lehman Brothers Inc.                                 Daily                   Current
   Marco Consulting Group, Inc.                         Monthly                 Current
   Marquette Associates                                 As needed               Current
   Markit Loans, Inc.                                   Daily                   Current
   Mercer Investment Consulting, Inc.                   As needed               Current
   Merrill Communications LLC                           Semi-annually           5 days
   Moody's Investors Service Inc.                       Weekly                  7 days or more
   New England Pension Consultants                      Monthly                 Current
   Nikko AM Americas                                    As needed               Current
   Nomura Funds Research & Technologies America Inc.    As needed               Current
   Nuveen Investment Solutions, Inc.                    One time                Current
   Omgeo LLC                                            Daily                   Current
   PricewaterhouseCoopers LLP                           As needed               Current
   Prima Capital Management, Inc.                       Quarterly               15 days
   R.V. Kuhns & Associates                              As needed               Current
   Reuters America Inc.                                 Daily                   Current
   Rocaton Investment Advisors, LLC                     As needed               Current
   Rogerscasey, Inc.                                    Quarterly               Current
   Russell/Mellon Analytical Services, LLC              Monthly                 Current
   Sapient Corporation                                  As needed               Current
   SEI Investments                                      As needed               Current
   SimCorp USA, Inc.                                    As needed               Current
   Standard & Poor's                                    Daily                   Current
   Standard & Poor's Financial Services                 Weekly                  2 days or more
   Standard & Poor's Securities Evaluation              Daily                   Current
   State Street Bank and Trust Company                  Daily                   Current
   Stratford Advisory Group, Inc.                       As needed               Current
   Summit Strategies Group                              Monthly; Quarterly      Current
   The Yield Book Inc.                                  Daily                   Current
   Tower Investment                                     As needed               30 days

   NAME                                                 FREQUENCY               LAG TIME
   ----                                                 ---------               --------
   Wachovia Securities LLC                              As needed               Current
   Wall Street On Demand, Inc.                          Monthly; Quarterly      30 days; 15 days
   Wilshire Associates Incorporated                     As needed               Current
   Yanni Partners, Inc.                                 Quarterly               Current
   Zephyr Associates, Inc.                              Quarterly               Current


  In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

  Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

INVESTMENT ADVISER AND SUBADVISERS
--------------------------------------------------------------------------------


INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC

  As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

  Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers (with some shared expenses with the Funds of compensation payable to the Funds' Chief Compliance Officer and compliance staff) and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the members of the Board of Trustees are "affiliated persons" of Janus Capital as that term is defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent. As discussed in this section, Janus Capital has delegated certain of these duties for certain Funds to INTECH and Perkins pursuant to subadvisory agreements ("Sub-Advisory Agreements") between Janus Capital and each Subadviser.

  Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
  (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

  A discussion regarding the basis for the Trustees' approval of the Funds' Investment Advisory Agreements and Sub-Advisory Agreements (as applicable) will be included in the Funds' next annual or semiannual report to shareholders, following such approval. You can request the Funds' annual or semiannual reports, free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Shares directly with Janus Capital). The reports are also available, free of charge, on janus.com/info (or janus.com/reports if you hold Shares directly with Janus Capital).

  The Funds pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund for Funds with an annual fixed-rate fee, and is calculated at the annual rate. The detail for Funds with this fee structure is shown below under "Average Daily Net Assets of Fund." Funds that pay a fee that may adjust up or down based on the Fund's performance relative to its benchmark index over the performance measurement period have "N/A" in the "Average Daily Net Assets of Fund" column below. The following table also reflects the Funds' contractual fixed-rate investment advisory fee rate for Funds with an annual fee based on average daily net assets and the "base fee" rate prior to any performance fee adjustment for Funds that have a performance fee structure.

                                                                                         Contractual
                                                                                     Investment Advisory
                                                              Average Daily Net       Fees/Base Fees (%)
  Fund Name                                                     Assets of Fund          (annual rate)
  ------------------------------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund(1)                               First $300 Million             0.50
                                                              Over $300 Million              0.40
    Janus High-Yield Fund                                     First $300 Million             0.65
                                                              Over $300 Million              0.55
    Janus Short-Term Bond Fund                                First $300 Million             0.64
                                                              Over $300 Million              0.54
  RISK-MANAGED
    INTECH Risk-Managed Core Fund                                     N/A                    0.50
  VALUE
    Perkins Large Cap Value Fund                                      N/A                    0.64
    Perkins Mid Cap Value Fund                                        N/A                    0.64
    Perkins Small Cap Value Fund                                      N/A                    0.72



  (1) Prior to July 6, 2009, the Fund's investment advisory rate was based on a breakpoint schedule of 0.58% on the first $300 million of the average daily closing net asset value, and 0.48% on assets in excess of $300 million.

  PERFORMANCE-BASED INVESTMENT ADVISORY FEE

  APPLIES TO INTECH RISK-MANAGED CORE FUND, PERKINS MID CAP VALUE FUND, PERKINS LARGE CAP VALUE FUND, AND PERKINS SMALL CAP VALUE FUND ONLY
  Effective on the dates shown below, each of INTECH Risk-Managed Core Fund, Perkins Mid Cap Value Fund, Perkins Large Cap Value Fund, and Perkins Small Cap Value Fund implemented an investment advisory fee rate that adjusts up or down based upon each Fund's performance relative to the cumulative investment record of its respective benchmark index over the performance measurement period. Any performance adjustment commenced on the date shown below. Prior to the effective date of the performance adjustment, only the base fee applied.

                                                                 Effective Date of      Effective Date of
                                                                  Performance Fee        First Adjustment
  Fund                                                              Arrangement          to Advisory Fee
  -------------------------------------------------------------------------------------------------------
  INTECH Risk-Managed Core Fund                                       01/01/06               01/01/07
  Perkins Mid Cap Value Fund                                          02/01/06               02/01/07
  Perkins Large Cap Value Fund                                        01/01/09               01/01/10
  Perkins Small Cap Value Fund                                        01/01/09               01/01/10



  Under the performance-based fee structure, the investment advisory fee paid to Janus Capital by each Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee Rate"), plus or minus (2) a performance-fee adjustment ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months and, accordingly, only the Fund's Base Fee Rate applies for the initial 12 months. When the performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment advisory fee is paid monthly in arrears.

  The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending upon the investment performance of the Fund relative to its benchmark index over the performance measurement period. No Performance Adjustment is applied unless the difference between the Fund's investment performance and the cumulative investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund's performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund's benchmark index. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

  The application of an expense limit, if any, will have a positive effect upon a Fund's performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

  The investment performance of a Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, certain Funds calculated their Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of each Fund's respective benchmark index. For periods beginning July 6, 2009, the investment performance of each Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund's benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

  As noted, for certain Funds, effective July 6, 2009, the investment performance of the Fund's load-waived Class A Shares is used to calculate the Performance Adjustment. However, because the Fund's Performance Adjustment is based upon a rolling 36-month performance measurement period, calculations based on the Fund's load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. During this transition period, the Fund's performance will be compared to a blended investment performance record that includes the Fund's Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund's load-waived Class A Shares for the remainder of the period. At the conclusion of the transition period, the Fund's Class T Shares will be eliminated from the Performance Adjustment calculation, and the calculation will be based solely upon the Fund's load-waived Class A Shares.

  The Trustees may determine that a class of shares of a Fund other than Class A Shares is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the successor class was outstanding, and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the "Staff") that any changes to a class of shares selected for purposes of calculating the Performance Adjustment will require shareholder approval. If there is a change in the Staff's position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in such selected class is appropriate.

  The Trustees may from time to time determine that another securities index for a Fund is a more appropriate benchmark index for purposes of evaluating the performance of that Fund. In that event, the Trustees may approve the substitution of a successor index for the Fund's benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Fund's performance compared to its former benchmark index. Any change to a particular Fund's benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the Staff that any changes to a Fund's benchmark index will require shareholder approval. If there is a change in the Staff's position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in a Fund's benchmark index is appropriate.

  It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Fund relative to the record of the Fund's benchmark index and future changes to the size of each Fund.

  If the average daily net assets of a Fund remain constant during a 36-month performance measurement period, current net assets will be the same as average net assets over the performance measurement period and the maximum Performance Adjustment will be equivalent to 0.15% of current net assets. When current net assets vary from net assets over the 36-month performance measurement period, the Performance Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 0.15%, depending upon whether the net assets of the Fund had been increasing or decreasing (and the amount of such increase or decrease) during the performance measurement period. Note that if net assets for a Fund were increasing during the performance measurement period, the total performance fee paid, measured in dollars, would be more than if that Fund had not increased its net assets during the performance measurement period.

  Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been shrinking. Assume its monthly Base Fee Rate was 1/12(th) of 0.60% of average daily net assets during the previous month. Assume also that average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were just $200 million.

  The Base Fee Rate would be computed as follows:

  $200 million x 0.60% / 12 = $100,000

  If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

  $500 million x 0.15% / 12 = $62,500, which is approximately 1/12(th) of 0.375%
  of $200 million.

  If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $162,500, which is approximately 1/12(th) of 0.975% of $200 million.

  If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $37,500, which is approximately 1/12(th) of 0.225% of $200 million.

  Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12(th) of 0.975% in the case of outperformance, or approximately 1/12(th) of 0.225% in the case of underperformance. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

  By contrast, the Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period. Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been growing. Assume its average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were $800 million.

  The Base Fee Rate would be computed as follows:

  $800 million x 0.60% / 12 = $400,000

  If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

  $500 million x 0.15% / 12 = $62,500, which is approximately 1/12(th) of 0.094%
  of $800 million.

  If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $462,500, which is approximately 1/12(th) of 0.694% of $800 million.

  If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $337,500, which is approximately 1/12(th) of 0.506% of $800 million.

  Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12(th) of 0.694% in the case of outperformance, or approximately 1/12(th) of 0.506% in the case of underperformance.

  The Base Fee Rate for each Fund and the Fund's benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:

                                                                                                Base Fee (%)
  Fund Name                                 Benchmark Index                                    (annual rate)
  ----------------------------------------------------------------------------------------------------------
  INTECH Risk-Managed Core Fund             S&P 500(R) Index(1)                                     0.50(2)
  Perkins Mid Cap Value Fund                Russell Midcap(R) Value Index(3)                        0.64(4)
  Perkins Large Cap Value Fund              Russell 1000(R) Value Index(5)                          0.64(4)
  Perkins Small Cap Value Fund              Russell 2000(R) Value Index(6)                          0.72(4)



  (1) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
  (2) Janus Capital pays INTECH, the Fund's subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital, on behalf of the Fund, and INTECH. The subadvisory fee paid by Janus Capital to INTECH adjusts up or down based on the Fund's performance relative to its benchmark index over the performance measurement period. Under the Sub-Advisory Agreement, Janus Capital pays INTECH a fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any performance fee adjustments and reimbursements of expenses incurred or fees waived by Janus Capital).
  (3) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.
  (4) Janus Capital pays Perkins, the Fund's subadviser, a fee for its services provided pursuant to a Sub-Advisory Agreement between Janus Capital, on behalf of the Fund, and Perkins. The subadvisory fee paid by Janus Capital to Perkins adjusts up or down based on the Fund's performance relative to its benchmark index over the performance measurement period. Under the Sub-Advisory Agreement, Janus Capital pays Perkins a fee equal to 50% of the investment advisory fee paid by the Fund to Janus Capital (net of any performance fee adjustments and reimbursements of expenses incurred or fees waived by Janus Capital).
  (5) The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.
  (6) The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.

  The following hypothetical examples illustrate the application of the Performance Adjustment for each Fund. The examples assume that the average daily net assets of the Fund remain constant during a 36-month performance measurement period. The Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period, and a greater percentage of current assets if the net assets of the Fund were decreasing during the performance measurement period. All numbers in the examples are rounded to the nearest hundredth percent. The net assets of each Fund as of the fiscal year ended October 31, 2009, unless otherwise noted, are shown below. Each Fund has changed its fiscal year end to June 30.

  Fund Name                                                                   Net Assets (000s)
  ---------------------------------------------------------------------------------------------
  INTECH Risk-Managed Core Fund                                                  $   294,231
  Perkins Mid Cap Value Fund                                                     $10,338,655
  Perkins Large Cap Value Fund                                                   $    30,695(1)
  Perkins Small Cap Value Fund                                                   $ 1,658,767


  (1) December 31, 2008 (effective date) to July 31, 2009, the Fund's previous fiscal year end.

  EXAMPLES: INTECH RISK-MANAGED CORE FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the S&P 500(R) Index.

  Example 1: Fund Outperforms Its Benchmark Index By 4.00%

  If the Fund has outperformed the S&P 500(R) Index by 4.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.50%                                              1/12th of 0.15%             1/12th of 0.65%


  Example 2: Fund Performance Tracks Its Benchmark Index

  If the Fund performance has tracked the performance of the S&P 500(R) Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.50%                                                    0.00                  1/12th of 0.50%



  Example 3: Fund Underperforms Its Benchmark Index By 4.00%

  If the Fund has underperformed the S&P 500(R) Index by 4.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.50%                                              1/12th of -0.15%            1/12th of 0.35%



  Under the terms of the current Sub-Advisory Agreement between Janus Capital, on behalf of INTECH Risk-Managed Core Fund, and INTECH, Janus Capital pays INTECH a fee equal to 50% of the advisory fee paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to INTECH will adjust up or down in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on INTECH Risk-Managed Core Fund's Class A Shares' (waiving the upfront sales load) performance compared to the investment record of the S&P 500(R) Index.

  EXAMPLES: PERKINS MID CAP VALUE FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell Midcap(R) Value Index.

  Example 1: Fund Outperforms Its Benchmark Index By 4.00%

  If the Fund has outperformed the Russell Midcap(R) Value Index by 4.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of 0.15%             1/12th of 0.79%

  Example 2: Fund Performance Tracks Its Benchmark Index

  If the Fund performance has tracked the performance of the Russell Midcap(R) Value Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                                    0.00                  1/12th of 0.64%



  Example 3: Fund Underperforms Its Benchmark Index By 4.00%

  If the Fund has underperformed the Russell Midcap(R) Value Index by 4.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of -0.15%            1/12th of 0.49%



  Under the terms of the current Sub-Advisory Agreement between Janus Capital, on behalf of Perkins Mid Cap Value Fund, and Perkins, Janus Capital pays Perkins a fee equal to 50% of the advisory fee paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Perkins will adjust up or down in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on Perkins Mid Cap Value Fund's Class A Shares' (waiving the upfront sales load) performance compared to the investment record of the Russell Midcap(R) Value Index.

  EXAMPLES: PERKINS LARGE CAP VALUE FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 3.50% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 1000(R) Value Index.

  Example 1: Fund Outperforms Its Benchmark Index By 3.50%

  If the Fund has outperformed the Russell 1000(R) Value Index by 3.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of 0.15%             1/12th of 0.79%



  Example 2: Fund Performance Tracks Its Benchmark Index

  If the Fund performance has tracked the performance of the Russell 1000(R) Value Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                                    0.00                  1/12th of 0.64%



  Example 3: Fund Underperforms Its Benchmark Index By 3.50%

  If the Fund has underperformed the Russell 1000(R) Value Index by 3.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of -0.15%            1/12th of 0.49%



  Because the Fund is a newer fund that commenced operations on December 31, 2008, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.

  Under the terms of the current Sub-Advisory Agreement between Janus Capital, on behalf of Perkins Large Cap Value Fund, and Perkins, Janus Capital pays Perkins a fee equal to 50% of the advisory fee paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Perkins will adjust up or down in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on the Fund's Class A Shares' (waiving the upfront sales load) performance compared to the investment record of the Russell 1000(R) Value Index.

  EXAMPLES: PERKINS SMALL CAP VALUE FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 5.50% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 2000(R) Value Index.

  Example 1: Fund Outperforms Its Benchmark Index By 5.50%

  If the Fund has outperformed the Russell 2000(R) Value Index by 5.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                          Total Advisory Fee Rate
  Base Fee Rate                                            Performance Adjustment Rate         for that Month
  ---------------------------------------------------------------------------------------------------------------
  1/12th of 0.72%                                                1/12th of 0.15%              1/12th of 0.87%


  Example 2:  Fund Performance Tracks Its Benchmark Index

  If the Fund performance has tracked the performance of the Russell 2000(R) Value Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                          Total Advisory Fee Rate
  Base Fee Rate                                            Performance Adjustment Rate         for that Month
  ---------------------------------------------------------------------------------------------------------------
  1/12th of 0.72%                                                      0.00                   1/12th of 0.72%


  Example 3: Fund Underperforms Its Benchmark Index By 5.50%

  If the Fund has underperformed the Russell 2000(R) Value Index by 5.50% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                          Total Advisory Fee Rate
  Base Fee Rate                                            Performance Adjustment Rate         for that Month
  ---------------------------------------------------------------------------------------------------------------
  1/12th of 0.72%                                                1/12th of -0.15%             1/12th of 0.57%


  Under the terms of the current Sub-Advisory Agreement between Janus Capital, on behalf of Perkins Small Cap Value Fund, Janus Capital pays Perkins a fee equal to 50% of the advisory fee otherwise paid by the Fund to Janus Capital (plus or minus half of any performance fee adjustment, and net of any reimbursement of expenses incurred or fees waived by Janus Capital). This means that the subadvisory fee rate for fees paid by Janus Capital to Perkins will adjust up or down in line with the advisory fee rate for fees paid by the Fund to Janus Capital based on Perkins Small Cap Value Fund's Class A Shares (waiving the upfront sales load) performance compared to the investment record of the Russell 2000(R) Value Index.

  EXPENSE LIMITATIONS

  Janus Capital agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, distribution and shareholder servicing fees (12b-1) applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, the administrative fees payable pursuant to the Transfer Agency Agreement applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Funds, refer to the "Fees and Expenses of the Fund" table in each Fund Summary of each prospectus. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue each waiver until at least February 16, 2011.

                                                                               Expense Limit
  Fund Name                                                                   Percentage (%)
  ------------------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund                                                       0.55
    Janus High-Yield Fund                                                          0.78
    Janus Short-Term Bond Fund                                                     0.55
  RISK-MANAGED
    INTECH Risk-Managed Core Fund                                                  0.89(1)
  VALUE
    Perkins Large Cap Value Fund                                                   1.00(1)
    Perkins Mid Cap Value Fund                                                     0.86(1)
    Perkins Small Cap Value Fund                                                   0.96(1)


  (1) Effective January 1, 2006 for INTECH Risk-Managed Core Fund, February 1, 2006 for Perkins Mid Cap Value Fund, and January 1, 2009 for Perkins Large Cap Value Fund and Perkins Small Cap Value Fund, each Fund has a performance-based investment advisory fee with a rate that adjusts up or down based upon each Fund's performance relative to its respective benchmark index over the performance measurement period. Details discussing the change are included in the "Performance-Based Investment Advisory Fee" section of this SAI. Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. Unless terminated, revised, or extended, each Fund's expense limit will be in effect until February 16, 2011.

  The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years ended October 31, unless otherwise noted. Each Fund has changed its fiscal year end to June 30. The information presented in the table below reflects the investment advisory fees in effect during each of the fiscal years or periods shown.

                                                   2009                            2008                         2007
                                       ---------------------------      -------------------------    --------------------------
  Fund Name                            Advisory Fees    Waivers(-)      Advisory Fees  Waivers(-)    Advisory Fees   Waivers(-)
  -----------------------------------------------------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund            $ 5,220,426    -$    7,147       $ 4,367,518           --     $ 3,916,059            --
    Janus High-Yield Fund               $ 3,697,666             --       $ 3,059,869           --     $ 3,456,782            --
    Janus Short-Term Bond Fund          $ 3,524,357    -$  915,142       $ 1,231,818    -$635,453     $ 1,097,006     -$618,372
  RISK-MANAGED
    INTECH Risk-Managed Core Fund       $   896,665    -$   16,018       $ 1,282,129          N/A     $ 2,175,835           N/A
  VALUE
    Perkins Large Cap Value Fund        $    70,147(1) -$   70,147(1)(2)         N/A          N/A             N/A           N/A
    Perkins Mid Cap Value Fund          $54,312,622    -$  881,432       $52,609,154          N/A     $38,796,970           N/A
    Perkins Small Cap Value Fund        $ 7,805,774    -$1,531,360       $ 9,539,483          N/A     $12,859,291           N/A



  (1) December 31, 2008 (effective date) to July 31, 2009, the Fund's previous fiscal year end.
  (2) Fee waiver by Janus Capital exceeded the advisory fee.

  ADMINISTRATIVE SERVICES FEES

  Prior to February 1, 2010, Janus Capital received an administrative services fee at an annual rate of up to 0.05% of the average daily net assets of Class J Shares, the initial share class, of INTECH Risk-Managed Core Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund for providing certain administrative services including, but not limited to, recordkeeping and registration functions.

  The following table summarizes the administrative services fees paid by each Fund for the fiscal years ended October 31.

                                          2009              2008              2007
                                     Administrative    Administrative    Administrative
  Fund Name                           Services Fees     Services Fees     Services Fees
  -------------------------------------------------------------------------------------
  RISK-MANAGED
    INTECH Risk-Managed Core Fund      $  107,977        $  193,124        $  271,966
  VALUE
    Perkins Mid Cap Value Fund         $2,953,987        $3,004,544        $2,855,014
    Perkins Small Cap Value Fund       $  220,909        $  331,018        $  487,202


SUBADVISERS

  Janus Capital has entered into Sub-Advisory Agreements on behalf of INTECH Risk-Managed Core Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund.

INTECH INVESTMENT MANAGEMENT LLC

  Janus Capital has entered into a Sub-Advisory Agreement with INTECH Investment Management LLC, CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401, on behalf of INTECH Risk-Managed Core Fund.

  INTECH has been in the investment advisory business since 1987. INTECH also serves as investment adviser or subadviser to other U.S. registered and unregistered investment companies, offshore investment funds, and other institutional accounts. Janus Capital owns approximately 92% of INTECH.

  Under the Sub-Advisory Agreement between Janus Capital and INTECH, INTECH is responsible for the day-to-day investment operations of INTECH Risk-Managed Core Fund. Investments will be acquired, held, disposed of, or loaned, consistent with the investment objectives, policies, and restrictions established by the Trustees and set forth in the Trust's registration statement. INTECH is also obligated to: (i) place all orders for the purchase and sale of investments for the Fund with brokers or dealers selected by INTECH; (ii) perform certain limited related administrative functions; (iii) provide the Trustees with oral or written reports regarding the investment portfolio of the Fund; and (iv) maintain all books and records required under federal securities law relating to day-to-day portfolio management of the Fund. The Sub-Advisory Agreement provides that INTECH shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreement and except to the extent otherwise provided by law.

  Under the Amended Sub-Advisory Agreement, Janus Capital pays INTECH a fee equal to 50% of the advisory fee payable by INTECH Risk-Managed Core Fund to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements).

  The Sub-Advisory Agreement will continue in effect from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the Independent Trustees of the Fund. The Sub-Advisory Agreement is subject to termination by the Fund or the subadviser on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

  PERFORMANCE-BASED SUB-ADVISORY FEE

  APPLIES TO INTECH RISK-MANAGED CORE FUND
  Effective January 1, 2008, the subadvisory fee rate paid under the Amended Sub-Advisory Agreement was restructured so that the fee rate paid by Janus Capital to INTECH is equal to 50% of the advisory fee payable by the Fund to Janus Capital (net of any performance fee adjustment, reimbursement of expenses incurred and fees waived by Janus Capital). Effective January 1, 2006, the subadvisory fee rate for INTECH Risk-Managed Core Fund changed from a fixed rate to a rate that adjusts up or down based upon the performance of the Fund's load-waived Class A Shares relative to the S&P 500(R) Index. Any performance adjustment commenced January 2007. Until that time, only the previous fixed rate applied. Janus Capital, and not INTECH Risk-Managed Core Fund, pays this fee. The following discussion provides additional details regarding this change.

  On December 29, 2005, shareholders of INTECH Risk-Managed Core Fund approved an Amended Sub-Advisory Agreement between Janus Capital, on behalf of the Fund, and INTECH that introduced a performance incentive subadvisory fee structure. The subadvisory fee rate payable by Janus Capital to INTECH changed from a fixed rate to a rate that adjusts up or down based upon the performance of the Fund's load-waived Class A Shares relative to its benchmark index, the S&P 500(R) Index.

PERKINS INVESTMENT MANAGEMENT LLC

  Janus Capital has entered into Sub-Advisory Agreements with Perkins Investment Management LLC, 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606, on behalf of Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund.

  Perkins and its predecessors have been in the investment advisory business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and other registered investment companies. Janus Capital owns approximately 78% of Perkins.

  Under the Sub-Advisory Agreements between Janus Capital and Perkins, investments will be acquired, held, disposed of or loaned, consistent with the investment objectives, policies and restrictions established by the Trustees and set forth in the Trust's registration statement. The Sub-Advisory Agreements provide that Perkins shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Funds, except for willful malfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Sub-Advisory Agreements and except to the extent otherwise provided by law.

  Perkins: (i) manages the investment operations of the Funds; (ii) keeps Janus Capital fully informed as to the valuation of assets of the Funds, their condition, investment decisions and considerations; (iii) maintains all books and records required under federal securities law relating to day-to-day portfolio management of the Funds; (iv) performs certain limited related administrative functions; and (v) provides the Trustees and Janus Capital with economic, operational, and investment data and reports.

  Under the Sub-Advisory Agreements, Janus Capital pays Perkins a fee equal to 50% of the advisory fee payable by each of Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund to Janus Capital (calculated after any applicable performance fee adjustment, fee waivers, and expense reimbursements).

  The Sub-Advisory Agreements with Perkins will continue in effect from year to year if such continuation is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding shares of the Funds, and in either case by vote of a majority of the Independent Trustees of the Funds. The Sub-Advisory Agreements are subject to termination at any time by Janus Capital or Perkins by giving 90 days' advance written notice to the other party (Perkins shall allow up to an additional 90 days at the request of Janus Capital or the Trust in order to find a replacement for Perkins) or by Janus Capital or the Trust without advance notice if Perkins is unable to discharge its duties and obligations. Each Fund's Sub-Advisory Agreement terminates automatically in the event of the assignment or termination of each Fund's respective Investment Advisory Agreement.

  PERFORMANCE-BASED SUB-ADVISORY FEE

  APPLIES TO PERKINS LARGE CAP VALUE FUND
  Perkins Large Cap Value Fund has an investment advisory fee rate that adjusts up or down based upon the Fund's performance of the Fund's Class A Shares (waiving the upfront sales load) relative to the cumulative performance of its benchmark index over the performance measurement period. Any performance adjustment will commence January 2010. Until that time, only the fixed rate applies. In accordance with the Sub-Advisory Agreement, Perkins receives a fee from Janus Capital equal to 50% of the advisory fee payable to Janus Capital from the Fund (net of any applicable performance fee adjustments, reimbursement of expenses incurred, or fees waived by Janus Capital).

  APPLIES TO PERKINS MID CAP VALUE FUND AND PERKINS SMALL CAP VALUE FUND
  As a result of shareholder approval of Perkins Mid Cap Value Fund's and Perkins Small Cap Value Fund's amended investment advisory agreement between Janus Capital and the Trust, on behalf of each Fund, effective February 1, 2006 for Perkins Mid Cap Value Fund and January 1, 2009 for Perkins Small Cap Value Fund, the subadvisory fee paid to Perkins changed from a fixed-rate fee to a fee that adjusts up or down based upon the performance of each Fund's Class A Shares (waiving the upfront sales load) relative to the Russell Midcap(R) Value Index for Perkins Mid Cap Value Fund and the Russell 2000(R) Value Index for Perkins Small Cap Value Fund, each Fund's respective benchmark index. Any performance adjustment commenced February 2007 for Perkins Mid Cap Value Fund and will commence January 2010 for Perkins Small Cap Value Fund. Until that time, only the previous fixed rate applies. In accordance with the Sub-Advisory Agreement, Perkins receives a fee from Janus Capital equal to 50% of the advisory fee payable to Janus Capital from each Fund (net of any applicable performance fee adjustments, reimbursement of expenses incurred, or fees waived by Janus Capital).

  Under each Sub-Advisory Agreement, the respective subadviser was compensated according to the following schedule for the fiscal year ended October 31, 2009, unless otherwise noted. Each Fund has changed its fiscal year end to June 30.

  Fund Name                                  Subadviser         Contractual Rate(1)(%)
  ------------------------------------------------------------------------------------
  INTECH Risk-Managed Core Fund                INTECH                 0.25(2)
  Perkins Large Cap Value Fund                 Perkins                0.32(2)(3)
  Perkins Mid Cap Value Fund                   Perkins                0.32(2)
  Perkins Small Cap Value Fund                 Perkins                0.36(2)(4)



  (1) Prior to any fee reimbursement, if applicable.
  (2) Prior to any performance adjustment, if applicable.
  (3) For the fiscal period ended July 31, 2009 (the Fund's previous fiscal year end).
  (4) Effective January 1, 2009, the subadvisory fee rate paid by Janus Capital changed from a fixed rate based on the Fund's annual average daily net assets to a fee equal to 50% of the investment advisory fee rate paid by the Fund to Janus Capital (net of any applicable performance fee adjustment).

  INTECH Risk-Managed Core Fund pays no fees directly to INTECH, and Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund pay no fees directly to Perkins. Janus Capital pays these subadvisory fees out of each Fund's respective advisory fees.

  For the fiscal year ended October 31, 2009, Janus Capital paid subadvisory fees to INTECH in the amount of $437,121 for INTECH Risk-Managed Core Fund.

  For the fiscal year ended October 31, 2009, Janus Capital paid subadvisory fees to Perkins in the amount of $27,129,671 for Perkins Mid Cap Value Fund and $3,896,341 for Perkins Small Cap Value Fund. For the fiscal period ended July 31, 2009, after reimbursement of expenses and fees waived, Janus Capital paid no subadvisory fees to Perkins for Perkins Large Cap Value Fund.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

  CLASS A SHARES AND CLASS C SHARES
  In addition to payments made under 12b-1 plans, Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital's marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors and their weightings may differ from one intermediary to another and may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are AIG Advisor Group, Inc. and its broker-dealer subsidiaries; Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Morgan Stanley Smith Barney, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wells Fargo Advisors, LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

  In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries' fees for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a Fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and when considering which share class of the Funds is most appropriate for you.

  CLASS I SHARES, CLASS R SHARES, CLASS S SHARES, AND CLASS T SHARES
  With respect to Class I Shares, Class R Shares, Class S Shares, and Class T Shares, Janus Capital, Janus Distributors, or their affiliates may pay, from their own assets, financial intermediaries fees for providing other marketing or distribution-related services (with the exception of Class I Shares, Class R Shares, and Class S Shares), as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, considering which share class of a Fund is most appropriate for you.

  ALL SHARE CLASSES
  Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for financial intermediaries to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL AND THE SUBADVISERS

  Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

  With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital and Perkins, accounts will participate in an IPO if the portfolio managers and/or investment personnel believe the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group") based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. All shares purchased will be allocated on a pro rata basis to all participating accounts within the portfolio managers' and/or investment personnel's account group among all participating portfolio managers and/or investment personnel. Any account(s) participating in an IPO which has been classified (small-, mid- , or large-cap based on the pre-offering market capitalization) outside of the account's assigned IPO Group as small-, mid-, large-, or multi-cap (accounts assigned to the multi-cap classification can participate in IPOs with any market capitalization) will continue to have the portfolio managers' and/or investment personnel's original indication/target filled in the aftermarket unless instructed by the portfolio managers and/or investment personnel to do otherwise. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts, subject to a de minimis exception standard outlined below. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

  Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

  Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

  Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but not held long in the account the manager is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

  INTECH has adopted its own allocation procedures, which apply to INTECH Risk-Managed Core Fund. INTECH, the subadviser for INTECH Risk-Managed Core Fund, generates daily trades for all of its clients, including INTECH Risk- Managed Core Fund, using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

  Perkins, the subadviser for Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund, may buy and sell securities, or engage in other investments, on behalf of multiple clients, including Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund. Perkins seeks to allocate trades among its clients on an equitable basis, taking into consideration such factors as the size of the client's portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability.

  Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

  Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the "Investing Funds"). As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds.

  Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

  The officers and Trustees of the funds may also serve as officers and Trustees of the Janus "funds of funds," which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

  JANUS ETHICS RULES

  Janus Capital, INTECH, Perkins, and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital, INTECH, Perkins, and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first; (iii) disclose all actual or potential conflicts;
  (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and
  (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

  Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital, INTECH, Perkins, and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital, INTECH, Perkins, and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, INTECH, Perkins, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

  In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital, INTECH, Perkins, and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

  Each Fund's Trustees have delegated to Janus Capital or the Fund's subadviser, as applicable, the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's or the applicable subadviser's own policies and procedures. Summaries of Janus Capital's or the applicable subadviser's policies and procedures are available without charge:
  (i) upon request, by calling 1-800-525-0020; (ii) on the Funds' website at janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

  A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

  Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

  Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service ("Proxy Voting Service").

  PROXY VOTING PROCEDURES

  Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

  BOARD OF DIRECTORS ISSUES
  Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period).

  GENERAL CORPORATE ISSUES
  Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

INTECH Investment Management LLC
Proxy Voting Procedures

  The following are the procedures for INTECH with respect to the voting of proxies on behalf of all clients for which INTECH has been delegated the responsibility for voting proxies and the keeping of records relating to proxy voting.

  GENERAL POLICY. INTECH's investment process involves buy and sell decisions that are determined solely by a mathematical formula that selects target holdings and weightings without any consideration of the fundamentals of individual companies or other company-specific factors. As such, extensive corporate research analysis is not performed. Accordingly, INTECH has engaged RiskMetrics Group, ISS Governance Services ("ISS") to vote all proxies on behalf of client accounts in accordance, at the client's discretion, with ISS' Benchmark Proxy Voting Guidelines, Taft-Hartley Proxy Voting Guidelines, Public Fund Proxy Voting Guidelines, Social Proxy Voting Guidelines, or Catholic Proxy Voting Guidelines (collectively referred to as "ISS Recommendations"). The ISS Recommendations are designed with the intent of maximizing the long-term economic benefits to shareholders.

  INTECH will vote all proxies on behalf of client's accounts in accordance with ISS Recommendations that best represent the client type. Specifically, unless otherwise directed by the client, INTECH will vote:

  - Corporate, Mutual Fund/Sub-Advised, and Commingled Pool clients in accordance with ISS' Benchmark ("BENCHMARK") Proxy Voting Guidelines, which were developed by ISS to increase total shareholder value and risk mitigation and are generally management oriented.

  - Union and Union Taft-Hartley clients in accordance with ISS' Taft-Hartley ("TAFT-HARTLEY") Proxy Voting Guidelines (formerly known as the ISS Proxy Voting Service or PVS Guidelines), which were developed by ISS, in conjunction with the AFL-CIO, with a worker-owner view of long-term corporate value.

  - Public Fund clients in accordance with ISS' Public Fund ("PUBLIC") Proxy Voting Guidelines, which were developed by ISS to help ensure that public funds fulfill all statutory and common law obligations governing proxy voting with the intent of maximizing long-term economic benefits of its plan participants and beneficiaries.

  - Not-For-Profit (including Endowments and Foundations) clients in accordance with ISS' Social ("SOCIAL") Proxy Voting Guidelines, which were developed by ISS to recognize that socially responsible institutional shareholders are concerned with economic returns to shareholders and sound corporate governance, along with the ethical behavior of corporations and the social and environmental impact of their actions. ISS' Catholic Proxy Voting Guidelines ("CATHOLIC") are also available to clients.

  Concurrent with the adoption of these procedures, INTECH will not accept direction in the voting of proxies for which it has voting responsibility from any person or organization other than the ISS Recommendations. Additional information about ISS and the ISS Recommendations is available at http://www.riskmetrics.com/policy/2009/policy_information. INTECH will only accept direction from a client to vote proxies for the client's account pursuant to ISS' BENCHMARK, TAFT-HARTLEY, PUBLIC, SOCIAL, or CATHOLIC Proxy Voting Guidelines. INTECH takes its responsibility to exercise clients' votes very seriously and will use best efforts to exercise this right in all cases. However, in some circumstances it may be impractical or impossible for INTECH to vote. For example, with respect to clients that have elected to participate in securities lending it is impractical for INTECH to call back securities in order to vote proxies. In addition, in international markets where share blocking+ applies, INTECH will not vote due to liquidity constraints.

  DELEGATION OF PROXY VOTING ADMINISTRATION. INTECH has engaged the services of the Janus Investment Accounting Operations Group to provide the administration for its proxy voting.

  JANUS INVESTMENT ACCOUNTING OPERATIONS GROUP. The Janus Investment Accounting Operations Group works with ISS and is responsible to INTECH for ensuring that all proxies are voted consistent with ISS' BENCHMARK, TAFT-HARTLEY, PUBLIC, SOCIAL, or CATHOLIC Proxy Voting Guidelines.

  VOTING AND USE OF PROXY VOTING SERVICE. Pursuant to its relationship with Janus Capital, INTECH has engaged ISS, an independent Proxy Voting Service, to assist in the voting of proxies. ISS is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. ISS is responsible for working with the Janus Investment Accounting Operations Group to coordinate the actual votes cast. In addition, ISS is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to INTECH or Janus Capital upon request. ISS will process all proxy votes in accordance with the BENCHMARK, TAFT-HARTLEY, PUBLIC, SOCIAL, or CATHOLIC Proxy Voting Guidelines. In absence of specific client direction, INTECH will direct ISS to vote proxies in accordance with the ISS Recommendations that best represents the client type. Janus Capital has instructed ISS to vote all Janus mutual fund proxies, for which INTECH has voting authority, in accordance with ISS' BENCHMARK Proxy Voting Guidelines.

  CONFLICTS OF INTEREST. INTECH has adopted the following procedures and controls to avoid conflicts of interest that may arise in connection with proxy voting:

  - ISS shall vote all proxies on INTECH's behalf in accordance with ISS' BENCHMARK, TAFT-HARTLEY, PUBLIC, SOCIAL, or CATHOLIC Proxy Voting Guidelines. In its capacity as administrator, Janus Capital shall conduct periodic reviews of proxy voting records on a sample basis to ensure that all votes are actually cast in accordance with this policy.

  - The Janus Investment Accounting Operations Group is not authorized to override any recommendation except upon the receipt of express written authorization from INTECH's Chief Compliance Officer. The Janus Investment Accounting Operations Group shall maintain records of all overrides, including all required authorizations.

  - Without limiting the foregoing, the Janus Investment Accounting Operations Group shall not give any consideration to the manner in which votes are being cast on behalf of Janus Capital or its affiliates with respect to a particular matter.

  - Any attempts to influence the proxy voting process shall be reported immediately to the INTECH Chief Compliance Officer.

  - All client accounts are prohibited from investing in securities of Janus Capital or securities of its publicly traded affiliates. INTECH maintains a Restricted List of securities that may not be purchased on behalf of individual accounts which includes, among other things, affiliates of such accounts. The trading system is designed to prohibit transactions in all securities on the Restricted List.

  - At least annually, INTECH reviews ISS' Policies, Procedures, and Practices Regarding Potential Conflicts of Interest ("ISS' Conflict Policy"), which addresses conflicts of interest that could arise in connection with advisory services provided by ISS or its affiliates, to ensure ISS' Conflict Policy is reasonably designed to minimize any such potential conflicts of interest.

  In light of the foregoing policies, it is not expected that any conflicts will arise in the proxy voting process. In the unusual circumstance that ISS seeks direction on any matter or INTECH is otherwise in a position of evaluating a proposal on a case-by-case basis, the matter shall be referred to the INTECH Chief Compliance Officer to determine whether a material conflict exists. The matter will be reviewed by INTECH's General Counsel, Chief Financial Officer, and Chief Compliance Officer ("Proxy Review Group"). To the extent that a conflict of interest is identified, INTECH will vote the proxy according to the ISS recommendation unless otherwise determined by the Proxy Review Group.




  ----------
  + Share blocking is a mechanism used by certain foreign jurisdictions whereby shares are frozen and may not be traded for a specified period of time prior to a shareholder meeting. Share blocking is intended to facilitate the voting process; however, it also imposes constraints as a pending trade may fail if it settles during the blocked period.

  REPORTING AND RECORD RETENTION. On a quarterly basis, INTECH will provide its clients with the proxy voting record for that client's account. Janus Capital, on INTECH's behalf, retains proxy statements received regarding client securities, records of votes cast on behalf of clients, and records of client requests for proxy voting information. In addition, INTECH will retain copies of its Proxy Voting Procedures and ISS' BENCHMARK, TAFT-HARTLEY, PUBLIC, SOCIAL, and CATHOLIC Proxy Voting Guidelines. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

  REVIEW OF POLICY. INTECH shall periodically review this policy and the services provided by ISS to determine whether the continued use of ISS and the ISS Recommendations is in the best interest of clients.

Perkins Investment Management LLC
Proxy Voting Summary for Mutual Funds

  Perkins votes proxies in the best interest of its shareholders and without regard to any other Perkins relationship (business or otherwise). Perkins will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service).

  PROXY VOTING PROCEDURES

  Perkins has developed proxy voting guidelines (the "Perkins Guidelines") that outline how Perkins generally votes proxies on securities held by the portfolios Perkins manages. The Perkins Guidelines, which include recommendations on most major corporate issues, have been developed by the Perkins Proxy Voting Committee. Perkins portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Perkins Guidelines; however, a portfolio manager may choose to vote differently than the Perkins Guidelines. Perkins has delegated the administration of its proxy voting to Janus Capital. Janus Capital, on Perkins' behalf, has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Perkins Proxy Voting Committee is to develop the Perkins Guidelines. The Perkins Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Perkins Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Perkins believes that application of the Perkins Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Perkins Guidelines are predetermined. However, for proxy votes that are inconsistent with the Perkins Guidelines, the Perkins Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. If the Perkins Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Perkins Proxy Voting Committee will refer the matter to the Chief Investment Officer(s) (or the Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Perkins Proxy Voting Committee has developed the Perkins Guidelines for use in voting proxies. Below is a summary of some of the Perkins Guidelines.

  BOARD OF DIRECTORS ISSUES
  Perkins will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Perkins will generally vote in favor of proposals to increase the minimum number of independent directors. Perkins will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Perkins will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Perkins reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap,

  Perkins will generally oppose the proposed equity-based compensation plan. In addition, Perkins will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period).

  GENERAL CORPORATE ISSUES
  Perkins will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Perkins will generally oppose proposals for different classes of stock with different voting rights. Perkins will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Perkins will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Perkins Guidelines, Perkins will generally vote pursuant to that Perkins Guideline. Perkins will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Perkins will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Perkins Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------


  State Street Bank and Trust Company ("State Street"), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

  Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Funds.

  Certain intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Funds to Janus Services, which uses such fees to reimburse intermediaries.

  Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares and Class S Shares of each Fund for providing or procuring administrative services to investors in Class R Shares and Class S Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

  Class D Shares of the Funds pay an annual administrative fee of 0.12% of net assets. These administrative fees are paid by the Shares of each Fund for shareholder services provided by Janus Services LLC.

  Class T Shares of the Funds pay an annual administrative fee of 0.25% of net assets for administrative services, including recordkeeping, subaccounting, or other shareholder services provided by intermediaries on behalf of the shareholders of the Funds. These administrative fees are paid by Class T Shares of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries. Janus Services or its affiliates may also pay administrative fees to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Funds.

  For the fiscal period ended October 31, 2009, which was the Funds' previous fiscal year end, the total amounts paid by Class R Shares and Class S Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and service providers) for administrative services are summarized below. Each Fund has changed its fiscal year end to June 30.

                                                                Administrative
  Fund Name                                                         Fees(1)
  ----------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund
       Class R Shares                                              $  2,182
       Class S Shares                                              $ 54,628
    Janus High-Yield Fund
       Class R Shares                                              $    715
       Class S Shares                                              $  4,194
    Janus Short-Term Bond Fund
       Class S Shares                                              $  2,055
  RISK-MANAGED
    INTECH Risk-Managed Core Fund
       Class S Shares                                              $  4,185
  VALUE
    Perkins Mid Cap Value Fund
       Class R Shares                                              $ 51,782
       Class S Shares                                              $321,358
    Perkins Small Cap Value Fund
       Class R Shares                                              $  2,718
       Class S Shares                                              $ 20,038


  (1) For the period July 6, 2009 to October 31, 2009.

  As of the date of this SAI, Janus Services did not receive any administrative fees from Class D Shares or Class T Shares of the Funds.

  Janus Services is not compensated for its services related to Class A Shares, Class C Shares, and Class I Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the fees charged by certain intermediaries for administrative services including, but not limited to, recordkeeping, subaccounting, order processing for omnibus or networking accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Funds. Order processing includes the submission of transactions through the NSCC or similar systems or those processed on a manual basis by Janus Services.

  Through Janus Services, the Funds pay DST Systems, Inc. ("DST") fees for the use of DST's shareholder accounting system, as well as for certain broker-controlled accounts and closed accounts. These fees are in addition to any transfer agency fees paid to Janus Services. The Funds also use and pay for DST systems to track and process redemption fees and contingent deferred sales charges.

  Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors' registered representatives are paid for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


  Janus Capital places all portfolio transactions of the Funds, except for INTECH Risk-Managed Core Fund. With respect to INTECH Risk-Managed Core Fund, INTECH places portfolio transactions using its proprietary trade system software. With respect to Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund, Janus Capital places all portfolio transactions solely upon Perkins' direction.

  Janus Capital and Perkins have a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital and Perkins may occasionally pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

  Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. In seeking best execution on trades for funds subadvised by Perkins, Janus Capital acts on behalf of and in consultation with Perkins. Those factors include, but are not limited to: Janus Capital's and Perkins' knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital (or Janus Capital acting on behalf of and in consultation with Perkins) determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital or Perkins, as applicable. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital or Perkins, as applicable, must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's and Perkins' own research efforts. Because Janus Capital and Perkins receive a benefit from research they receive from broker-dealers, Janus Capital and Perkins may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital and Perkins do not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

  "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds' Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

  For the fiscal year or period ended October 31, 2009, unless otherwise noted, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below. Each Fund has changed its fiscal year end to June 30.

  Fund Name                                            Commissions     Transactions
  ----------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund                            $       --    $           --
    Janus High-Yield Fund                               $    1,272    $    1,674,492
    Janus Short-Term Bond Fund                          $       --    $           --
  RISK-MANAGED
    INTECH Risk-Managed Core Fund                       $       --    $           --
  VALUE
    Perkins Large Cap Value Fund(1)                     $    9,487    $   34,027,735
    Perkins Mid Cap Value Fund                          $6,049,831    $5,564,348,498
    Perkins Small Cap Value Fund                        $1,068,855    $  716,914,702


  (1) December 31, 2008 (effective date) to July 31, 2009 (the Fund's previous fiscal year end).

  Janus Capital and Perkins do not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital and Perkins do, however, have internal procedures for allocating transactions in a manner consistent with their execution policies to brokers that they have identified as providing research, research-related products or services, or execution-related services of a particular benefit to their clients. Janus Capital and Perkins have entered into client commission agreements ("CCAs") with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third-parties or other broker-dealers that provide Janus Capital and Perkins with research or brokerage services, as permitted under Section 28(e) of the Securities and Exchange Act of 1934. CCAs allow Janus Capital and Perkins to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital and Perkins are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital or Perkins and such research may not necessarily be used by Janus Capital or Perkins in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services. Perkins may make its own separate arrangements with and maintain internal allocation procedures for allocating transactions to brokers who provide research products and services to encourage them to provide services expected to be useful to Perkins' clients, including Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund.

  Janus Capital and Perkins may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital or Perkins directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital or Perkins directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital or Perkins directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital's and Perkins' receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital and Perkins have an incentive to continue to engage in such transactions; however, Janus Capital and Perkins only intend to utilize step-out transactions and new issue designations when they believe that doing so would not hinder best execution efforts.

  INTECH has a policy of seeking to obtain best execution (obtaining the most favorable price and efficient execution). INTECH seeks to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. INTECH may, however, pay a higher commission than would otherwise be necessary for a particular transaction when, in INTECH's opinion, to do so will further the goal of obtaining the best available execution. Commissions are negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates with respect to any securities transactions involving a commission payment. Periodically, reviews are conducted of the allocation among brokers of orders for equity securities and the commissions that were paid.

  INTECH does not consider research services in selecting brokers. For INTECH Risk-Managed Core Fund, regular daily trades are generated by INTECH using proprietary trade system software. Before submission for execution, trades are reviewed by the trader for errors or discrepancies. Trades are submitted to designated brokers at one time during the day, to the extent possible, pre-allocated to individual clients. In the event that an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

  When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital or the subadviser, better prices and executions will be achieved through the use of a broker.

  The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal years or periods ended October 31, unless otherwise noted. Each Fund has changed its fiscal year end to June 30.

  Fund Name                                                 2009            2008            2007
  -------------------------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund                            $        --     $     4,704     $     3,882
    Janus High-Yield Fund                               $     2,120     $     4,487     $    11,971
    Janus Short-Term Bond Fund                          $        --     $        --     $        --
  RISK-MANAGED
    INTECH Risk-Managed Core Fund                       $   976,866     $   619,570     $   525,765
  VALUE
    Perkins Large Cap Value Fund                        $    22,971(1)          N/A             N/A
    Perkins Mid Cap Value Fund                          $14,261,959     $11,715,427     $11,054,464
    Perkins Small Cap Value Fund                        $ 2,640,400     $ 3,523,048     $ 3,278,110


  (1) December 31, 2008 (effective date) to July 31, 2009 (the Fund's previous fiscal year end).

  Brokerage commissions paid by a Fund may vary significantly from year to year because of portfolio turnover rates, shareholder, broker-dealer, or other financial intermediary purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

  As of October 31, 2009, unless otherwise noted, certain Funds owned securities of their regular broker-dealers (or parents) as shown below:

                                          Name of                                    Value of
  Fund Name                            Broker-Dealer                             Securities Owned
  -----------------------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund           Goldman Sachs Group, Inc.                   $ 18,926,168
                                       Credit Suisse                                 13,980,465
                                       Morgan Stanley                                22,661,580
                                       Bank of America                               28,567,646
                                       JPMorgan                                      14,000,032
                                       Citigroup, Inc.                               28,143,237

    Janus Short-Term Bond Fund         Goldman Sachs Group, Inc.                   $ 12,747,119
                                       Credit Suisse                                  8,630,321
                                       Morgan Stanley                                11,793,771
                                       Bank of America                                9,620,869
                                       JPMorgan                                       3,783,426
                                       Citigroup, Inc.                               13,400,624

  RISK-MANAGED
    INTECH Risk-Managed Core Fund      Goldman Sachs Group, Inc.                   $  1,939,938
                                       Morgan Stanley                                   709,852
                                       Bank of America                                1,391,019
                                       JPMorgan                                       2,703,606
                                       Citigroup, Inc.                                  374,644

  VALUE
    Perkins Large Cap Value Fund(1)    Bank of America                             $    339,134
                                       Goldman Sachs Group, Inc.                        147,787
                                       HSBC Holdings PLC                                377,462
                                       JPMorgan Chase & Co.                             329,877
                                       RBC Capital Markets                            3,000,000

    Perkins Mid Cap Value Fund         Deutsche Bank                               $500,000,000
                                       ING Financial Markets                        290,528,000
                                       HSBC                                         110,780,000
                                       Calyon                                       500,000,000

    Perkins Small Cap Value Fund       ING Financial Markets                       $350,343,000



  (1) As of July 31, 2009 (the Fund's previous fiscal year end).

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


  The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

  Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Aspen Series. As of the date of this SAI, collectively, the two registered investment companies consist of 52 series or funds.

  The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.


-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                             POSITIONS                                                 PORTFOLIOS/FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     THE TRUST  TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin         Chairman   1/08-Present   Managing Director, Holos        52                   Chairman of the
 151 Detroit Street                                    Consulting LLC. Formerly,                            Board and Director
 Denver, CO 80206            Trustee    6/02-Present   Executive Vice President and                         of The Investment
 DOB: 1957                                             Chief Operating Officer of The                       Fund for
                                                       Rockefeller Brothers Fund (a                         Foundations
                                                       private family foundation)                           Investment Program
                                                       (1998-2006).                                         (TIP) (consisting
                                                                                                            of 4 funds); and
                                                                                                            Director of the
                                                                                                            F.B. Heron
                                                                                                            Foundation (a
                                                                                                            private grantmaking
                                                                                                            foundation).
-------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro            Trustee    11/05-Present  General partner of Crosslink    52                   None
 151 Detroit Street                                    Capital, a private investment
 Denver, CO 80206                                      firm (since 2008). Formerly,
 DOB: 1956                                             partner of Tango Group, a
                                                       private investment firm (1999-
                                                       2008).
-------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.       Trustee    6/02-Present   President, Trustee Emeritus,    52                   Chairman of the
 151 Detroit Street                                    and Chief Executive Officer of                       Board and Director
 Denver, CO 80206                                      The Field Museum of Natural                          of Divergence Inc.
 DOB: 1938                                             History (Chicago, IL) (since                         (biotechnology
                                                       1996).                                               firm); Director of
                                                                                                            W.W. Grainger, Inc.
                                                                                                            (industrial
                                                                                                            distributor); and
                                                                                                            Trustee of WTTW
                                                                                                            (Chicago public
                                                                                                            television station)
                                                                                                            and the University
                                                                                                            of Chicago; Regent,
                                                                                                            Smithsonian
                                                                                                            Institution; and
                                                                                                            Member Board of
                                                                                                            Governors, Argonne
                                                                                                            National
                                                                                                            Laboratory.
-------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen            Trustee    2/71-Present   Chief Executive Officer of Red  52*                  Chairman of the
 151 Detroit Street                                    Robin Gourmet Burgers, Inc.                          Board (since 2005)
 Denver, CO 80206                                      (since 2005). Formerly,                              and Director of Red
 DOB: 1943                                             private investor.                                    Robin Gourmet
                                                                                                            Burgers, Inc.; and
                                                                                                            Director of Janus
                                                                                                            Capital Funds Plc
                                                                                                            (Dublin-based, non-
                                                                                                            U.S. funds).
-------------------------------------------------------------------------------------------------------------------------------



 * Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 52 funds comprising the Janus funds, Mr. Mullen oversees 69 funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                             POSITIONS                                                 PORTFOLIOS/FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     THE TRUST  TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
-------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe              Trustee    1/97-Present   Co-founder and Managing         52                   Director of Red
 151 Detroit Street                                    Director of Roaring Fork                             Robin Gourmet
 Denver, CO 80206                                      Capital SBIC, LP (SBA SBIC                           Burgers, Inc.
 DOB: 1943                                             Fund focusing on private
                                                       investment in public equity
                                                       firms), and Professor Emeritus
                                                       of Business of the University
                                                       of Colorado, Colorado Springs,
                                                       CO (since 2004). Formerly,
                                                       Professor of Business of the
                                                       University of Colorado (2002-
                                                       2004); and Distinguished
                                                       Visiting Professor of Business
                                                       (2001-2002) of Thunderbird
                                                       (American Graduate School of
                                                       International Management),
                                                       Glendale, AZ.
-------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart          Trustee    6/84-Present   Corporate Vice President and    52                   None
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 DOB: 1944                                             Boulder, CO (a manufacturer of
                                                       vacuum fittings and valves and
                                                       PMFC Division, Andover, MA
                                                       (manufacturing pressure
                                                       measurement and flow
                                                       products).
-------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger         Trustee    8/69-Present   Private investor and            52                   None
 151 Detroit Street                                    Consultant to California
 Denver, CO 80206                                      Planned Unit Developments
 DOB: 1938                                             (since 1994). Formerly, CEO
                                                       and President of Marwal, Inc.
                                                       (homeowner association
                                                       management company).
-------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf               Trustee    11/05-Present  Retired. Formerly, Chairman     52                   Director of Wal-
 151 Detroit Street                                    and Chief Executive Officer of                       Mart, The Field
 Denver, CO 80206                                      Leo Burnett (Worldwide)                              Museum of Natural
 DOB: 1947                                             (advertising agency) (2001-                          History (Chicago,
                                                       2005).                                               IL), Children's
                                                                                                            Memorial Hospital
                                                                                                            (Chicago, IL),
                                                                                                            Chicago Council on
                                                                                                            Global Affairs, and
                                                                                                            InnerWorkings (U.S.
                                                                                                            provider of print
                                                                                                            procurement
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH THE TRUST      TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Jason Groom                  Executive Vice President and Co-   5/07-Present      Vice President and Research Analyst of
 151 Detroit Street           Portfolio Manager                                    Janus Capital, and Portfolio Manager for
 Denver, CO 80206             Janus Short-Term Bond Fund                           other Janus accounts.
 DOB: 1969
------------------------------------------------------------------------------------------------------------------------------
 Gibson Smith                 Executive Vice President and Co-   12/03-Present     Co-Chief Investment Officer and Executive
 151 Detroit Street           Portfolio Manager                                    Vice President of Janus Capital; Executive
 Denver, CO 80206             Janus High-Yield Fund                                Vice President of Janus Distributors LLC
 DOB: 1968                                                                         and Janus Services LLC; and Portfolio
                              Executive Vice President and Co-   5/07-Present      Manager for other Janus accounts. Formerly,
                              Portfolio Manager                                    Vice President (2003-2006) of Janus
                              Janus Flexible Bond Fund                             Capital.
------------------------------------------------------------------------------------------------------------------------------
 Darrell Watters              Executive Vice President and Co-   5/07-Present      Vice President and Research Analyst of
 151 Detroit Street           Portfolio Manager                                    Janus Capital and Portfolio Manager for
 Denver, CO 80206             Janus Flexible Bond Fund and                         other Janus accounts.
 DOB: 1963                    Janus Short-Term Bond Fund

                              Executive Vice President and Co-   7/08-Present
                              Portfolio Manager Janus High-
                              Yield Fund
------------------------------------------------------------------------------------------------------------------------------
 Robin C. Beery               President and Chief Executive      4/08-Present      Executive Vice President, Chief Marketing
 151 Detroit Street           Officer                                              Officer, and Head of Intermediary
 Denver, CO 80206                                                                  Distribution, Global Marketing and Product
 DOB: 1967                                                                         of Janus Capital Group Inc. and Janus
                                                                                   Capital; Executive Vice President, and Head
                                                                                   of Intermediary Distribution, Global
                                                                                   Marketing and Product of Janus Distributors
                                                                                   LLC and Janus Services LLC; Director of
                                                                                   Perkins Investment Management LLC; and
                                                                                   Working Director of INTECH Investment
                                                                                   Management LLC. Formerly, President (2002-
                                                                                   2007) and Director (2000-2007) of The Janus
                                                                                   Foundation; President (2004-2006) of Janus
                                                                                   Services LLC; and Senior Vice President
                                                                                   (2003-2005) of Janus Capital Group Inc. and
                                                                                   Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-        Chief Legal Counsel and            1/06-Present      Vice President and Assistant General
 Lofton                       Secretary                                            Counsel of Janus Capital, and Vice
 151 Detroit Street                                                                President and Assistant Secretary of Janus
 Denver, CO 80206             Vice President                     3/06-Present      Distributors LLC. Formerly, Assistant Vice
 DOB: 1970                                                                         President of Janus Capital and Janus
                                                                                   Distributors LLC (2006).
------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski            Vice President, Chief Compliance   6/02-Present      Senior Vice President and Chief Compliance
 151 Detroit Street           Officer, and                                         Officer of Janus Capital, Janus
 Denver, CO 80206             Anti-Money Laundering Officer                        Distributors LLC, and Janus Services LLC;
 DOB: 1957                                                                         and Vice President of INTECH Investment
                                                                                   Management LLC and Perkins Investment
                                                                                   Management LLC. Formerly, Chief Compliance
                                                                                   Officer of Bay Isle Financial LLC (2003-
                                                                                   2008) and INTECH Investment Management LLC
                                                                                   (2003-2005); Vice President of Janus
                                                                                   Capital (2000-2005) and Janus Services LLC
                                                                                   (2004-2005).
------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard              Chief Financial Officer            3/05-Present      Vice President of Janus Capital. Formerly,
 151 Detroit Street                                                                Director of Financial Reporting for
 Denver, CO 80206             Vice President, Treasurer, and     2/05-Present      OppenheimerFunds, Inc. (2004-2005).
 DOB: 1962                    Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF MEETINGS HELD
                                                                         MEMBERS                          DURING LAST FISCAL
                              SUMMARY OF FUNCTIONS                       (INDEPENDENT TRUSTEES)           YEAR(1)
---------------------------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE              Reviews the financial reporting process,   Jerome S. Contro (Chair)                    4
                              the system of internal controls over       John W. McCarter, Jr.
                              financial reporting, disclosure controls   Dennis B. Mullen
                              and procedures, Form N-CSR filings, and
                              the audit process. The Committee's
                              review of the audit process includes,
                              among other things, the appointment,
                              compensation, and oversight of the
                              auditors and pre-approval of all audit
                              and nonaudit services.
---------------------------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE          Reviews and makes recommendations          James T. Rothe (Chair)                      4
                              regarding matters related to the Trust's   Jerome S. Contro
                              use of brokerage commissions and           Martin H. Waldinger
                              placement of portfolio transactions.
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OVERSIGHT         Oversees the investment activities of      Dennis B. Mullen (Chair)                    5
 COMMITTEE                    the Trust's non-money market funds.        Jerome S. Contro
                                                                         William F. McCalpin
                                                                         John W. McCarter, Jr.
                                                                         James T. Rothe
                                                                         William D. Stewart
                                                                         Martin H. Waldinger
                                                                         Linda S. Wolf
---------------------------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY         Oversees compliance with various           Linda S. Wolf (Chair)                       8
 COMMITTEE                    procedures adopted by the Trust, reviews   William F. McCalpin
                              registration statements on Form N-1A,      William D. Stewart
                              oversees the implementation and
                              administration of the Trust's Proxy
                              Voting Guidelines.
---------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE       Reviews various matters related to the     Jerome S. Contro (Chair)                    5
                              operations of the Janus money market       James T. Rothe
                              funds, including compliance with their     Martin H. Waldinger
                              Money Market Fund Procedures.
---------------------------------------------------------------------------------------------------------------------------------
 NOMINATING AND               Identifies and recommends individuals      John W. McCarter, Jr. (Chair)               7
 GOVERNANCE COMMITTEE         for election as Trustee, consults with     William F. McCalpin
                              Management in planning Trustee meetings,   Dennis B. Mullen
                              and oversees the administration of, and
                              ensures compliance with, the Trust's
                              Governance Procedures and Guidelines.
---------------------------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE            Determines a fair value of securities      William D. Stewart (Chair)                  21
                              for which market quotations are not        James T. Rothe
                              readily available or are deemed not to     Linda S. Wolf
                              be reliable, pursuant to procedures
                              adopted by the Trustees and reviews
                              other matters related to the pricing of
                              securities.
---------------------------------------------------------------------------------------------------------------------------------


(1) For the fiscal year ended October 31, 2009. Each Fund has changed its fiscal year end to June 30.

  Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on "shadow investments" in such funds. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The table below gives the dollar range of shares of the Funds that the Trustees own and which are described in this SAI, as well as the aggregate dollar range of shares of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2009.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                                     IN ALL REGISTERED INVESTMENT COMPANIES
 NAME OF TRUSTEE            DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS           OVERSEEN BY TRUSTEE IN JANUS FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin        INTECH Risk-Managed Core Fund          $10,001-$50,000                                 Over $100,000
                            Perkins Mid Cap Value Fund             $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro           Janus Flexible Bond Fund                 Over $100,000                                 Over $100,000(1)
                            Janus High Yield Fund                    Over $100,000
                            Perkins Mid Cap Value Fund            $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.      INTECH Risk-Managed Core Fund          $10,001-$50,000                                 Over $100,000
                            Janus High Yield Fund                 $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen           None                                                                                   Over $100,000(1)
-----------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe             INTECH Risk-Managed Core Fund          $10,001-$50,000                                 Over $100,000
                            Janus Flexible Bond Fund               $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart         INTECH Risk-Managed Core Fund         $50,001-$100,000                                 Over $100,000
                            Janus Flexible Bond Fund                    $1-$10,000
-----------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger        None                                                                                   Over $100,000(1)
-----------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf              None                                                                                   Over $100,000(1)
-----------------------------------------------------------------------------------------------------------------------------------


(1) Ownership shown includes amounts held under a deferred compensation plan that are valued based on "shadow investments" in one or more funds.

  The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

  The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").


                                                                    Aggregate               Total
                                                                Compensation from     Compensation from
                                                                  the Funds for      the Janus Funds for
                                                                fiscal year ended    calendar year ended
  Name of Person, Position                                       October 31, 2009  December 31, 2009(1)(2)
  --------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
  William F. McCalpin, Chairman and Trustee(3)                       $50,612               $376,000
  Jerome S. Contro, Trustee(4)                                       $34,929               $305,500
  John W. McCarter, Jr., Trustee(4)                                  $38,080               $300,750
  Dennis B. Mullen, Trustee(4)                                       $36,518               $328,661
  James T. Rothe, Trustee(4)                                         $38,580               $312,750
  William D. Stewart, Trustee(4)                                     $39,120               $296,750
  Martin H. Waldinger, Trustee                                       $33,444               $267,000
  Linda S. Wolf, Trustee(4)                                          $38,997               $273,750





  (1) For all Trustees, includes compensation for services on the boards of three Janus trusts (the Trust, Janus Adviser Series, and Janus Aspen Series), for the period January 1, 2009 to July 2, 2009, comprised of 68 portfolios, and for two trusts (the Trust and Janus Aspen Series) from July 2, 2009 to December 31, 2009, comprised of 52 portfolios. In addition, Mr. Mullen's compensation includes service on the board of an additional trust, Janus Capital Funds Plc (an offshore product), comprised of 17 portfolios.
  (2) Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the period shown are as follows: Jerome S. Contro $152,250; Martin H. Waldinger $66,750; and Linda S. Wolf $68,438.
  (3) Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
  (4) Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees.

JANUS INVESTMENT PERSONNEL

  OTHER ACCOUNTS MANAGED

  The following table provides information relating to other accounts managed by the portfolio managers as of October 31, 2009. No accounts included in the totals listed below have a performance-based advisory fee.

                                                                   Other Registered        Other Pooled
                                                                      Investment            Investment
                                                                       Companies             Vehicles          Other Accounts
  ---------------------------------------------------------------------------------------------------------------------------
  Jason Groom              Number of Other Accounts Managed                      1             None                     None
                           Assets in Other Accounts Managed         $   64,613,157             None                     None

  Gibson Smith             Number of Other Accounts Managed                      9             None                        2
                           Assets in Other Accounts Managed         $2,619,896,435             None              $36,603,001

  Darrell Watters          Number of Other Accounts Managed                      6             None                     None
                           Assets in Other Accounts Managed         $1,707,885,568             None                     None


  MATERIAL CONFLICTS

  As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under "Additional Information About Janus Capital and the Subadvisers."

  Janus Capital is the adviser to the Funds and the Janus "funds of funds," which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus "funds of funds" and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus "fund of funds" among such Funds. In addition, the Janus "funds of funds" portfolio manager, who also serves as Senior Vice President of Risk and Trading of Janus Capital, has regular and continuous access to information regarding the holdings of the Funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for the Janus Smart Portfolios, which are other "funds of funds" offered by Janus Capital.

  COMPENSATION INFORMATION

  The following describes the structure and method of calculating a portfolio manager's compensation as of October 31, 2009.

  Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles. In addition, certain portfolio managers who have an ownership interest or profits interest in Perkins may receive compensation through those interests.

  FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

  VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

  Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

  Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

  A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

  ANALYST VARIABLE COMPENSATION: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is determined from a certain percentage of revenue derived from firm-wide managed assets (excluding assets managed by subadvisers). The aggregate compensation in the analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

  CIO VARIABLE COMPENSATION: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

  Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

  Each Fund's Lipper peer group for compensation purposes is shown in the following table:

  Fund Name                                           Lipper Peer Group
  ------------------------------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund                          Intermediate Investment Grade Debt Funds
    Janus High-Yield Fund                             High Current Yield Funds
    Janus Short-Term Bond Fund                        Short Investment Grade Debt Funds

INTECH INVESTMENT PERSONNEL

  OTHER ACCOUNTS MANAGED

  The following table provides information relating to other accounts managed by the investment personnel as of October 31, 2009. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                                 Other Registered     Other Pooled
                                                                    Investment         Investment
                                                                   Companies(1)         Vehicles       Other Accounts(2)
  ----------------------------------------------------------------------------------------------------------------------
  E. Robert Fernholz         Number of Other Accounts Managed                 20                 37                 317
                             Assets in Other Accounts Managed     $6,450,182,523     $7,822,835,900     $31,501,248,836

  Adrian Banner              Number of Other Accounts Managed                 20                 37                 317
                             Assets in Other Accounts Managed     $6,450,182,523     $7,822,835,900     $31,501,248,836

  Joseph Runnels             Number of Other Accounts Managed                 20                 37                 317
                             Assets in Other Accounts Managed     $6,450,182,523     $7,822,835,900     $31,501,248,836



  (1) One of the accounts included in the totals, consisting of $17,447,148 of the total assets in the category, has a performance-based advisory fee.
  (2) Forty-nine of the accounts included in the totals, consisting of $6,295,371,859 of the total assets in the category, have performance-based advisory fees.

  MATERIAL CONFLICTS

  As shown in the table above, INTECH Risk-Managed Core Fund's investment personnel may manage other accounts with investment strategies similar to the Fund. Fees earned by the adviser may vary among these accounts, the investment personnel may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the investment personnel's compensation than others. These factors could create conflicts of interest because the investment personnel may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Fund. A conflict may also exist if the investment personnel identifies a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the investment personnel may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, INTECH believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the investment personnel are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, INTECH generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, preallocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order. These procedures are described in further detail under "Additional Information About Janus Capital and the Subadvisers."

  COMPENSATION INFORMATION

  As described under "Investment Adviser and Subadvisers," Janus Capital has entered into a Sub-Advisory Agreement on behalf of INTECH Risk-Managed Core Fund. The compensation structure of the investment personnel is determined by INTECH and is summarized by INTECH below. The following describes the structure and method of calculating the investment personnel's compensation as of October 31, 2009.

  For managing the Fund and all other accounts, the investment personnel receive base pay in the form of a fixed annual salary paid by INTECH, which is not necessarily based on performance or assets of the Fund or other accounts. The investment personnel are also eligible for a cash bonus as determined by INTECH, and which is not based on performance or assets of the Fund or other accounts. The investment personnel, as part owners of INTECH, also receive compensation by virtue of their ownership interest in INTECH.

  The investment personnel may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

PERKINS INVESTMENT PERSONNEL

  OTHER ACCOUNTS MANAGED

  The following table provides information relating to other accounts managed by the portfolio managers as of October 31, 2009. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.

                                                                      Other Registered    Other Pooled
                                                                         Investment        Investment
                                                                          Companies         Vehicles      Other Accounts
  ----------------------------------------------------------------------------------------------------------------------
  Jeffrey Kautz                   Number of Other Accounts Managed                 3(1)       None                   16
                                  Assets in Other Accounts Managed      $838,747,711          None         $607,170,796

  Robert H. Perkins               Number of Other Accounts Managed                 1          None                  124
                                  Assets in Other Accounts Managed      $ 20,880,423          None         $139,038,764

  Thomas Perkins                  Number of Other Accounts Managed                 3(1)       None                    9
                                  Assets in Other Accounts Managed      $812,874,637          None         $609,333,055

  Todd H. Perkins                 Number of Other Accounts Managed                 1          None                    2
                                  Assets in Other Accounts Managed      $ 20,880,423          None         $ 33,327,817

  Kevin Preloger                  Number of Other Accounts Managed              None          None                   17
                                  Assets in Other Accounts Managed              None          None         $ 73,504,640

  Justin Tugman                   Number of Other Accounts Managed                 1          None                    2
                                  Assets in Other Accounts Managed      $ 20,880,423          None         $ 33,519,841


  (1) One of the accounts included in the total, consisting of $97,067,054 of the total assets in the category, has a performance-based advisory fee.

  MATERIAL CONFLICTS

  As shown in the table above, Perkins Large Cap Value Fund's, Perkins Mid Cap Value Fund's and Perkins Small Cap Value Fund's portfolio managers may manage other funds and accounts with investment strategies similar to the Funds. Fees earned by the adviser may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on the portfolio managers' compensation than others. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming the Funds. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but the Funds are not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio managers may execute transactions for another account that may adversely impact the value of securities held by the Funds. However, Perkins believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by the portfolio managers are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. Information regarding Perkins' trade allocation procedures is described under "Additional Information About Janus Capital and the Subadvisers."

  COMPENSATION INFORMATION

  The following describes the structure and method of calculating a portfolio manager's compensation as of October 31, 2009.

  Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officer ("CIO") of Perkins is eligible for additional variable compensation in recognition of his CIO role. In addition, certain portfolio managers who have an ownership interest or profits interest in Perkins may receive compensation through those interests.

  FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

  VARIABLE COMPENSATION: Variable compensation is paid in cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

  Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from a discretionary bonus pool.

  Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

  A portfolio manager is also eligible to participate in a Perkins discretionary bonus pool. The size of the discretionary bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets and the investment performance of such firm-wide managed assets. Compensation from the discretionary bonus pool is then allocated among the eligible respective participants at the discretion of Perkins based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

  ANALYST VARIABLE COMPENSATION: If a portfolio manager also has analyst responsibilities, then such portfolio manager is further eligible to participate in the Perkins discretionary bonus pool. The discretionary bonus pool is allocated among the eligible analysts at the discretion of Perkins based on factors which may include performance of investment recommendations, performance of an analyst run paper based portfolio, individual and team contributions, scope of coverage, and other subjective criteria.

  Each Fund's Lipper peer group for compensation purposes is shown in the following table:

  Fund Name                                                               Lipper Peer Group
  --------------------------------------------------------------------------------------------
  VALUE
    Perkins Large Cap Value Fund                                          Large-Cap Core Funds
    Perkins Mid Cap Value Fund                                            Mid Cap Value Funds
    Perkins Small Cap Value Fund                                          Small-Cap Core Funds

OWNERSHIP OF SECURITIES

  As of October 31, 2009, the portfolio managers and/or investment personnel of the Funds described in this SAI beneficially owned securities of the Fund(s) they manage in the dollar range shown in the following table. The last column of the table also reflects each individual's aggregate beneficial ownership of all mutual funds advised by Janus Capital within the Janus family of funds (collectively, the "Janus Funds").


  ------------------------------------------------------------------------------------------------------------------------
                            DOLLAR RANGE OF EQUITY                                 AGGREGATE DOLLAR RANGE OF EQUITY
   INVESTMENT PERSONNEL     SECURITIES IN THE FUND(S) MANAGED                      SECURITIES IN JANUS FUNDS
  ------------------------------------------------------------------------------------------------------------------------
   JANUS CAPITAL
  ------------------------------------------------------------------------------------------------------------------------
   JASON GROOM              Janus Short-Term Bond Fund       $500,001-$1,000,000                      $500,001-$1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   GIBSON SMITH             Janus Flexible Bond Fund           $100,001-$500,000                          Over $1,000,000
                            Janus High-Yield Fund            $500,001-$1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   DARRELL WATTERS          Janus Flexible Bond Fund           $100,001-$500,000                          Over $1,000,000
                            Janus High-Yield Fund              $100,001-$500,000
                            Janus Short-Term Bond Fund       $500,001-$1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   INTECH
  ------------------------------------------------------------------------------------------------------------------------
   E. ROBERT FERNHOLZ       INTECH Risk-Managed Core Fund        Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   ADRIAN BANNER            INTECH Risk-Managed Core Fund                   None                        $100,001-$500,000
  ------------------------------------------------------------------------------------------------------------------------
   JOSEPH RUNNELS           INTECH Risk-Managed Core Fund       $50,001-$100,000                         $50,001-$100,000
  ------------------------------------------------------------------------------------------------------------------------
   PERKINS
  ------------------------------------------------------------------------------------------------------------------------
   JEFFREY KAUTZ            Perkins Mid Cap Value Fund           Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   ROBERT PERKINS           Perkins Small Cap Value Fund         Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   THOMAS PERKINS           Perkins Large Cap Value Fund         Over $1,000,000                          Over $1,000,000
                            Perkins Mid Cap Value Fund           Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   TODD H. PERKINS          Perkins Small Cap Value Fund     $500,001-$1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   KEVIN PRELOGER           Perkins Large Cap Value Fund       $100,001-$500,000                      $500,001-$1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   JUSTIN TUGMAN            Perkins Small Cap Value Fund         $10,001-$50,000                        $100,001-$500,000
  ------------------------------------------------------------------------------------------------------------------------

SHARES OF THE TRUST
--------------------------------------------------------------------------------


NET ASSET VALUE DETERMINATION

  As stated in the Funds' Prospectuses, the net asset value ("NAV") of the Shares of each class of each Fund is determined once each day the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

  Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

  Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

  To the extent there are any errors in a Fund's NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder's account reflects the accurate corrected NAV.

PURCHASES

  With the exception of Class D Shares and Class I Shares, Shares of the Funds can generally be purchased only through institutional channels such as financial intermediaries and retirement platforms. Class D Shares and Class I Shares may be purchased directly with the Funds in certain circumstances as provided in the Funds' prospectuses. Not all financial intermediaries offer all classes. Shares or classes of the Funds may be purchased without upfront sales charges by certain retirement plans and clients of investment advisers, but these clients will typically pay asset-based fees for their investment advisers' advice, which are on top of the Funds' expenses. Certain Shares or classes of the Funds may also be purchased without upfront sales charges or transactional charges by persons who invest through mutual fund "supermarket" programs of certain financial intermediaries that typically do not provide investment recommendations or the assistance of an investment professional.

  Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Your financial intermediary, plan documents, or the Funds' Prospectuses will provide you with detailed information about investing in the Funds.

  The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

  Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

  CLASS A SHARES
  The price you pay for Class A Shares is the public offering price, which is the NAV next determined after a Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the NAV. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust's distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.

                                             Sales Charge as a         Sales Charge as a         Amount of Sales Charge Reallowed
                                               Percentage of           Percentage of Net         to Financial Intermediaries as a
  Amount of Purchase at Offering Price        Offering Price*           Amount Invested            Percentage of Offering Price
                                             -----------------         -----------------         --------------------------------

  EQUITY FUNDS
    Under $50,000                                   5.75%                     6.10%                             5.00%
    $50,000 but under $100,000                      4.50%                     4.71%                             3.75%
    $100,000 but under $250,000                     3.50%                     3.63%                             2.75%
    $250,000 but under $500,000                     2.50%                     2.56%                             2.00%
    $500,000 but under $1,000,000                   2.00%                     2.04%                             1.60%
    $1,000,000 and above                            None**                    None                             None

  JANUS FLEXIBLE BOND FUND AND JANUS HIGH-
    YIELD FUND
    Under $50,000                                   4.75%                     4.99%                             4.25%
    $50,000 but under $100,000                      4.50%                     4.71%                             4.00%
    $100,000 but under $250,000                     3.50%                     3.63%                             3.00%
    $250,000 but under $500,000                     2.50%                     2.56%                             2.25%
    $500,000 but under $1,000,000                   2.00%                     2.04%                             1.75%
    $1,000,000 and above                            None**                    None                              None
  JANUS SHORT-TERM BOND FUND***
    Under $50,000                                   2.50%                     2.56%                             2.00%
    $50,000 but under $100,000                      2.25%                     2.30%                             1.75%
    $100,000 but under $250,000                     2.00%                     2.04%                             1.50%
    $250,000 but under $500,000                     1.50%                     1.52%                             1.25%
    $500,000 but under $1,000,000                   1.00%                     1.01%                             0.75%
    $1,000,000 and above                            None**                    None                              None


    * Offering Price includes the initial sales charge.
   ** A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.
  *** A shareholder who exchanges Shares into a Fund with a higher sales charge may be required to pay the new Fund's initial sales charge or the difference between the Fund's sales charge and the sales charge applicable to the new Fund.

  As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Funds and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

  The following table shows the aggregate amount of underwriting commissions paid to Janus Distributors from proceeds of initial sales charges paid by investors on Class A Shares (substantially all of which was paid out to financial intermediaries) for the fiscal period ending October 31, 2009. Each Fund has changed its fiscal year end to June 30.

                                                                Aggregate Sales Commissions
  Fund Name                                                               2009(1)
  -----------------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund
       Class A Shares                                                    $1,177,591
    Janus High-Yield Fund
       Class A Shares                                                    $1,109,132
    Janus Short-Term Bond Fund
       Class A Shares                                                    $  481,130
  RISK-MANAGED
    INTECH Risk-Managed Core Fund
       Class A Shares                                                    $   18,954
  VALUE
    Perkins Mid Cap Value Fund
       Class A Shares                                                    $  642,046
    Perkins Small Cap Value Fund
       Class A Shares                                                    $   67,090


  (1) For the period July 6, 2009 to October 31, 2009.

  During the fiscal period ended October 31, 2009, Janus Distributors retained the following upfront sales charges.

  Fund Name                                                     Upfront Sales Charges(1)
  --------------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund
       Class A Shares                                                    $30,148
    Janus High-Yield Fund
       Class A Shares                                                    $47,181
    Janus Short-Term Bond Fund
       Class A Shares                                                    $ 7,165
  RISK-MANAGED
    INTECH Risk-Managed Core Fund
       Class A Shares                                                    $    15
  VALUE
    Perkins Mid Cap Value Fund
       Class A Shares                                                    $33,599
    Perkins Small Cap Value Fund
       Class A Shares                                                    $ 7,404


  (1) For the period July 6, 2009 to October 31, 2009.

  CLASS C SHARES, CLASS D SHARES, CLASS I SHARES, CLASS R SHARES, CLASS S SHARES, AND CLASS T SHARES
  Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

  Janus Distributors also receives amounts pursuant to Class A Share, Class C Share, Class R Share, and Class S Share 12b-1 plans and, from Class A Shares and Class C Shares, proceeds of contingent deferred sales charges paid by investors upon certain redemptions, as detailed in the "Distribution and Shareholder Servicing Plans" and "Redemptions" sections, respectively, of this SAI.

  COMMISSION ON CLASS C SHARES
  Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of up to 1.00% of the NAV of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

  CLASS A SHARES, CLASS R SHARES, AND CLASS S SHARES
  As described in the Prospectuses, Class A Shares, Class R Shares, and Class S Shares have each adopted distribution and shareholder servicing plans (the "Class A Plan," "Class R Plan," and "Class S Plan," respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares and at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund for activities that are primarily intended to result in the sale and/or shareholder servicing of Class A Shares, Class R Shares, or Class S Shares of such Fund, including, but not limited to, printing and delivering prospectuses, statements of additional information, shareholder reports, proxy statements, and marketing materials related to Class A Shares, Class R Shares, and Class S Shares to prospective and existing investors; providing educational materials regarding Class A Shares, Class R Shares, and Class S Shares; providing facilities to answer questions from prospective and existing investors about the Funds; receiving and answering correspondence; complying with federal and state securities laws pertaining to the sale of Class A Shares, Class R Shares, and Class S Shares; assisting investors in completing application forms and selecting dividend and other account options; and any other activities for which "service fees" may be paid under Rule 2830 of the Financial Industry Regulatory Authority, Inc. ("FINRA") Conduct Rules. Payments under the Plans are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. On December 5, 2008, the Trustees unanimously approved a distribution plan with respect to each of the Class A Shares, Class R Shares, and Class S Shares, which became effective on July 6, 2009.

  CLASS C SHARES
  As described in the Prospectus, Class C Shares have adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of a Fund for activities which are primarily intended to result in the sale of Class C Shares of such Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of a Fund for shareholder servicing activities including, but not limited to, providing facilities to answer questions from existing investors about the Funds; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the FINRA Conduct Rules. Payments under the Class C Plan are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred. On December 5, 2008, the Trustees unanimously approved the Class C Plan, which became effective on July 6, 2009.

  The Plans and any Rule 12b-1 related agreement that is entered into by the Funds in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.

  Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.

  For the fiscal period ended October 31, 2009, which was the Funds' previous fiscal year end, the total amounts paid by the Class A Shares, Class C Shares, Class R Shares, and Class S Shares of the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under each Class' respective Plan are summarized below. Each Fund has changed its fiscal year end to June 30.

                                                            Prospectus
                                                           Preparation,
                                         Advertising and     Printing     Payment to   Compensation to   Total Fund 12b-1
  Fund Name                                 Literature      and Mailing     Brokers    Sales Personnel       Payments
  -----------------------------------------------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund
       Class A Shares                         $1,464          -$  241      $172,852        $200,801          $176,521
       Class C Shares                         $1,092          -$  150      $146,657        $127,252          $443,693
       Class R Shares                         $   47          -$    3      $  4,242        $  1,091          $  4,364
       Class S Shares                         $  310          -$   74      $ 54,353        $ 24,178          $ 54,628
    Janus High-Yield Fund
       Class A Shares                         $  849          -$   84      $ 61,312        $ 82,219          $ 60,915
       Class C Shares                         $  564          -$   57      $ 37,964        $ 52,246          $165,135
       Class R Shares                        -$    2          -$    2      $    284        $     27          $  1,430
       Class S Shares                         $   78          -$    6      $  3,780        $  5,276          $  4,194
    Janus Short-Term Bond Fund
       Class A Shares                         $  364          -$   28      $  9,839        $110,299          $ 14,767
       Class C Shares                         $  154          -$   14      $  4,611        $ 51,275          $ 28,606
       Class S Shares                         $   69          -$    3      $  2,118        $  6,511          $  2,055
  RISK-MANAGED
    INTECH Risk-Managed Core Fund
       Class A Shares                         $  276          -$   15      $ 12,000        $  3,433          $ 11,870
       Class C Shares                         $  164          -$    9      $ 22,790        $  2,652          $ 27,567
       Class S Shares                         $  130           $3,150      $  4,680        $  1,715          $  4,185

                                                            Prospectus
                                                           Preparation,
                                         Advertising and     Printing     Payment to   Compensation to   Total Fund 12b-1
  Fund Name                                 Literature      and Mailing     Brokers    Sales Personnel       Payments
  -----------------------------------------------------------------------------------------------------------------------
  VALUE
    Perkins Mid Cap Value Fund
       Class A Shares                         $5,478          -$  799      $542,461        $355,223          $595,174
       Class C Shares                         $  906          -$  118      $157,390        $ 68,848          $347,089
       Class R Shares                         $  763          -$   71      $ 97,339        $ 30,453          $103,565
       Class S Shares                         $4,286          -$  438      $319,100        $116,396          $321,358
    Perkins Small Cap Value Fund
       Class A Shares                        -$  313          -$   15      $  8,749        $ 21,224          $ 10,941
       Class C Shares                        -$  198          -$    5      $  5,997        $  9,719          $ 12,088
       Class R Shares                         $   22          -$    4      $  5,490        $  1,046          $  5,435
       Class S Shares                         $  867          -$   31      $ 20,037        $  8,453          $ 20,038


REDEMPTIONS

  Redemptions, like purchases, may generally be effected only through institutional channels such as financial intermediaries and retirement platforms. Class D Shares and, in certain circumstances, Class I Shares may be redeemed directly with the Funds. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

  Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a Fund, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

  The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

  CLASS A SHARES
  A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

  CLASS C SHARES
  A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

  For the fiscal period ended October 31, 2009, which was the Funds' previous fiscal year end, the total amounts received by Janus Distributors from the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares are summarized below. Each Fund has changed its fiscal year end to June 30.

                                                                             Contingent Deferred
  Fund Name                                                                      Sales Charge
  ----------------------------------------------------------------------------------------------
  BOND
    Janus Flexible Bond Fund
       Class A Shares                                                               $   --
       Class C Shares                                                               $8,174
    Janus High-Yield Fund
       Class A Shares                                                               $   --
       Class C Shares                                                               $9,401
    Janus Short-Term Bond Fund
       Class A Shares                                                               $   --
       Class C Shares                                                               $  135
  RISK-MANAGED
    INTECH Risk-Managed Core Fund
       Class A Shares                                                               $   --
       Class C Shares                                                               $   30
  VALUE
    Perkins Mid Cap Value Fund
       Class A Shares                                                               $   --
       Class C Shares                                                               $5,000
    Perkins Small Cap Value Fund
       Class A Shares                                                               $   --
       Class C Shares                                                               $   15


  CLASS D SHARES, CLASS I SHARES, CLASS R SHARES, CLASS S SHARES, AND CLASS T SHARES
  A redemption fee of 2.00% will be deducted from a shareholder's redemption proceeds with respect to Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares of Janus High-Yield Fund and INTECH Risk-Managed Core Fund redeemed within 90 days of purchase, unless waived, as discussed in the Prospectuses.

  PROCESSING OR SERVICE FEES
  Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX STATUS
--------------------------------------------------------------------------------


  The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

  It is a policy of the Funds' Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. INTECH Risk-Managed Core Fund, Perkins Large Cap Value Fund, Perkins Mid Cap Value Fund, and Perkins Small Cap Value Fund declare and make annual distributions of income (if any); and Janus Flexible Bond Fund, Janus High-Yield Fund, and Janus Short-Term Bond Fund declare dividends daily and make monthly distributions of income. If a month begins on a Saturday, Sunday, or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month.

  The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

  All income dividends and capital gains distributions, if any, on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.

  The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

  Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under
  Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.

  A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Fund's investments in REIT equity securities may result in the receipt of cash in excess of the REIT's earnings. If a Fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

  Some REITs are permitted to hold "residual interests" in real estate mortgage investment conduits (REMICs). Pursuant to the Internal Revenue Service rules, a portion of a Fund's income from a REIT or "excess inclusion income" that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Fund may be unaware of a REIT's excess inclusion income.

  As a result of excess inclusion income, the Fund may be subject to additional tax depending on the type of record holder of Fund shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives ("disqualified organizations"). This may impact the Fund's performance.

  Please consult a tax adviser regarding tax consequences of Fund distributions and to determine whether you will need to file a tax return.

  Certain fund transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by a fund may generate unqualified income that can impact an investor's taxes.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


  As of January 31, 2010, the percentage ownership of any person or entity owning 5% or more of the outstanding Shares of any class of the Funds is listed below. In addition, the percentage ownership of any person or entity owning 25% or more of the outstanding Shares of any class of the Funds is listed below. Any person who owns, directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, that person may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

  To the best knowledge of the Trust, as of January 31, 2010, no other person or entity owned beneficially more than 5% of the outstanding Shares of any class of the Funds, except as shown. Additionally, to the best knowledge of the Trust, except for JCM's or JCGI's ownership in a Fund, no other person or entity beneficially owned 25% or more of the outstanding Shares of any class of the Funds, except as shown. In certain circumstances, JCM's or JCGI's ownership may not represent beneficial ownership. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of a class of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

  On February 16, 2010, Class J Shares were restructured. As a result, shareholders who held Class J Shares directly with Janus Capital were moved to the newly created Class D Shares and shareholders investing through financial intermediaries continued to hold shares of Class J, which was renamed as Class T Shares. Because the renaming of Class J Shares as Class T Shares and the commencement of operations of Class D Shares for certain Funds occurred as of the date of this SAI, the percentage of ownership interests for Class D Shares and Class T Shares could not be determined. Therefore, the information in the table reflects the percentage of ownership interests in Class J Shares. The respective percentage of shareholder ownership interest in Class D Shares and Class T Shares following the restructuring of Class J Shares will be different than the percentage of ownership interest reflected for Class J Shares. To the best knowledge of the Trust, as of January 31, 2010, each of the shareholders and/or entities named below owned more than 5% of the outstanding Class J Shares.

  As of January 31, 2010, the officers and Trustees as a group owned 1.2% of Class J Shares of INTECH Risk-Managed Core Fund, 5.8% of Class S Shares of Perkins Small Cap Value Fund, and less than 1% of the outstanding Shares of any class of each of the other Funds in this SAI. The ownership shown may include amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more Funds at the election of the officers and Trustees.

  As of the date of this SAI, all of the outstanding Class D Shares of Perkins Large Cap Value Fund were owned by Janus Capital or an affiliate, which provided seed capital for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund              Charles Schwab & Co. Inc                                           42.82%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA

                                      Merrill Lynch Pierce Fenner & Smith, Inc.                           9.75%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

Janus High-Yield Fund                 Charles Schwab & Co. Inc.                                          36.58%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA

                                      Citigroup Global Markets                                            9.72%
                                      House Account
                                      Owings Mills, MD

                                      Pershing LLC                                                        8.35%
                                      Jersey City, NJ

                                      UBS Financial Services Inc.                                         5.42%
                                      First Hawaiian Bank, Custodian
                                      FBO Hotel Industry Pension Fund Defined Benefit
                                      Honolulu, HI

Janus Short-Term Bond Fund            Charles Schwab & Co. Inc.                                          38.66%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA


Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          13.30%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      American Enterprise Investment Services                             5.36%
                                      FBO 890000611
                                      Minneapolis, MN

INTECH Risk-Managed Core Fund         Charles Schwab & Co. Inc.                                          32.66%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA

                                      Mercer Trust Company Tr                                            29.85%
                                      FBO Securitas Security Services USA
                                      Incentive Savings & Retirement Plan
                                      Norwood, MA

                                      Deutz Corporation                                                  11.25%
                                      Executive Income
                                      Norcross, GA

Perkins Mid Cap Value Fund            Charles Schwab & Co. Inc.                                          14.05%
  Class A Shares                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA

                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          11.98%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      Morgan Stanley & Co                                                 6.26%
                                      Jersey City, NJ

Perkins Small Cap Value Fund          Merrill Lynch Pierce Fenner & Smith, Inc.                          25.53%
  Class A Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      Charles Schwab & Co. Inc.                                          16.64%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA

                                      Vallee & Co. FBO 75                                                10.00%
                                      C/O Marshall & Ilsley Trust CO NA
                                      Milwaukee, WI

                                      Morgan Stanley & Co                                                 7.58%
                                      Jersey City, NJ

Janus Flexible Bond Fund              Merrill Lynch Pierce Fenner & Smith, Inc.                          39.03%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      Citigroup Global Markets                                           15.29%
                                      House Account
                                      Owings Mills, MD

                                      American Enterprise Investment Services                             5.70%
                                      FBO 890000611
                                      Minneapolis, MN

Janus High-Yield Fund                 Citigroup Global Markets                                           27.69%
  Class C Shares                      House Account
                                      Owings Mills, MD

                                      Merrill Lynch Pierce Fenner & Smith, Inc.                           9.58%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      American Enterprise Investment Services                             9.55%
                                      FBO 890000611
                                      Minneapolis, MN

                                      Pershing LLC                                                        8.96%
                                      Jersey City, NJ

Janus Short-Term Bond Fund            Merrill Lynch Pierce Fenner & Smith, Inc.                          27.28%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL


Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      American Enterprise Investment Services                            15.71%
                                      FBO 890000611
                                      Minneapolis, MN

                                      Citigroup Global Markets                                           15.37%
                                      House Account
                                      Owings Mills, MD

INTECH Risk-Managed Core Fund         Merrill Lynch Pierce Fenner & Smith, Inc.                          54.87%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      Pershing LLC                                                       10.90%
                                      Jersey City, NJ

Perkins Mid Cap Value Fund            Merrill Lynch Pierce Fenner & Smith, Inc.                          30.64%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      Citigroup Global Markets                                            7.85%
                                      House Account
                                      Owings Mills, MD

                                      Morgan Stanley & Co.                                                5.50%
                                      Jersey City, NJ

Perkins Small Cap Value Fund          Merrill Lynch Pierce Fenner & Smith, Inc.                          25.05%
  Class C Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      Citigroup Global Markets                                           11.04%
                                      House Account
                                      Owings Mills, MD

                                      Morgan Stanley & Co.                                                7.22%
                                      Jersey City, NJ

                                      Pershing LLC                                                        5.30%
                                      Jersey City, NJ

Janus Flexible Bond Fund              Prudential Investment Management Service                           37.18%
  Class I Shares                      FBO Mutual Fund Clients/Pruchoice
                                      Newark, NJ

                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          14.34%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      Janus Smart Portfolio - Conservative                               10.74%
                                      Flexible Bond Omnibus Account
                                      Denver, CO

                                      Janus Smart Portfolio - Moderate                                   10.02%
                                      Flexible Bond Fund Omnibus Account
                                      Denver, CO

                                      Citigroup Global Markets Inc                                        6.28%
                                      00109801250
                                      New York, NY

                                      Janus Smart Portfolio - Growth                                      5.67%
                                      Flexible Bond Omnibus Account
                                      Denver, CO

Janus High-Yield Fund                 Citigroup Global Markets Inc                                       50.36%
  Class I Shares                      00109801250
                                      New York, NY

                                      Merrill Lynch Pierce Fenner & Smith, Inc.                          22.08%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      Northern Trust As Custodian                                        16.45%
                                      FBO Insurance Of Se Account 2364844
                                      Chicago, IL

Janus Short-Term Bond Fund            Merrill Lynch Pierce Fenner & Smith, Inc.                          84.21%
  Class I Shares                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

INTECH Risk-Managed Core Fund         Charles Schwab & Co. Inc.                                          13.87%
  Class I Shares                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA


Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      Minnesota Life Insurance Company                                   11.20%
                                      St. Paul, MN

                                      Chembaco                                                            9.24%
                                      C/O Chemical Bank & Trust
                                      Midland, MI

                                      Northern Trust As Custodian                                         7.56%
                                      FBO The Libra Foundation -  A/C# 26-20655
                                      Chicago, IL

                                      NFS LLC                                                             6.62%
                                      FEBO Bankers Trustco
                                      Des Moines, IA

                                      Keybank NA                                                          5.92%
                                      FBO The Abington FDN Mutual Funds
                                      Cleveland, OH

                                      Women's Foundation Of Minnesota                                     5.90%
                                      Minneapolis, MN

                                      Mercer Trust Company TTEE                                           5.65%
                                      FBO Ibew Local Union No. 126 Retirement Plan
                                      Norwood, MA

                                      SEI Private Trust Company                                           5.20%
                                      C/O Citizens Rhode Island Id 329
                                      Oaks, PA

                                      The Northern Trust Company As Custodian                             5.10%
                                      Wel Fd Engr Local 513 - A/C 2616283
                                      Chicago, IL

Perkins Mid Cap Value Fund            NFS LLC                                                            19.42%
  Class I Shares                      FEBO FIIOC
                                      As Agent For Qualified Employee Benefit Plans 401K
                                      FINOPS-IC Funds
                                      Covington, KY

                                      Edward D. Jones & Co.                                              13.47%
                                      Maryland Heights, MO

                                      Wachovia Bank NA                                                   11.61%
                                      Omnibus Cash/Cash
                                      A/C 9999999980 NC-1151
                                      Charlotte, NC

                                      Merrill Lynch Pierce Fenner & Smith, Inc.                           8.51%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      Prudential Investment Management Service                            5.51%
                                      FBO Mutual Fund Clients/Pruchoice
                                      Newark, NJ

Perkins Small Cap Value Fund          SEI Private Trust Company                                          50.31%
  Class I Shares                      C/O Suntrust Bank, ID866
                                      Oaks, PA

                                      SEI Private Trust Company                                          15.76%
                                      C/O Suntrust Bank, ID866
                                      Oaks, PA

                                      Merrill Lynch Pierce Fenner & Smith, Inc.                           9.76%
                                      For The Sole Benefit Of Customers
                                      Jacksonville, FL

                                      SEI Private Trust Company                                           6.68%
                                      C/O Suntrust Bank, ID866
                                      Oaks, PA

Janus Flexible Bond Fund              National Financial Services Co.                                    18.31%
  Class J Shares                      For The Exclusive Benefit Of Our Customers
                                      New York, NY

                                      Charles Schwab & Co. Inc.                                          16.48%
                                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA

Janus High-Yield Fund                 Charles Schwab & Co. Inc.                                          37.27%
  Class J Shares                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA


Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      National Financial Services Co.                                    20.41%
                                      For The Exclusive Benefit Of Our Customers
                                      New York, NY

                                      Citigroup Global Markets Inc.                                       5.38%
                                      00109801250
                                      New York, NY

Janus Short-Term Bond Fund            Charles Schwab & Co. Inc.                                          35.50%
  Class J Shares                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA

                                      National Financial Services Co.                                    33.89%
                                      For The Exclusive Benefit Of Our Customers
                                      New York, NY

INTECH Risk-Managed Core Fund         Charles Schwab & Co. Inc.                                          17.02%
  Class J Shares                      Exclusive Benefit Of Our Customers
                                      San Francisco, CA

                                      National Financial Services Co.                                    13.00%
                                      For The Exclusive Benefit Of Our Customers
                                      New York, NY

Perkins Mid Cap Value Fund            National Financial Services Co.                                    36.42%
  Class J Shares                      For The Exclusive Benefit Of Our Customers
                                      New York, NY

                                      Charles Schwab & Co. Inc.                                          23.76%
                                      Reinvest Account
                                      San Francisco, CA

Perkins Small Cap Value Fund          National Financial Services Co.                                    26.44%
  Class J Shares                      For The Exclusive Benefit Of Our Customers
                                      New York, NY

                                      Charles Schwab & Co. Inc.                                          21.08%
                                      Reinvest Account
                                      San Francisco, CA

                                      Prudential Investment Management Service                            8.00%
                                      FBO Mutual Fund Clients
                                      Newark, NJ

Janus Flexible Bond Fund              Merrill Lynch                                                      17.64%
  Class R Shares                      Jacksonville, FL

                                      Orchard Trust Company Trustee                                       9.64%
                                      Employee Benefits Clients
                                      Greenwood Village, CO

                                      Frontier Trust Company                                              6.46%
                                      FBO Abc School Equipment Inc 401K Plan
                                      209747
                                      Fargo, ND

                                      Orchard Trust Company LLC As Custodian                              5.88%
                                      Opp. Funds Recordk Pro Retirement Plan
                                      Greenwood Village, CO

                                      Frontier Trust Company                                              5.57%
                                      FBO Jacinto Medical Group Pa 401K Plan
                                      208794
                                      Fargo, ND

                                      Wilmington Trust RISC As Custodian                                  5.11%
                                      HSW Engineering Inc. 401K Plan
                                      Phoenix, AZ

Janus High-Yield Fund                 Janus Capital Group Inc.                                           62.25%*
  Class R Shares                      Denver, CO

                                      Herbert Yentis & Company Inc. as Trustee                           12.09%
                                      C/O Fascore LLC
                                      Herbert Yentis & Company Inc. 401K Plan
                                      Greenwood Village, CO


* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      Counsel Trust DBA MATC                                              7.69%
                                      FBO Engineering Surveys & Services 401K Plan
                                      Pittsburgh, PA

Perkins Mid Cap Value Fund            Merrill Lynch                                                      14.69%
  Class R Shares                      Jacksonville, FL

                                      EMJAY Corporation Custodian                                         6.87%
                                      FBO Plans Of RPSA Customers
                                      Greenwood Village, CO

                                      JP Morgan Chase Bank Trustee                                        5.63%
                                      FBO ADP Access 401K Program
                                      New York, NY

                                      American United Life Insurance Co.                                  5.24%
                                      AUL Group Retirement Account
                                      Separate Accounts Administration
                                      Indianapolis, IN

Perkins Small Cap Value Fund          Merrill Lynch                                                      28.30%
  Class R Shares                      Jacksonville, FL

                                      Pims/Prudential Retirement                                          5.85%
                                      As Nominee For The Trustee/Custodian Pl 006
                                      Givens 401 K Savings And
                                      Chesapeake, VA

                                      EMJAY Corporation Custodian                                         5.65%
                                      FBO Plans Of RPSA Customers
                                      C/O Great-West
                                      Greenwood Village, CO

Janus Flexible Bond Fund              National Financial Services LLC Trust                              14.46%
  Class S Shares                      For Exclusive Benefit Of Our Customers
                                      New York, NY

                                      Hartford Life Insurance Co.                                        11.21%
                                      Separate Account DC IV
                                      Hartford, CT

                                      Prudential Investment Management Service                            9.90%
                                      FBO Mutual Fund Clients
                                      Newark, NJ

                                      Saxon & Co.                                                         7.48%
                                      FBO 91 Vested Interest Omnibus Asset
                                      A/C #20-01-302-9912426
                                      Philadelphia, PA

                                      Reliance Trust Company                                              5.92%
                                      Sisters Of Mercy Of The Americas 401K
                                      C/O Fascorp
                                      Atlanta, GA

                                      Reliance Trust Company                                              5.51%
                                      FBO Sister Of Mercy Health System Executive Savings
                                      Plan
                                      C/O Fascorp
                                      Atlanta, GA

Janus High-Yield Fund                 Wachovia Bank                                                       6.57%
  Class S Shares                      FBO Various Retirement Plans
                                      A/C 9888888836 NC 1076
                                      Charlotte, NC

Janus Short-Term Bond Fund            National Financial Services LLC Trust                              17.59%
  Class S Shares                      For Exclusive Benefit Of Our Customers
                                      New York, NY

                                      LPL Financial                                                      10.31%
                                      A/C 7891-5495
                                      San Diego, CA

                                      Charles Schwab & Co. Inc.                                           5.18%
                                      Special Custody Account
                                      FBO Institutional Client Accounts
                                      San Francisco, CA

INTECH Risk-Managed Core Fund         Nationwide Trust Company FSB                                       45.24%
  Class S Shares                      C/O IPO Portfolio Accounting
                                      Columbus, OH


Name of Fund and Class                Shareholder and Address of Record                         Percentage of Ownership
-----------------------------------------------------------------------------------------------------------------------
                                      Prudential Investment Management Service                           10.64%
                                      FBO Mutual Fund Clients
                                      Newark, NJ

                                      Saxon & Co.                                                         7.51%
                                      FBO 20-01-302-9912426
                                      Philadelphia, PA

                                      UMB Bank NA                                                         6.45%
                                      FBO Fiduciary For Tax Deferred Accounts
                                      Topeka, KS

                                      UMB Bank NA                                                         6.00%
                                      FBO Fiduciary For Tax Deferred Accounts
                                      Topeka, KS

Perkins Mid Cap Value Fund            Massachusetts Mutual Life Insurance Company                         9.14%
  Class S Shares                      Springfield, MA

                                      Orchard Trust Company LLC Trustee                                   6.78%
                                      FBO Employee Benefits Clients
                                      Greenwood Village, CO

                                      Wachovia Bank                                                       6.04%
                                      FBO Various Retirement Plans
                                      A/C 9888888836 NC 1076
                                      Charlotte, NC

                                      Nationwide Trust Company FSB                                        5.07%
                                      C/O IPO Portfolio Accounting
                                      Columbus, OH

                                      Taynik & Co.                                                        5.02%
                                      C/O Investors Bank & Trust
                                      Boston, MA

Perkins Small Cap Value Fund          ING National Trust Trustee                                         14.15%
  Class S Shares                      Core Market Retirement Plans
                                      North Quincy, MA

                                      American United Life Insurance Co                                  10.58%
                                      Group Retirement Annuity
                                      Indianapolis, IN

                                      Wachovia Bank FBO                                                   8.84%
                                      Various Retirement Plans
                                      Charlotte, NC

                                      Prudential Investment Mgmt Service                                  9.57%
                                      FBO Mutual Fund Clients
                                      Newark, NJ

                                      PWMCO, LLC FBO 101081                                               5.79%
                                      Chicago, IL

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------




  Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers thirty-eight series of shares, known as "Funds." Each of the Funds presently offers interests in different classes of shares as described in the table below.

                                               CLASS A   CLASS C   CLASS D   CLASS I   CLASS L   CLASS R   CLASS S   CLASS T
FUND                                            SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Core Fund                     x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Growth Fund                   x         x                   x                             x         x
----------------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed International Fund            x         x                   x                             x         x
----------------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Value Fund                    x         x                   x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                               x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                             x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                             x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund                          x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Forty Fund                                  x         x                   x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Fund                                        x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund                   x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund                   x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Global Real Estate Fund                     x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Global Research Fund                        x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                      x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Government Money Market Fund                                    x                                                 x
----------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund                      x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                             x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus International Equity Fund                   x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus International Forty Fund                    x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Long/Short Fund                             x         x                   x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Modular Portfolio Construction(R) Fund      x         x                   x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund                                               x                                                 x
----------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                                  x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                               x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Research Fund                               x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Research Core Fund                          x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund                        x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative              x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth                    x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate                  x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                                 x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                     x                                                 x
----------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund                                                    x                                                 x
----------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                              x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Perkins Large Cap Value Fund                      x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Perkins Mid Cap Value Fund                        x         x         x         x         x         x         x         x
----------------------------------------------------------------------------------------------------------------------------
Perkins Small Cap Value Fund                      x         x         x         x         x         x         x         x
----------------------------------------------------------------------------------------------------------------------------





  On July 6, 2009, the funds of the Janus Adviser Series trust reorganized into the Trust. As a result, certain Funds described in this SAI assumed the assets and liabilities of the corresponding Janus Adviser Series funds. For this reason, certain historical information contained in this SAI for periods prior to July 6, 2009 is that of the predecessor funds. Prior to the reorganizations, the Funds had a fiscal year end of October 31. Each Fund described in this SAI has subsequently changed its fiscal year end to June 30.

  Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

  Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

  It is important to know that, pursuant to the Trust's Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights. Shares of each Fund may be transferred by endorsement or stock power as is customary, but a Fund is not bound to recognize any transfer until it is recorded on its books.

SHAREHOLDER MEETINGS

  The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders' rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

  Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least 10% of the shares then outstanding. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

  The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

  As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of

  Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

MASTER/FEEDER OPTION

  The Trust may in the future seek to achieve a Fund's objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and compiles their tax returns.

REGISTRATION STATEMENT

  The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE BOND & MONEY MARKET, RISK-MANAGED, AND VALUE ANNUAL REPORTS OF JANUS INVESTMENT FUND (AUDITED)

  The following audited financial statements for the period ended July 31, 2009 and October 31, 2009 are hereby incorporated into this SAI by reference to the Annual Reports dated July 31, 2009 and October 31, 2009, as applicable.

  Schedules of Investments as of July 31, 2009 and October 31, 2009

  Statements of Operations for the period ended July 31, 2009 and October 31,
  2009

  Statements of Assets and Liabilities as of July 31, 2009 and October 31, 2009

  Statements of Changes in Net Assets for the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

  Report of Independent Registered Public Accounting Firm

DOCUMENTS INCORPORATED BY REFERENCE TO THE BOND & MONEY MARKET AND CORE, RISK-MANAGED, AND VALUE SEMIANNUAL REPORTS OF JANUS INVESTMENT FUND (UNAUDITED)

  The following unaudited financial statements for the period ended April 30, 2009 are hereby incorporated into this SAI by reference to the Semiannual Reports dated April 30, 2009.

  Schedules of Investments as of April 30, 2009

  Statements of Operations for the period ended April 30, 2009

  Statements of Assets and Liabilities as of April 30, 2009

  Statements of Changes in Net Assets for each of the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

DOCUMENTS INCORPORATED BY REFERENCE TO THE BOND & MONEY MARKET, RISK-MANAGED, AND VALUE SEMIANNUAL REPORTS OF JANUS ADVISER SERIES (UNAUDITED)

  The following unaudited financial statements for the period ended January 31, 2009 are hereby incorporated into this SAI by reference to the Semiannual Reports dated January 31, 2009.

  Schedules of Investments as of January 31, 2009

  Statements of Operations for the period ended January 31, 2009

  Statements of Assets and Liabilities as of January 31, 2009

  Statements of Changes in Net Assets for each of the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

The portions of the Annual and Semiannual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------


EXPLANATION OF RATING CATEGORIES

  The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analyses and do not rely solely on the ratings assigned by credit agencies.


STANDARD & POOR'S
RATINGS SERVICE


  BOND RATING                EXPLANATION
  ---------------------------------------------------------------------------------------
  Investment Grade

  AAA......................  Highest rating; extremely strong capacity to pay principal and interest.

  AA.......................  High quality; very strong capacity to pay principal and interest.

  A........................  Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

  BBB......................  Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

  Non-Investment Grade

  BB.......................  Less vulnerable to nonpayment than other speculative issues;
                             major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the
                             obligor's inadequate capacity to meet its financial
                             commitment on the obligation.

  B........................  More vulnerable to nonpayment than obligations rated 'BB', but capacity to meet its financial commitment on the
                             obligation; adverse business, financial, or economic
                             conditions will likely impair the obligor's capacity or
                             willingness to meet its financial commitment on the
                             obligation.

  CCC......................  Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the
                             obligation.

  CC.......................  Currently highly vulnerable to nonpayment.

  C........................  Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but
                             payments on the obligation are being continued.

  D........................  In default.

FITCH, INC.


  LONG-TERM BOND RATING      EXPLANATION
  ---------------------------------------------------------------------------------------
  Investment Grade

  AAA......................  Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of
                             financial commitments.

  AA.......................  Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.

  A........................  High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments.
                             May be more vulnerable to changes in circumstances or in
                             economic conditions than is the case for higher ratings.

  BBB......................  Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is
                             considered adequate, but adverse changes in circumstances
                             and economic conditions are more likely to impair this
                             capacity than is the case for higher ratings.

  Non-Investment Grade

  BB.......................  Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.

  B........................  Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.

  CCC......................  May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.

  CC.......................  May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.

  C........................  May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.

  D........................  In default.




FITCH, INC.


  SHORT-TERM BOND RATING     EXPLANATION
  ----------------------------------------------------------------------------------------------
  F-1+.....................  Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

  F-1......................  Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

  F-2......................  Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.



MOODY'S INVESTORS
SERVICE, INC.


  BOND RATING                EXPLANATION
  ---------------------------------------------------------------------------------------
  Investment Grade

  Aaa......................  Highest quality, smallest degree of investment risk.

  Aa.......................  High quality; together with Aaa bonds, they compose the high-grade bond group.

  A........................  Upper to medium-grade obligations; many favorable investment attributes.

  Baa......................  Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

  Non-Investment Grade

  Ba.......................  More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.

  B........................  Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

  Caa......................  Poor standing, may be in default; elements of danger with respect to principal or interest payments.

  Ca.......................  Speculative in a high degree; could be in default or have other marked shortcomings.

  C........................  Lowest rated; extremely poor prospects of ever attaining investment standing.




  Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

                       This page intentionally left blank.

                                  (JANUS LOGO)

                                               JANUS.COM/INFO

                                               151 Detroit Street
                                               Denver, Colorado 80206-4805
                                               1-877-335-2687

                                          February 16, 2010


                                          CLASS A    CLASS C    CLASS D    CLASS I    CLASS R    CLASS S    CLASS T
                                           SHARES     SHARES    SHARES+     SHARES     SHARES     SHARES     SHARES
ALTERNATIVE
  Janus Global Real Estate Fund.........     --         --       JNGSX        --        N/A         --         --
GROWTH & CORE
  Janus Balanced Fund*..................   JDBAX      JABCX      JANBX      JBALX      JDBRX      JABRX      JABAX
  Janus Contrarian Fund*................   JCNAX      JCNCX      JACNX      JCONX      JCNRX      JCNIX      JSVAX
  Janus Enterprise Fund*................   JDMAX      JGRCX      JANEX      JMGRX      JDMRX      JGRTX      JAENX
  Janus Fund*...........................   JDGAX      JGOCX      JANDX      JGROX      JDGRX      JGORX      JANSX
  Janus Growth and Income Fund*.........   JDNAX      JGICX      JNGIX      JGINX      JDNRX      JADGX      JAGIX
  Janus Orion Fund*.....................   JORAX      JORCX      JANRX      JORFX      JORRX      JORIX      JORNX
  Janus Research Core Fund*.............   JDQAX      JADCX      JNRCX      JCEFX      JDQRX      JADEX      JAEIX
  Janus Research Fund*..................   JRAAX      JRACX      JNRFX      JRAIX       N/A       JRASX      JAMRX
  Janus Triton Fund*....................   JGMAX      JGMCX      JANIX      JSMGX      JGMRX      JGMIX      JATTX
  Janus Twenty Fund*++..................    N/A        N/A       JNTFX       N/A        N/A        N/A       JAVLX
  Janus Venture Fund*++.................    N/A        N/A       JANVX       N/A        N/A        N/A       JAVTX
INTERNATIONAL & GLOBAL
  Janus Global Life Sciences Fund*......   JFNAX      JFNCX      JNGLX      JFNIX       N/A       JFNSX      JAGLX
  Janus Global Opportunities Fund*......   JPPAX      JPPCX      JNGOX      JPPIX       N/A       JPPSX      JGVAX
  Janus Global Research Fund*...........   JRGAX      JRGCX      JANGX      JRGIX       N/A       JRGSX      JARFX
  Janus Global Technology Fund*.........   JATAX      JAGCX      JNGTX      JATIX       N/A       JATSX      JAGTX
  Janus International Equity Fund.......     --         --       JNISX        --         --         --         --
  Janus International Forty Fund........     --         --       JNIFX        --        N/A         --         --
  Janus Overseas Fund*..................   JDIAX      JIGCX      JNOSX      JIGFX      JDIRX      JIGRX      JAOSX
  Janus Worldwide Fund*.................   JDWAX      JWWCX      JANWX      JWWFX      JDWRX      JWGRX      JAWWX




                              JANUS INVESTMENT FUND

                       Statement of Additional Information

    This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectuses for Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares (collectively, the "Shares") of the Funds listed above, each of which is a separate series of Janus Investment Fund, a Massachusetts business trust (the "Trust"). Each of these series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Janus Capital Management LLC ("Janus Capital") is the investment adviser of each Fund. Certain Funds do not offer all classes of the Shares.

    This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated February 16, 2010, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from your plan sponsor, broker-dealer, or other financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Shares directly with Janus Capital). This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, from your plan sponsor, broker-dealer, or other financial intermediary, at janus.com/info (or janus.com/reports if you hold Shares directly with Janus Capital), or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Shares directly with Janus Capital).

    * The Fund's Class T Shares were formerly named Class J Shares. + Class D Shares are closed to new investors.
    ++ The Fund is closed to new investors.

(JANUS LOGO)

TABLE OF CONTENTS
--------------------------------------------------------------------------------




Classification, Investment Policies and Restrictions, and Investment
Strategies and Risks.........................................................     2

Investment Adviser...........................................................    32

Custodian, Transfer Agent, and Certain Affiliations..........................    48

Portfolio Transactions and Brokerage.........................................    50

Trustees and Officers........................................................    54

Shares of the Trust..........................................................    66
  Net Asset Value Determination..............................................    66
  Purchases..................................................................    67
  Distribution and Shareholder Servicing Plans...............................    69
  Redemptions................................................................    72

Income Dividends, Capital Gains Distributions, and Tax Status................    75

Principal Shareholders.......................................................    77

Miscellaneous Information....................................................    91
  Shares of the Trust........................................................    92
  Shareholder Meetings.......................................................    92
  Voting Rights..............................................................    92
  Master/Feeder Option.......................................................    93
  Independent Registered Public Accounting Firm..............................    93
  Registration Statement.....................................................    93

Financial Statements.........................................................    94

Appendix A...................................................................    95
  Explanation of Rating Categories...........................................    95

CLASSIFICATION, INVESTMENT POLICIES AND RESTRICTIONS,
AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


JANUS INVESTMENT FUND

  This Statement of Additional Information includes information about 20 series of the Trust. Each Fund is a series of the Trust, an open-end, management investment company. The Funds may be referred to collectively in this SAI as the "Equity Funds."

  On July 6, 2009, as the result of the reorganization of funds of the Janus Adviser Series trust into the Trust, certain Funds discussed in this SAI assumed the assets and liabilities of the corresponding Janus Adviser Series funds (each, a "predecessor fund" and collectively, the "predecessor funds"). For this reason, certain historical information contained in this SAI for periods prior to July 6, 2009 is that of the predecessor funds.

CLASSIFICATION

  The Investment Company Act of 1940, as amended ("1940 Act"), classifies mutual funds as either diversified or nondiversified. Janus Global Real Estate Fund, Janus Contrarian Fund, Janus Orion Fund, Janus Twenty Fund, Janus Global Opportunities Fund, and Janus International Forty Fund are classified as nondiversified. Janus Balanced Fund, Janus Enterprise Fund, Janus Fund, Janus Growth and Income Fund, Janus Research Core Fund, Janus Research Fund, Janus Triton Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus International Equity Fund, Janus Overseas Fund, and Janus Worldwide Fund are classified as diversified.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

  The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of: (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of shares if a matter affects just that Fund or that class of shares) or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of shares) are present or represented by proxy. The following policies are fundamental policies of the Funds. Unless otherwise noted, each of these policies applies to each Fund, except policies (1) and (2), which apply only to the Funds specifically listed in those policies.

  (1) With respect to 75% of its total assets, Janus Balanced Fund, Janus Enterprise Fund, Janus Fund, Janus Growth and Income Fund, Janus Research Core Fund, Janus Research Fund, Janus Triton Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus International Equity Fund, Janus Overseas Fund, and Janus Worldwide Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities, or repurchase agreements collateralized by U.S. Government securities, and securities of other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

  Each Fund may not:

  (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. Government securities), except that:

       (i) Janus Global Life Sciences Fund will normally invest 25% or more of the value of its total assets, in aggregate, in the following industry groups: health care, pharmaceuticals, agriculture, cosmetics/personal care, and biotechnology.

      (ii) Janus Global Real Estate Fund will invest 25% or more of the value of its total assets in the real estate industries or real estate-related industries and U.S. Government securities.

  (3) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent a Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

  (4) Lend any security or make any other loan if, as a result, more than one-third of a Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities, or loans, including assignments and participation interests).

  (5) Act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of its portfolio securities.

  (6) Borrow money except that a Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions or futures, options, swaps, or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

  (7) Invest directly in real estate or interests in real estate; however, a Fund may own debt or equity securities issued by companies engaged in those businesses.

  As a fundamental policy, a Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as such Fund.

  The Board of Trustees ("Trustees") has adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional restrictions adopted by the Trustees to date include the following:

  (1) If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1).

  (2) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, each Fund may engage in short sales other than against the box, which involve selling a security that a Fund borrows and does not own. The Trustees may impose limits on a Fund's investments in short sales, as described in the Fund's prospectus. Transactions in futures, options, swaps, and forward contracts not involving short sales are not deemed to constitute selling securities short.

  (3) The Funds do not intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving short sales, futures, options, swaps, forward contracts, and other permitted investment techniques shall not be deemed to constitute purchasing securities on margin.

  (4) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value ("NAV"), provided that this limitation does not apply to: reverse repurchase agreements; deposits of assets to margin; guarantee positions in futures, options, swaps, or forward contracts; or the segregation of assets in connection with such contracts.

  (5) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for: securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("Rule 144A Securities"), or any successor to such rule; Section 4(2) commercial paper; and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

  (6) The Funds may not invest in companies for the purpose of exercising control of management.

  Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital or one of its affiliates serves as investment adviser. All such borrowing and lending will be subject to the above limits and to the limits and other conditions in such exemptive order. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

  For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

  For purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications as published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single class are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS

  JANUS GLOBAL REAL ESTATE FUND. As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate industries or real estate-related industries.

  JANUS BALANCED FUND. As an operational policy, at least 25% of the assets of Janus Balanced Fund will normally be invested in fixed-income senior securities.

  JANUS GLOBAL LIFE SCIENCES FUND. As a fundamental policy, Janus Global Life Sciences Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industry groups: health care, pharmaceuticals, agriculture, cosmetics/personal care, and biotechnology. Janus Global Life Sciences Fund does not have a policy to concentrate in any industry other than those listed above.

INVESTMENT STRATEGIES AND RISKS

Diversification

  Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A fund that is classified as "nondiversified" has the ability to take larger positions in a smaller number of issuers than a fund that is classified as "diversified." This gives a fund which is classified as nondiversified more flexibility to focus its investments in companies that the portfolio managers and/or investment personnel have identified as the most attractive for the investment objective and strategy of the fund. However, because the appreciation or depreciation of a single security may have a greater impact on the NAV of a fund which is classified as nondiversified, its share price can be expected to fluctuate more than a comparable fund which is classified as diversified. This fluctuation, if significant, may affect the performance of a fund.

Cash Position

  As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include domestic or foreign currency denominated commercial paper, certificates of deposit, repurchase agreements, or other short-term debt obligations. These securities may include U.S. and foreign short-term cash instruments. Each Fund may also invest in money market funds, including funds managed by Janus Capital. (Refer to "Investment Company Securities.")

Illiquid Investments

  Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper, and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: (i) the frequency of trades and quoted prices for the security; (ii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iii) the willingness of dealers to undertake to make a market in the security; and (iv) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). Investments in Rule 144A Securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Certain securities previously deemed liquid may become illiquid in any subsequent assessment of the foregoing factors or other changes affecting the security. Foreign securities that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market are not restricted under the Funds' liquidity procedures if traded in that market. Such securities will be treated as "restricted" if traded in the United States because foreign securities are not registered for sale under the U.S. Securities Act of 1933, as amended (the "1933 Act").

  If illiquid securities exceed 15% of a Fund's net assets after the time of purchase, the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, the portfolio managers and/or investment personnel may not be able to dispose of them in a timely manner. As a result, the Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the NAV of a Fund to decline.

  Each Fund may invest up to 5% of its total assets in venture capital investments measured at the time of an investment. A later increase or decrease in this percentage resulting from changes in values of assets will not constitute a violation of such limitation. Each Fund may make an initial investment of up to 0.5% of a Fund's total assets in any one venture capital company. A Fund may not invest in aggregate more than 1% of its total assets, measured at the time of the subsequent purchase, in any one venture capital company.

  Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when the portfolio managers and/or investment personnel deem it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending

  Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities, or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. In addition, Janus Capital makes efforts to balance the benefits and risks from granting such loans. The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral as permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder. Cash collateral may also be invested in non-affiliated money market funds or other accounts.

Foreign Securities

  Within the parameters of its specific investment policies, each Fund may invest in foreign securities either indirectly (e.g., depositary receipts, depositary shares, and passive foreign investment companies) or directly in foreign markets, including emerging markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a Fund's performance may depend on factors other than the performance of a particular company. These factors include:

  CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer's local currency.

  POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

  REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

  FOREIGN MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. Such factors may hinder a Fund's ability to buy and sell emerging market securities in a timely manner, affecting the Fund's investment strategies and potentially affecting the value of the Fund.

  TRANSACTION COSTS. Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

  EMERGING MARKETS. Within the parameters of its specific investment policies, each Fund, particularly Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus International Forty Fund, Janus Overseas Fund, and Janus Worldwide Fund, may invest its assets in a company or companies from one or more "developing countries" or "emerging markets." Such countries include, but are not limited to, countries included in the Morgan Stanley Capital International ("MSCI") Emerging Markets Index(SM). Janus Global Real Estate Fund and Janus International Equity Fund will normally limit their investments in emerging market countries to 15% of their net assets. Each of Janus Contrarian Fund, Janus Orion Fund, and Janus Twenty Fund has, at times, invested a significant portion of its assets in emerging markets and may continue to do so. Investing in emerging markets involves certain risks not typically associated with investing in the United States and imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. The price of investments in emerging markets can experience sudden and sharp price swings. In many developing markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in more developed markets. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on a Fund's investments. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation or deflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. The securities markets of many of the countries in which the Funds may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. In the event of a default on any investments in foreign debt obligations, it may be more difficult for the Funds to obtain or to enforce a judgment against the issuers of such securities. In addition, there may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of an investment in such securities. The Funds may be subject to emerging markets risk to the extent that they invest in companies which are not considered to be from emerging markets, but which have customers, products, or transactions associated with emerging markets. A summary of each Fund's investments by country is contained in the Funds' shareholder reports and Form N-Q reports, which are filed with the SEC.

Short Sales

  Each Fund may engage in "short sales against the box." This technique involves either selling short a security that a Fund owns, or selling short a security that a Fund has the right to obtain, for delivery at a specified date in the future. A Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. A Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

  Each Fund may also engage in other short sales. A Fund may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. In a short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a short sale, the Fund must: (i) borrow the security to deliver it to the purchaser and (ii) buy that same security in the market to return it to the lender. Short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, the Fund may incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund may realize a gain if the security declines in price between those same dates. Although a Fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. To borrow the security, the Fund may also be required to pay a premium, which would increase the cost of the security sold.

  The Funds may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that the borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price. If this occurs at a time when other short sellers of the same security also want to close out their positions, it is more likely that a Fund will have to cover its short sale at an unfavorable price and potentially reduce or eliminate any gain, or cause a loss, as a result of the short sale.

  Until a Fund closes its short position or replaces the borrowed security, the Fund may designate liquid assets it owns (other than the short sale proceeds) as segregated assets to the books of the broker and/or its custodian in an amount equal to its obligation to purchase the securities sold short, as required by the 1940 Act. The amount segregated in this manner is expected to be increased or decreased each business day equal to the change in market value of the Fund's obligation to purchase the security sold short. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out. If the lending broker requires the Fund to deposit additional collateral (in addition to the short sales proceeds that the broker holds during the period of the short sale), which may be as much as 50% of the value of the securities sold short, the amount of the additional collateral may be deducted in determining the amount of cash or liquid assets the Fund is required to segregate to cover the short sale obligation pursuant to the 1940 Act. The amount segregated must be unencumbered by any other obligation or claim other than the obligation that is being covered. A Fund believes that short sale obligations that are covered, either by an offsetting asset or right (acquiring the security sold short or having an option to purchase the security sold short at an exercise price that covers the obligation), or by the Fund's segregated asset procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions. This requirement to segregate assets limits a Fund's leveraging of its investments and the related risk of losses from leveraging. A Fund also is required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. A Fund's ability to invest in short sales may be limited, as described in the Fund's prospectus.

Zero Coupon, Step Coupon, and Pay-In-Kind Securities

  Within the parameters of its specific investment policies, each Fund may invest up to 10% of its net assets in zero coupon, step coupon, and pay-in-kind securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds are high-quality issues with above-market interest rates and a coupon that increases over the life of the bond. They may pay monthly, semiannual, or annual interest payments. On the date of each coupon payment, the issuer decides whether to call the bond at par or whether to extend it until the next payment date at the new coupon rate. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

  Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis with respect to accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Internal Revenue Code. A Fund may obtain such cash from selling other portfolio holdings, which may cause that Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for that Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

  Generally, the market prices of zero coupon, step coupon, and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

  The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities, credit-linked trust certificates, traded custody receipts, and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("Ginnie Mae") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

  The Federal Home Loan Mortgage Corporation ("Freddie Mac") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

  The Federal National Mortgage Association ("Fannie Mae") issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest, but it is not guaranteed by the full faith and credit of the U.S. Government.

  On September 7, 2008, the Federal Housing Finance Agency ("FHFA"), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac's assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA's conservatorship will have on Fannie Mae and Freddie Mac's debt and equities is unclear.

  Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. The portfolio managers and/or investment personnel will consider estimated prepayment rates in calculating the average-weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

  The Funds' investments in mortgage-backed securities may be backed by subprime mortgages. Subprime mortgages are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. Investments in mortgage-backed securities comprised of subprime mortgages may be subject to a higher degree of credit risk, valuation risk, and liquidity risk.

  Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies, or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt, asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

  The Funds also may invest in pass-through securities, which are interests evidencing direct ownership of a pool of debt securities. Holders of the interests are entitled to receive distributions of interest, principal, and other payments on each of the underlying debt securities (less expenses), and in some cases distributions of the underlying debt securities. The underlying debt securities have a specified maturity but are subject to prepayment risk because if an issuer prepays the principal, a Fund may have additional cash to invest at a time when prevailing interest rates have declined and reinvestment of such additional funds is made at a lower rate. The value of the underlying debt securities may change due to changes in market interest rates. If interest rates rise, the value of the underlying debt securities, and therefore the value of the pass-through security, may decline. If the underlying debt securities are high-yield securities, the risks associated with high-yield/high-risk securities discussed in this SAI and in the Funds' Prospectuses may apply.

Investment Company Securities

  From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of the 1940 Act and any applicable SEC exemptive orders. Section 12(d)(1) of the 1940 Act prohibits a Fund from acquiring: (i) more than 3% of another investment company's voting stock; (ii) securities of another investment company with a value in excess of 5% of a Fund's total assets; or (iii) securities of such other investment company and all other investment companies owned by a Fund having a value in excess of 10% of the Fund's total assets. In addition, Section 12(d)(1) prohibits another investment company from selling its shares to a Fund if, after the sale: (i) the Fund owns more than 3% of the other investment company's voting stock or
  (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company. If a Fund is an approved underlying fund in a Janus fund of funds, the Fund may not acquire the securities of other investment companies or registered unit investment trusts in excess of the limits of Section 12(d)(1) of the 1940 Act in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1). The Funds may invest their cash holdings in affiliated or non-affiliated money market funds as part of a cash sweep program. The Funds may purchase unlimited shares of affiliated or non-affiliated money market funds and of other funds managed by Janus Capital, whether registered or unregistered entities, as permitted by the 1940 Act and rules promulgated thereunder and/or an SEC exemptive order. To the extent the Funds invest in money market funds or other funds, the Funds will be subject to the same risks that investors experience when investing in such other funds. These risks may include the impact of significant fluctuations in assets as a result of the cash sweep program or purchase and redemption activity by affiliated or non-affiliated shareholders in such other funds. Additionally, as the adviser to the Funds and the money market funds or other funds or investment vehicles in which the Funds may invest, Janus Capital has an inherent conflict of interest because it has fiduciary duties to both the Funds and the money market funds and other funds.

  Investment companies may include index-based investments such as exchange-traded funds ("ETFs"), which hold substantially all of their assets in investments representing specific indices. The main risk of investing in index-based investments is the same as investing in a portfolio of investments comprising the index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operation. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio investments and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. Some ETFs have obtained exemptive orders permitting other investment companies, such as the Funds, to acquire their securities in excess of the limits of the 1940 Act.

Exchange-Traded Notes

  The Funds may invest in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no period coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the funds' total return. A Fund may invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. There may be restrictions on a Fund's right to redeem its investment in an ETN, which are meant to be held until maturity. A Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

Depositary Receipts

  Each Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

  Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' Prospectuses.

U.S. Government Securities

  To the extent permitted by its investment objective and policies, each Fund, particularly Janus Balanced Fund, may invest in U.S. Government securities. The 1940 Act defines U.S. Government securities to include securities issued or guaranteed by the U.S. Government, its agencies, and its instrumentalities. U.S. Government securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. Government securities. U.S. Government securities in which a Fund may invest include U.S. Treasury securities, including Treasury Inflation Protection Securities ("TIPS"), and obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government, such as those issued or guaranteed by the Small Business Administration, Maritime Administration, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, and Ginnie Mae. In addition, U.S. Government securities in which a Fund may invest include securities backed only by the rights of the issuers to borrow from the U.S. Treasury, such as those issued by the Federal Farm Credit Bank, Federal Intermediate Credit Banks, Tennessee Valley Authority, and Freddie Mac. Securities issued by Fannie Mae, the Federal Home Loan Banks, and the Student Loan Marketing Association ("Sallie Mae") are supported by the discretionary authority of the U.S. Government to purchase the obligations. There is no guarantee that the U.S. Government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. Government because the Funds must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment.

Municipal Obligations

  The Funds may invest in municipal obligations issued by states, territories, and possessions of the United States and the District of Columbia. The value of municipal obligations can be affected by changes in their actual or perceived credit



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

  quality. The credit quality of municipal obligations can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

  Other types of income-producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

  INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The Funds will not invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money, or its NAV could decline by the use of inverse floaters.

  STANDBY COMMITMENTS. Standby commitments are the rights to sell a specified underlying security or securities within a specified period of time and at an exercise price equal to the amortized cost of the underlying security or securities plus accrued interest, if any, at the time of exercise, that may be sold, transferred, or assigned only with the underlying security or securities. A standby commitment entitles the holder to receive same day settlement and will be considered to be from the party to whom the investment company will look for payment of the exercise price.

  STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

  TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer, or other financial institution at periodic intervals and receive the face value of the bonds. This investment structure is commonly used as a means of enhancing a security's liquidity.

  The Funds will purchase standby commitments, tender option bonds, and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolio holdings.

  VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

  In order to most effectively use these investments, the portfolio managers and/or investment personnel must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio managers and/or investment personnel incorrectly forecast such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

Real Estate Investment Trusts ("REITs")

  Within the parameters of its specific investment policies, each Fund may invest in REITs. Janus Global Real Estate Fund may invest a significant amount of its assets in these types of securities. REITs are sometimes informally characterized as equity REITs, mortgage REITs, and hybrid REITs. Investment in REITs may subject a Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition, and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent, and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of a Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, and prepayment may diminish the yield on securities issued by those REITs.

  Certain REITs have relatively small market capitalizations, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of a Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

Repurchase and Reverse Repurchase Agreements

  In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. In addition, the collateral received in the repurchase transaction may become worthless. To the extent a Fund's collateral focuses in one or more sectors, such as banks and financial services, the Fund is subject to increased risk as a result of that exposure. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital. There is no guarantee that Janus Capital's analysis of the creditworthiness of the counterparty will be accurate, and the underlying collateral involved in the transaction can expose a Fund to additional risk regardless of the creditworthiness of the parties involved in the transaction.

  Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer, such as a bank or broker-dealer, at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes.

  Generally, a reverse repurchase agreement enables a Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to a Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense for the reverse repurchase agreement transaction. This technique may also have a leveraging effect on a Fund's portfolio, although a Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

Mortgage Dollar Rolls

  Certain Funds, particularly Janus Global Real Estate Fund, may enter into "mortgage dollar rolls," which are similar to reverse repurchase agreements in certain respects. In a "mortgage dollar roll" transaction, a Fund sells a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a predetermined price. A "dollar roll" can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to the Fund generally must: (i) be collateralized by the same types of underlying mortgages; (ii) be issued by the same agency and be part of the same program; (iii) have a similar original stated maturity; (iv) have identical net coupon rates; (v) have similar market yields (and, therefore, price); and (vi) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 2.5% of the initial amount delivered.

  A Fund's obligations under a dollar roll agreement must be covered by cash, U.S. Government securities, or other liquid high grade debt obligations equal in value to the securities subject to repurchase by a Fund, maintained in a segregated account. To the extent that the Fund collateralizes its obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed security. A Fund is compensated by the difference between the current sale price and the lower forward purchase price, often referred to as the "drop," as well as the interest earned on the cash proceeds of the initial sale.

  Successful use of mortgage dollar rolls depends on a Fund's ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities a Fund is required to purchase may decline below the agreed upon repurchase price.

Bank Loans

  Certain Funds, particularly Janus Balanced Fund (no more than 20% of the Fund's total assets), may invest in bank loans, which include institutionally traded floating rate securities.

  Bank loans, which include institutionally traded floating rate securities, are obligations of companies or other entities that are typically issued in connection with recapitalizations, acquisitions, and refinancings, and often involve borrowers whose financial conditions are troubled or uncertain and companies that are highly leveraged. Borrowers may include companies who are involved in bankruptcy proceedings. The Funds generally invest in bank loans directly through an agent, either by assignment from another holder of the loan or as a participation interest in another holder's portion of the loan. Assignments and participations involve credit risk, interest rate risk, and liquidity risk.

  When a Fund purchases an assignment, the Fund generally assumes all the rights and obligations under the loan agreement and will generally become a "lender" for purposes of the particular loan agreement. The rights and obligations acquired by a Fund under an assignment may be different, and be more limited, than those held by an assigning lender. Subject to the terms of a loan agreement, a Fund may enforce compliance by a borrower with the terms of the loan agreement and may have rights with respect to any funds acquired by other lenders through set-off. If a loan is foreclosed, a Fund may become part owner of any collateral securing the loan and may bear the costs and liabilities associated with owning and disposing of any collateral. A Fund could be held liable as a co-lender. In addition, there is no assurance that the liquidation of collateral from a secured loan would satisfy a borrower's obligations or that the collateral could be liquidated.

  If a Fund purchases a participation interest, it typically will have a contractual relationship with the lender and not with the borrower. A Fund may only be able to enforce its rights through the lender and may assume the credit risk of both the borrower and the lender, or any other intermediate participant. A Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender and only upon receipt by the lender of the payments from the borrower. The failure by a Fund to receive scheduled interest or principal payments may adversely affect the income of the Fund and may likely reduce the value of its assets, which would be reflected by a reduction in the Fund's NAV.

  The borrower of a loan in which a Fund holds an assignment or participation interest may, either at its own election or pursuant to the terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation. This may result in a Fund realizing less income on a particular investment and replacing the loan with a less attractive security, which may provide less return to the Fund.

  FLOATING RATE LOANS
  Floating rate loans typically are negotiated, structured, and originated by a bank or other financial institution (an "agent") for a lending group or "syndicate" of financial institutions. In most cases, a Fund relies on the agent to assert appropriate creditor remedies against the borrower. The agent may not have the same interests as the Fund, and the agent may determine to waive certain covenants contained in the loan agreement that the Fund would not otherwise have determined to waive. The typical practice of an agent relying on reports from a borrower about its financial condition may involve a risk of fraud by a borrower. In addition, if an agent becomes insolvent or carries out its duties improperly, the Fund may experience delays in realizing payment and/or risk loss of principal and/or income on its floating rate loan investments. The investment team performs a credit analysis on the borrower but typically does not perform credit analysis on the agent or other intermediate participants.

  Floating rate loans have interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks ("Prime Rate") or the rate paid on large certificates of deposit traded in the secondary markets ("CD rate"). The interest rate on Prime Rate based loans and corporate debt securities may float daily as the Prime Rate changes, while the interest rate on LIBOR or CD rate based loans and corporate debt securities may reset periodically. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Investing in floating rate loans with longer interest rate reset periods may increase fluctuations in a Fund's net asset value as a result of changes in interest rates. The Fund may attempt to hedge against interest rate fluctuations by entering into interest rate swaps or by using other hedging techniques.

  While the Funds generally expect to invest in fully funded term loans, certain of the loans in which the Funds may invest include revolving loans and delayed draw term loans. Such loans generally obligate the lender (and those with an interest in the loan) to fund the loan at the borrower's discretion. As such, a Fund would need to maintain amounts sufficient to meet its contractual obligations. In cases where a Fund invests in revolving loans and delayed draw term loans, the Fund will maintain high quality liquid assets in an amount at least equal to its obligations under the loans. Amounts maintained in high-quality liquid assets may provide less return to a Fund than investments in floating rate loans. Loans involving revolving credit facilities or delayed terms may require a Fund to increase its investment in a particular floating rate loan when it otherwise would not have done so. Further, a Fund may be obligated to do so even if it may be unlikely that the borrower will repay amounts due.

  Purchasers of floating rate loans may pay and/or receive certain fees. The Funds may receive fees such as covenant waiver fees or prepayment penalty fees. A Fund may pay fees such as facility fees. Such fees may affect the Fund's return.

  The Funds do not intend to purchase floating rate loans through private placements or other transactions that may involve confidential information. Such a policy may place a Fund at a disadvantage relative to other investors in floating rate loans who do not follow such a policy, as the Fund may be limited in its available investments or unable to make accurate assessments related to certain investments.

  Notwithstanding its intention to generally not receive material, nonpublic information with respect to its management of investments in floating rate loans, Janus Capital may from time to time come into possession of material, nonpublic information about the issuers of loans that may be held in a Fund's holdings. To the extent required by applicable law, Janus Capital's ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information, which could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

  The secondary market on which floating rate loans are traded may be less liquid than the market for investment grade securities or other types of income-producing securities, which may have an adverse impact on their market price. There is also a potential that there is no active market to trade floating rate loans and that there may be restrictions on their transfer. As a result, a Fund may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The secondary market may also be subject to irregular trading activity, wide price spreads, and extended trade settlement periods. With respect to below-investment grade or unrated securities, it also may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.




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

  OTHER FLOATING RATE SECURITIES
  The Funds may invest in other types of securities including, but not limited to, unsecured floating rate loans, subordinated or junior debt, corporate bonds, U.S. Government securities, mortgage-backed and other asset-backed securities, repurchase agreements, certain money market instruments, high-risk/high-yield bonds, and other instruments (including synthetic or hybrid) that pay interest at rates that adjust whenever a specified interest rate changes and/or resets on pre-determined dates.

High-Yield/High-Risk Bonds

  Within the parameters of its specific investment policies, each Fund may invest in bonds that are rated below investment grade (i.e., bonds rated BB+ or lower by Standard & Poor's Ratings Service and Fitch, Inc., or Ba or lower by Moody's Investors Service, Inc.). Under normal circumstances, each of the Funds indicated will limit its investments in such bonds to 35% or less of its net assets (Janus Global Real Estate Fund, Janus Balanced Fund, Janus Enterprise Fund, Janus Fund, Janus Growth and Income Fund, Janus Orion Fund, Janus Research Core Fund, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus International Forty Fund, Janus Overseas Fund, and Janus Worldwide Fund) or 20% or less of its net assets (Janus Contrarian Fund and Janus International Equity Fund).

  Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

  A Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in the Fund's limit, as applicable, on investments in bonds rated below investment grade unless its portfolio managers and/or investment personnel deem such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio managers and/or investment personnel will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

  The secondary market on which high-yield securities are traded may be less liquid than the market for investment grade securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. Secondary markets for high-yield securities are less liquid than the market for investment grade securities; therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

  Please refer to the "Explanation of Rating Categories" section of this SAI for a description of bond rating categories.

Defaulted Securities

  A Fund may hold defaulted securities if the portfolio managers and/or investment personnel believe, based upon an analysis of the financial condition, results of operations, and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio managers' and/or investment personnel's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

  FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

  DISPOSITION OF PORTFOLIO SECURITIES. Although the Funds generally will purchase securities for which their portfolio managers and/or investment personnel expect an active market to be maintained, defaulted securities may be less actively traded than other securities, and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers and/or investment personnel believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit a Fund's ability to readily dispose of securities to meet redemptions.

  OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options, and Other Derivative Instruments

  The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

  A Fund may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When a Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The Funds may not use any derivative to gain exposure to an asset or class of assets that they would be prohibited by their investment restrictions from purchasing directly. A Fund's ability to use derivative instruments may also be limited by tax considerations. (See "Income Dividends, Capital Gains Distributions, and Tax Status.")

  Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose a Fund to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including:

  Credit risk - the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to the Fund.

  Currency risk - the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

  Leverage risk - the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

  Liquidity risk - the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

  Index risk - if the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

  Derivatives may generally be traded over-the-counter ("OTC") or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

  In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital's ability to establish and maintain appropriate systems and trading.




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

  FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies, commodities, and commodity-linked derivatives (to the extent permitted by the Fund and the Internal Revenue Code), or contracts based on financial indices, including indices of U.S. Government securities, foreign government securities, commodities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM") or brokerage firm, which are members of a relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

  The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and currently may be maintained in cash or certain other liquid assets by the Funds' custodian or subcustodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital or the subadviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business. FCMs may no longer maintain margin assets with the Funds' custodian or subcustodian and are required to hold such accounts directly.

  The Funds may enter into futures contracts and related options as permitted under CFTC Rule 4.5. The Funds have claimed exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Therefore, the Funds are not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

  Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position; however, closing out open futures positions through customary settlement procedures could take several days. Because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

  The Funds may enter into futures contracts to gain exposure to the stock market or other markets pending investment of cash balances or to meet liquidity needs. A Fund may also enter into futures contracts to protect itself from fluctuations in the value of individual securities, the securities markets generally, or interest rate fluctuations, without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

  If a Fund owns interest rate sensitive securities and the portfolio managers and/or investment personnel expect interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling such securities in its portfolio. If interest rates increase as anticipated, the value of the securities would decline, but the value of that Fund's interest rate futures contract would increase, thereby keeping the NAV of that Fund from declining as much as it may have otherwise. If, on the other hand, the portfolio managers and/or investment personnel expect interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the securities. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the portfolio managers and/or investment personnel still may not result in a successful use of futures.

  Futures contracts entail risks. There is no guarantee that derivative investments will benefit the Funds. A Fund's performance could be worse than if the Fund had not used such instruments. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the portfolio managers and/or investment personnel must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

  Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

  OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. A purchased option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested, it may buy a call option on a futures contract to hedge against a market advance.

  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of a security, commodity, or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

  The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

  FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the asset at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies, or other financial instruments. Currently, the Funds do not intend to invest in forward contracts other than forward currency contracts. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

  The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund may invest in forward currency contracts for nonhedging purposes such as seeking to enhance return. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio managers and/or investment personnel believe there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

  These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if the portfolio managers' and/or investment personnel's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

  In general, the Funds cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian segregates cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges, and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or other liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract, or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

  OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

  Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

  The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decline in value of portfolio securities will be offset by the amount of the premium received.

  Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised, and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

  The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held: (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Fund's custodian.

  The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

  EURODOLLAR INSTRUMENTS. Each Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the LIBOR, although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

  ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS, AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation.

  Similarly, options on currencies may be traded over-the-counter. In an OTC trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

  Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of credit default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration or to limit losses in the event of adverse market movements.

  The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities, and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices, or prohibitions on exercise.

  In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts, and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
  (v) low trading volume.

  A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by that Fund. Such participation may subject a Fund to expenses such as legal fees and may make that Fund an "insider" of the issuer for purposes of the federal securities laws, which may restrict that Fund's ability to trade in or acquire additional positions in a particular security or other securities of the issuer when it might otherwise desire to do so. Participation by a Fund on such committees also may expose that Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund would participate on such committees only when Janus Capital believes that such participation is necessary or desirable to enforce that Fund's rights as a creditor or to protect the value of securities held by that Fund.

  OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in NAV, the Funds may write covered and uncovered put and call options and buy put and call options on securities that are traded on U.S. and foreign securities exchanges and OTC. Examples of covering transactions include: (i) for a written put, selling short the underlying instrument at the same or higher price than the put's exercise price; and (ii) for a written call, owning the underlying instrument. The Funds may write and buy options on the same types of securities that the Funds may purchase directly. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date.

  A Fund may cover its obligations on a put option by segregating cash or other liquid assets with the Fund's custodian for a value equal to: (i) the full notional value of the put for physically settled options; or (ii) the in-the-money value of the put for cash settled options. A Fund may also cover its obligations on a put option by holding a put on the same security and in the same principal amount as the put written where the exercise price of the put held: (i) is equal to or greater than the exercise price of the put written; or (ii) is less than the exercise price of the put written if the difference is maintained by that Fund in cash or other liquid assets in a segregated account with its custodian. The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

  A Fund may cover its obligations on a call option by segregating cash or other liquid assets with the Fund's custodian for a value equal to: (i) the full notional value of the call for physically settled options; or (ii) the in-the-money value of the call for cash settled options. A Fund may also cover its obligations on a written call option by (i) owning the underlying security covered by the call or having an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other securities held in its portfolio; or (ii) holding a call on the same security and in the same principal amount as the call written where the exercise price of the call held: (a) is equal to or less than the exercise price of the call written; or (b) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash or other liquid assets in a segregated account with its custodian.

  A Fund would write a call option for hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the portfolio managers and/or investment personnel believe that writing the option would achieve the desired hedge.

  The premium paid by the buyer of an option will normally reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand, and interest rates.

  The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

  The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

  In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by deposited liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

  A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

  An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, a Fund may not be able to effect closing transactions in particular options and that Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options; (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both; (iii) trading halts, suspensions, or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange; (v) the facilities of an Exchange or of the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

  A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money"), or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

  The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

  A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

  A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

  A Fund may write straddles (combinations of put and call options on the same underlying security), which are generally a nonhedging technique used for purposes such as seeking to enhance return. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out than individual options contracts. The straddle rules of the Internal Revenue Code require deferral of certain losses realized on positions of a straddle to the extent that a Fund has unrealized gains in offsetting positions at year end. The holding period of the securities comprising the straddle will be suspended until the straddle is terminated.

  OPTIONS ON SECURITIES INDICES. The Funds may also purchase and write exchange-listed and OTC put and call options on securities indices. A securities index measures the movement of a certain group of securities by assigning relative values to the securities. The index may fluctuate as a result of changes in the market values of the securities included in the index. Some securities index options are based on a broad market index, such as the New York Stock Exchange ("NYSE") Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices may also be based on a particular industry, market segment, or certain currencies such as the U.S. Dollar Index or DXY Index.

  Options on securities indices are similar to options on securities except that
  (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Securities index options may be offset by entering into closing transactions as described above for securities options.

  OPTIONS ON NON-U.S. SECURITIES INDICES. The Funds may purchase and write put and call options on foreign securities indices listed on domestic and foreign securities exchanges. The Funds may also purchase and write OTC options on foreign securities indices.

  The Funds may, to the extent allowed by federal and state securities laws, invest in options on non-U.S. securities indices instead of investing directly in individual non-U.S. securities. The Funds may also use foreign securities index options for bona fide hedging and non-hedging purposes.

  Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices may be more likely to occur, although the Funds generally will only purchase or write such an option if Janus Capital or the subadviser believes the option can be closed out. Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Funds will not purchase such options unless Janus Capital or the subadviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

  Price movements in a Fund's portfolio may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the portfolio managers and/or investment personnel may be forced to liquidate portfolio securities to meet settlement obligations. A Fund's activities in index options may also be restricted by the requirements of the Code for qualification as a regulated investment company.

  In addition, the hours of trading for options on the securities indices may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or exist.

  OTHER OPTIONS. In addition to the option strategies described above and in the Prospectus, a Fund may purchase and sell a variety of options with non-standard payout structures or other features ("exotic options"). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund. A Fund may use exotic options to the extent that they are consistent with the Fund's investment objective and investment policies, and applicable regulations.

  The Funds may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include but are not limited to outperformance options, yield curve options or other spread options.

  Outperformance Option- An option that pays the holder the difference in the performance of two assets. The value of an outperformance option is based on the relative difference, i.e. the percentage outperformance of one underlying security or index compared to another. Outperformance options allow the Fund to gain leveraged exposure to the percentage price performance of one security or index over another. The holder of an outperformance option will only receive payment under the option contract if a designated underlying asset outperforms the other underlying asset. If outperformance does not occur, the holder will not receive payment. The option may expire worthless despite positive performance by the designated underlying asset. Outperformance options are typically cash settled and have European-style exercise provisions.

  Yield Curve Options- An option whose value is based on the yield spread or yield differential between two securities. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

  Spread Option- A type of option that derives its value from price differential between two or more assets, or the same asset at different times or places. Spread options can be written on all types of financial products including equities, bonds and currencies.

  SWAPS AND SWAP-RELATED PRODUCTS. The Funds may enter into swap agreements or utilize swap-related products, including, but not limited to, total return swaps, equity swaps, interest rate swaps, caps, and floors (either on an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. A Fund may enter into swap agreements in an attempt to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. The most significant factor in the performance of swap agreements is the change in value of the specific index, security, or currency, or other factors that determine the amounts of payments due to and from a Fund. The Funds will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each swap will be calculated on a daily basis, and an amount of cash or other liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. If a Fund enters into a swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap.

  Swap agreements entail the risk that a party will default on its payment obligations to the Fund. If there is a default by the other party to such a transaction, a Fund normally will have contractual remedies pursuant to the agreements related to the transaction. Swap agreements also bear the risk that a Fund will not be able to meet its obligation to the counterparty.

  A Fund normally will not enter into any equity or interest rate swap, cap, or floor transaction unless the claims-paying ability of the other party thereto meets guidelines established by Janus Capital. Janus Capital's guidelines may be adjusted in accordance with market conditions. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. Generally, parties that are rated in the highest short-term rating category by a NRSRO will meet Janus Capital's guidelines. The ratings of NRSROs represent their opinions of the claims-paying ability of entities rated by them. NRSRO ratings are general and are not absolute standards of quality.

  The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

  There is no limit on the amount of total return, equity, or interest rate swap transactions that may be entered into by a Fund. The use of equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swap transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to a swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors, without limitation, subject to the segregation requirement described above.

  Another form of a swap agreement is the credit default swap. A Fund may enter into various types of credit default swap agreements (with values not to exceed 10% of the net assets of the Fund) for investment purposes and to add leverage to its portfolio. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments (undiscounted) that the Fund as a seller in a credit default transaction would be the notional amount of the agreement. A Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

  Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk, and credit risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap option than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

  A Fund may invest in funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps that are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets.

  A Fund investing in CDXs is normally only permitted to take long positions in these instruments. A Fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. A Fund also normally indirectly bears its proportionate share of any expenses paid by a CDX in addition to the expenses of the Fund. By investing in CDXs, a Fund could be exposed to risks relating to, among other things, the reference obligation, illiquidity risk, counterparty risk, and credit risk.

  STRUCTURED INVESTMENTS. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities.

  Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. Structured investments include a wide variety of instruments which are also subject to special risk such as inverse floaters and collateralized debt obligations. Inverse floaters involve leverage which may magnify a Fund's gains or losses. The risk of collateral debt obligations depends largely on the type of collateral securing the obligations. There is a risk that the collateral will not be adequate to make interest or other payments related to the debt obligation the collateral supports.

  Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund.

PORTFOLIO TURNOVER

  As a reference point, a portfolio turnover rate of 100% would mean that a Fund had sold and purchased securities valued at 100% of its net assets within a one-year period. A Fund cannot accurately predict its turnover rate. Variations in portfolio turnover rates shown may be due to market conditions, changes in the size of a Fund, fluctuating volume of shareholder purchase and redemption orders, the nature of a Fund's investments, and the investment style and/or outlook of the portfolio managers and/or investment personnel. A Fund's portfolio turnover rate may be higher when a Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. Higher levels of portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups, and other transaction costs, and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in Fund performance. The following tables summarize the portfolio turnover rates for the Funds for the last two fiscal years or periods as noted. Each Fund has changed its fiscal year end to September 30.

                                                       Portfolio Turnover Rate for      Portfolio Turnover Rate for
                                                          the fiscal year ended            the fiscal year ended
  Fund Name                                                  October 31, 2009                 October 31, 2008
  -----------------------------------------------------------------------------------------------------------------
  GROWTH & CORE
    Janus Balanced Fund                                            158%(1)                          109%(1)
    Janus Contrarian Fund                                           80%                              52%
    Janus Enterprise Fund                                           41%                              69%
    Janus Fund                                                      60%                              95%(1)
    Janus Growth and Income Fund                                    40%                              76%
    Janus Orion Fund                                               125%(1)                          144%(2)
    Janus Research Core Fund                                        58%                             157%(2)
    Janus Research Fund                                             83%                             102%(1)
    Janus Triton Fund                                               50%                              88%
    Janus Twenty Fund                                               32%                              42%
    Janus Venture Fund                                              40%                              31%
  INTERNATIONAL & GLOBAL
    Janus Global Life Sciences Fund                                 70%                              81%
    Janus Global Opportunities Fund                                 62%                              18%
    Janus Global Research Fund                                      99%                              95%(1)
    Janus Global Technology Fund                                   111%(1)                           90%(1)
    Janus Overseas Fund                                             45%                              50%
    Janus Worldwide Fund                                           195%(1)(2)                        16%


  (1) The increase in portfolio turnover rate was due to changes in the portfolio in response to extremely volatile market conditions and fluctuating shareholder transactions.
  (2) The increase in the portfolio turnover rate was partially due to a restructuring of the Fund's portfolio as a result of a change in portfolio management.

                                      Portfolio Turnover Rate for  Portfolio Turnover Rate for  Portfolio Turnover Rate for
                                        the fiscal period ended       the fiscal year ended        the fiscal year ended
  Fund Name                             September 30, 2009(1)(2)         July 31, 2009(3)           July 31, 2008(1)(3)
  -------------------------------------------------------------------------------------------------------------------------
  ALTERNATIVE
    Janus Global Real Estate Fund                  19%                          78%                          8%(4)
  INTERNATIONAL & GLOBAL
    Janus International Equity Fund               115%(5)                      176%(5)(6)                   39%
    Janus International Forty Fund                133%(5)                      138%(5)                      54%(7)


  (1) Annualized for periods of less than one full year.
  (2) For the period August 1, 2009 to September 30, 2009 (the Funds' new fiscal year end).
  (3) The Funds' or predecessor funds' previous fiscal year end.
  (4) November 28, 2007 (effective date) to July 31, 2008.
  (5) The increase in portfolio turnover rate is due to changes in the portfolio in response to extremely volatile market conditions and fluctuating shareholder transactions.
  (6) The increase in the portfolio turnover rate was partially due to a restructuring of the Fund's portfolio as a result of a change in portfolio management.
  (7) May 30, 2008 (effective date) to July 31, 2008.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

  The Mutual Fund Holdings Disclosure Policies and Procedures adopted by Janus Capital and all mutual funds managed within the Janus fund complex are designed to be in the best interests of the funds and to protect the confidentiality of the funds' portfolio holdings. The following describes policies and procedures with respect to disclosure of portfolio holdings.

  - FULL HOLDINGS. Each fund is required to disclose its complete holdings in the quarterly holdings report on Form N-Q within 60 days of the end of each fiscal quarter, and in the annual report and semiannual report to fund shareholders. These reports (i) are available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (information on the Public Reference Room may be obtained by calling

    1-800-SEC-0330); and (iii) are available without charge, upon request, by calling a Janus representative at 1-800-525-0020 (toll free). Portfolio holdings (excluding cash investments, derivatives, short positions, and other investment positions), consisting of at least the names of the holdings, are generally available on a calendar quarter-end basis with a 30-day lag. Holdings are generally posted approximately two business days thereafter under the Holdings & Details tab of each Fund at janus.com/advisor/mutual-funds (or janus.com/allfunds if you hold Shares directly with Janus Capital).

  - TOP HOLDINGS. Each fund's top portfolio holdings, in order of position size and as a percentage of a fund's total portfolio, are available monthly with a 15-day lag and on a calendar quarter-end basis with a 15-day lag. Most funds disclose their top ten portfolio holdings. However, certain funds disclose only their top five portfolio holdings.

  - OTHER INFORMATION. Each fund may occasionally provide security breakdowns (e.g., industry, sector, regional, market capitalization, and asset allocation), top performance contributors/detractors, and specific portfolio level performance attribution information and statistics monthly with a 30-day lag and on a calendar quarter-end basis with a 15-day lag.

  Full portfolio holdings will remain available on the Janus websites at least until a Form N-CSR or Form N-Q is filed with the SEC for the period that includes the date as of which the website information is current. Funds disclose their short positions, if applicable, only to the extent required in regulatory reports. Janus Capital may exclude from publication all or any portion of portfolio holdings or change the time periods of disclosure as deemed necessary to protect the interests of the Janus funds.

  The Janus funds' Trustees, officers, and primary service providers, including investment advisers, distributors, administrators, transfer agents, custodians, and their respective personnel, may receive or have access to nonpublic portfolio holdings information. In addition, third parties, including but not limited to those that provide services to the Janus funds, Janus Capital, and its affiliates, such as trade execution measurement systems providers, independent pricing services, proxy voting service providers, the funds' insurers, computer systems service providers, lenders, counsel, accountants/auditors, and rating and ranking organizations may also receive or have access to nonpublic portfolio holdings information. Other recipients of nonpublic portfolio holdings information may include, but may not be limited to, third parties such as consultants, data aggregators, and asset allocation services which calculate information derived from holdings for use by Janus Capital, and which supply their analyses (but not the holdings themselves) to their clients. Such parties, either by agreement or by virtue of their duties, are required to maintain confidentiality with respect to such nonpublic portfolio holdings.

  Nonpublic portfolio holdings information may be disclosed to certain third parties upon a good faith determination made by Janus Capital's Chief Compliance Officer or Ethics Committee that a fund has a legitimate business purpose for such disclosure and the recipient agrees to maintain confidentiality. Preapproval by the Chief Compliance Officer or Ethics Committee is not required for certain routine service providers and in response to regulatory, administrative, and judicial requirements. The Chief Compliance Officer reports to the Janus funds' Trustees regarding material compliance matters with respect to the portfolio holdings disclosure policies and procedures.

  Under extraordinary circumstances, Janus Capital's Chief Investment Officer(s) or their delegates have the authority to waive one or more provisions of, or make exceptions to, the Mutual Fund Holdings Disclosure Policies and Procedures when in the best interest of the Janus funds and when such waiver or exception is consistent with federal securities laws and applicable fiduciary duties. The frequency with which portfolio holdings are disclosed, as well as the lag time associated with such disclosure, may vary as deemed appropriate under the circumstances. All waivers and exceptions involving any of the Janus funds shall be pre-approved by the Chief Compliance Officer or a designee.

  As of the date of this SAI, the following non-affiliated third parties, which consist of service providers and consultants as described above, receive or may have access to nonpublic portfolio holdings information, which may include the full holdings of a fund. Certain of the arrangements below reflect relationships of an affiliated subadviser, INTECH, and its products.

   NAME                                                 FREQUENCY               LAG TIME
   ----                                                 ---------               --------
   ACA Compliance Group                                 As needed               Current
   Barclays Capital Inc.                                Daily                   Current
   Bowne & Company Inc.                                 Daily                   Current
   Brockhouse & Cooper Inc.                             Quarterly               Current

   NAME                                                 FREQUENCY               LAG TIME
   ----                                                 ---------               --------
   Brown Brothers Harriman & Co.                        Daily                   Current
   Callan Associates Inc.                               As needed               Current
   Cambridge Associates LLC                             Quarterly               Current
   Canterbury Consulting Inc.                           Monthly                 Current
   Charles River Systems, Inc.                          As needed               Current
   Charles Schwab & Co., Inc.                           As needed               Current
   Citibank, N.A.                                       Daily                   Current
   CMS BondEdge                                         As needed               Current
   Consulting Services Group, LLC                       As needed               Current
   Deloitte & Touche LLP                                As needed               Current
   Deloitte Tax LLP                                     As needed               Current
   Eagle Investment Systems Corp.                       As needed               Current
   Eaton Vance Management                               As needed               Current
   Ennis, Knupp & Associates, Inc.                      As needed               Current
   Ernst & Young LLP                                    As needed               Current
   FactSet Research Systems, Inc.                       As needed               Current
   Financial Models Company, Inc.                       As needed               Current
   FlexTrade LLC                                        Daily                   Current
   FT Interactive Data Corporation                      Daily                   Current
   Hewitt Associates LLC                                As needed               Current
   Imagine Software Inc.                                As needed               Current
   Institutional Shareholder Services, Inc.             Daily                   Current
   International Data Corporation                       Daily                   Current
   Investment Technology Group, Inc.                    Daily                   Current
   Jeffrey Slocum & Associates, Inc.                    As needed               Current
   Lehman Brothers Inc.                                 Daily                   Current
   Marco Consulting Group, Inc.                         Monthly                 Current
   Marquette Associates                                 As needed               Current
   Markit Loans, Inc.                                   Daily                   Current
   Mercer Investment Consulting, Inc.                   As needed               Current
   Merrill Communications LLC                           Semi-annually           5 days
   Moody's Investors Service Inc.                       Weekly                  7 days or more
   New England Pension Consultants                      Monthly                 Current
   Nikko AM Americas                                    As needed               Current
   Nomura Funds Research & Technologies America Inc.    As needed               Current
   Nuveen Investment Solutions, Inc.                    One time                Current
   Omgeo LLC                                            Daily                   Current
   PricewaterhouseCoopers LLP                           As needed               Current
   Prima Capital Management, Inc.                       Quarterly               15 days
   R.V. Kuhns & Associates                              As needed               Current
   Reuters America Inc.                                 Daily                   Current
   Rocaton Investment Advisors, LLC                     As needed               Current
   Rogerscasey, Inc.                                    Quarterly               Current
   Russell/Mellon Analytical Services, LLC              Monthly                 Current
   Sapient Corporation                                  As needed               Current
   SEI Investments                                      As needed               Current
   SimCorp USA, Inc.                                    As needed               Current
   Standard & Poor's                                    Daily                   Current
   Standard & Poor's Financial Services                 Weekly                  2 days or more

   NAME                                                 FREQUENCY               LAG TIME
   ----                                                 ---------               --------
   Standard & Poor's Securities Evaluation              Daily                   Current
   State Street Bank and Trust Company                  Daily                   Current
   Stratford Advisory Group, Inc.                       As needed               Current
   Summit Strategies Group                              Monthly; Quarterly      Current
   The Yield Book Inc.                                  Daily                   Current
   Tower Investment                                     As needed               30 days
   Wachovia Securities LLC                              As needed               Current
   Wall Street On Demand, Inc.                          Monthly; Quarterly      30 days; 15 days
   Wilshire Associates Incorporated                     As needed               Current
   Yanni Partners, Inc.                                 Quarterly               Current
   Zephyr Associates, Inc.                              Quarterly               Current


  In addition to the categories of persons and names of persons described above who may receive nonpublic portfolio holdings information, brokers executing portfolio trades on behalf of the funds may receive nonpublic portfolio holdings information.

  Janus Capital manages other accounts such as separate accounts, private accounts, unregistered products, and funds sponsored by companies other than Janus Capital. These other accounts may be managed in a similar fashion to certain Janus funds and thus may have similar portfolio holdings. Such accounts may be subject to different portfolio holdings disclosure policies that permit public disclosure of portfolio holdings information in different forms and at different times than the Funds' portfolio holdings disclosure policies. Additionally, clients of such accounts have access to their portfolio holdings, and may not be subject to the Funds' portfolio holdings disclosure policies.

INVESTMENT ADVISER
--------------------------------------------------------------------------------


INVESTMENT ADVISER - JANUS CAPITAL MANAGEMENT LLC

  As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206-4805. Janus Capital is a direct subsidiary of Janus Capital Group Inc. ("JCGI"), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus Capital, with the remaining 5% held by Janus Management Holdings Corporation.

  Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees, and expenses of all Fund officers (with some shared expenses with the Funds of compensation payable to the Funds' Chief Compliance Officer and compliance staff) and of those Trustees who are considered to be interested persons of Janus Capital. As of the date of this SAI, none of the members of the Board of Trustees are "affiliated persons" of Janus Capital as that term is defined by the 1940 Act. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds, including NAV determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs. Each Fund pays custodian fees and expenses, brokerage commissions and dealer spreads, and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, a portion of trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Fund Trustees who are not interested persons of Janus Capital, other costs of complying with applicable laws regulating the sale of Fund shares, and compensation to the Funds' transfer agent.

  Each Fund's Advisory Agreement continues in effect from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or "interested persons" (as defined by the 1940 Act) of any such party (the "Independent Trustees"), and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement: (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and
  (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including a majority of the Independent Trustees and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

  A discussion regarding the basis for the Trustees' approval of the Funds' Investment Advisory Agreements will be included in the Funds' next annual or semiannual report to shareholders, following such approval. You can request the Funds' annual or semiannual reports, free of charge, by contacting your plan sponsor, broker-dealer, or financial intermediary, or by contacting a Janus representative at 1-877-335-2687 (or 1-800-525-3713 if you hold Shares directly with Janus Capital). The reports are also available, free of charge, on janus.com/info (or janus.com/reports if you hold Shares directly with Janus Capital).

  The Funds pay a monthly investment advisory fee to Janus Capital for its services. The fee is based on the average daily net assets of each Fund for Funds with an annual fixed-rate fee, and is calculated at the annual rate. The detail for Funds with this fee structure is shown below under "Average Daily Net Assets of Fund." Funds that pay a fee that may adjust up or down based on the Fund's performance relative to its benchmark index over the performance measurement period have "N/A" in the "Average Daily Net Assets of Fund" column below. The following table also reflects the Funds' contractual fixed-rate investment advisory fee rate for Funds with an annual fee based on average daily net assets and the "base fee" rate prior to any performance fee adjustment for Funds that have a performance fee structure.

                                                                                         Contractual
                                                                                     Investment Advisory
                                                              Average Daily Net       Fees/Base Fees (%)
  Fund Name                                                     Assets of Fund          (annual rate)
  ------------------------------------------------------------------------------------------------------
  ALTERNATIVE
    Janus Global Real Estate Fund                                     N/A                    0.75
  GROWTH & CORE
    Janus Balanced Fund                                       All Asset Levels               0.55
    Janus Contrarian Fund                                             N/A                    0.64
    Janus Enterprise Fund                                     All Asset Levels               0.64
    Janus Fund                                                All Asset Levels               0.64
    Janus Growth and Income Fund                              All Asset Levels               0.62
    Janus Orion Fund                                          All Asset Levels               0.64
    Janus Research Core Fund                                  All Asset Levels               0.60
    Janus Research Fund                                               N/A                    0.64
    Janus Triton Fund                                         All Asset Levels               0.64
    Janus Twenty Fund                                         All Asset Levels               0.64
    Janus Venture Fund                                        All Asset Levels               0.64
  INTERNATIONAL & GLOBAL
    Janus Global Life Sciences Fund                           All Asset Levels               0.64
    Janus Global Opportunities Fund                           All Asset Levels               0.64
    Janus Global Research Fund                                        N/A                    0.64
    Janus Global Technology Fund                              All Asset Levels               0.64
    Janus International Equity Fund                                   N/A                    0.68
    Janus International Forty Fund                                    N/A                    0.73
    Janus Overseas Fund                                       All Asset Levels               0.64
    Janus Worldwide Fund                                              N/A                    0.60



  PERFORMANCE-BASED INVESTMENT ADVISORY FEE

  APPLIES TO JANUS GLOBAL RESEARCH FUND, JANUS CONTRARIAN FUND, JANUS RESEARCH FUND, JANUS WORLDWIDE FUND, JANUS INTERNATIONAL EQUITY FUND, JANUS GLOBAL REAL ESTATE FUND, AND JANUS INTERNATIONAL FORTY FUND ONLY
  Effective on the dates shown below, each of Janus Global Research Fund, Janus Contrarian Fund, Janus Research Fund, Janus Worldwide Fund, Janus International Equity Fund, Janus Global Real Estate Fund, and Janus International Forty Fund implemented an investment advisory fee rate that adjusts up or down based upon each Fund's performance relative to the cumulative investment record of its respective benchmark index over the performance measurement period. Any performance adjustment commenced on the date shown below. Prior to the effective date of the performance adjustment, only the base fee applied.

                                                                 Effective Date of      Effective Date of
                                                                  Performance Fee        First Adjustment
  Fund                                                              Arrangement          to Advisory Fee
  -------------------------------------------------------------------------------------------------------
  Janus Global Research Fund                                          01/01/06               01/01/07
  Janus Contrarian Fund                                               02/01/06               02/01/07
  Janus Research Fund                                                 02/01/06               02/01/07
  Janus Worldwide Fund                                                02/01/06               02/01/07
  Janus International Equity Fund                                     12/01/06               12/01/07
  Janus Global Real Estate Fund                                       12/01/07               12/01/08
  Janus International Forty Fund                                      06/01/08               06/01/09



  Under the performance-based fee structure, the investment advisory fee paid to Janus Capital by each Fund consists of two components: (1) a base fee calculated by applying the contractual fixed rate of the advisory fee to the Fund's average daily net assets during the previous month ("Base Fee Rate"), plus or minus (2) a performance-fee adjustment

  ("Performance Adjustment") calculated by applying a variable rate of up to 0.15% (positive or negative) to the Fund's average daily net assets during the applicable performance measurement period. The performance measurement period generally is the previous 36 months, although no Performance Adjustment will be made until the performance-based fee structure has been in effect for at least 12 months and, accordingly, only the Fund's Base Fee Rate applies for the initial 12 months. When the performance-based fee structure has been in effect for at least 12 months, but less than 36 months, the performance measurement period will be equal to the time that has elapsed since the performance-based fee structure took effect. The Base Fee Rate is calculated and accrued daily. The Performance Adjustment is calculated monthly in arrears and is accrued evenly each day throughout the month. The investment advisory fee is paid monthly in arrears.

  The Performance Adjustment may result in an increase or decrease in the investment advisory fee paid by a Fund, depending upon the investment performance of the Fund relative to its benchmark index over the performance measurement period. No Performance Adjustment is applied unless the difference between the Fund's investment performance and the cumulative investment record of the Fund's benchmark index is 0.50% or greater (positive or negative) during the applicable performance measurement period. Because the Performance Adjustment is tied to a Fund's performance relative to its benchmark index (and not its absolute performance), the Performance Adjustment could increase Janus Capital's fee even if the Fund's shares lose value during the performance measurement period and could decrease Janus Capital's fee even if the Fund's shares increase in value during the performance measurement period. For purposes of computing the Base Fee Rate and the Performance Adjustment, net assets are averaged over different periods (average daily net assets during the previous month for the Base Fee Rate versus average daily net assets during the performance measurement period for the Performance Adjustment). Performance of a Fund is calculated net of expenses, whereas a Fund's benchmark index does not have any fees or expenses. Reinvestment of dividends and distributions is included in calculating both the performance of a Fund and the Fund's benchmark index. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

  The application of an expense limit, if any, will have a positive effect upon a Fund's performance and may result in an increase in the Performance Adjustment. It is possible that the cumulative dollar amount of additional compensation ultimately payable to Janus Capital may, under some circumstances, exceed the cumulative dollar amount of management fees waived by Janus Capital.

  The investment performance of a Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. For performance measurement periods prior to July 6, 2009, certain Funds calculated their Performance Adjustment by comparing the performance of Class T Shares (formerly named Class J Shares) against the investment record of each Fund's respective benchmark index. For periods beginning July 6, 2009, the investment performance of each Fund's Class A Shares (waiving the upfront sales load) for the performance measurement period is used to calculate the Performance Adjustment. After Janus Capital determines whether a particular Fund's performance was above or below its benchmark index by comparing the investment performance of the Fund's load-waived Class A Shares, or Class T Shares (formerly named Class J Shares) as the case may be, against the cumulative investment record of that Fund's benchmark index, Janus Capital applies the same Performance Adjustment (positive or negative) across each other class of shares of the Fund.

  As noted, for certain Funds, effective July 6, 2009, the investment performance of the Fund's load-waived Class A Shares is used to calculate the Performance Adjustment. However, because the Fund's Performance Adjustment is based upon a rolling 36-month performance measurement period, calculations based on the Fund's load-waived Class A Shares will not be fully implemented for 36 months after July 6, 2009. During this transition period, the Fund's performance will be compared to a blended investment performance record that includes the Fund's Class T Shares (formerly named Class J Shares) performance (the prior share class used for performance calculations) for the portion of the performance measurement period prior to July 6, 2009, and the Fund's load-waived Class A Shares for the remainder of the period. At the conclusion of the transition period, the Fund's Class T Shares will be eliminated from the Performance Adjustment calculation, and the calculation will be based solely upon the Fund's load-waived Class A Shares.

  The Trustees may determine that a class of shares of a Fund other than Class A Shares is the most appropriate for use in calculating the Performance Adjustment. If a different class of shares is substituted in calculating the Performance Adjustment, the use of that successor class of shares may apply to the entire performance measurement period so long as the successor class was outstanding at the beginning of such period. If the successor class of shares was not outstanding for all or a portion of the performance measurement period, it may only be used in calculating that portion of the

  Performance Adjustment attributable to the period during which the successor class was outstanding, and any prior portion of the performance measurement period would be calculated using the class of shares previously designated. Any change to the class of shares used to calculate the Performance Adjustment is subject to applicable law. It is currently the position of the staff of the SEC (the "Staff") that any changes to a class of shares selected for purposes of calculating the Performance Adjustment will require shareholder approval. If there is a change in the Staff's position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in such selected class is appropriate.

  The Trustees may from time to time determine that another securities index for a Fund is a more appropriate benchmark index for purposes of evaluating the performance of that Fund. In that event, the Trustees may approve the substitution of a successor index for the Fund's benchmark index. However, the calculation of the Performance Adjustment for any portion of the performance measurement period prior to the adoption of the successor index will still be based upon the Fund's performance compared to its former benchmark index. Any change to a particular Fund's benchmark index for purposes of calculating the Performance Adjustment is subject to applicable law. It is currently the position of the Staff that any changes to a Fund's benchmark index will require shareholder approval. If there is a change in the Staff's position, the Trustees intend to notify shareholders of such change in position at such time as the Trustees may determine that a change in a Fund's benchmark index is appropriate.

  Effective January 1, 2007, the MSCI World Growth Index became Janus Global Research Fund's benchmark index for purposes of measuring the Fund's performance and calculating the Performance Adjustment to the investment advisory fee paid by the Fund to Janus Capital. However, because the Fund's Performance Adjustment is based upon a rolling 36-month performance measurement period, comparisons to the MSCI World Growth Index will not be fully implemented for 36 months after January 1, 2007. During this transition period, the Fund's returns will be compared to a blended index return that reflects a measurement of the Fund's performance relative to the Russell 1000(R) Index, the Fund's prior benchmark index, for the portion of the performance measurement period prior to January 1, 2007, and a measurement of the Fund's performance relative to the performance of the MSCI World Growth Index for the remainder of the period. For periods following the first full 36-month performance measuring period, the performance measurement period will reflect one less month of Performance Adjustment to the Russell 1000(R) Index. At the conclusion of the transition period, the Russell 1000(R) Index will be eliminated from the Performance Adjustment calculation, and the calculation will include only the Fund's performance relative to the MSCI World Growth Index.

  It is not possible to predict the effect of the Performance Adjustment on future overall compensation to Janus Capital since it will depend on the performance of each Fund relative to the record of the Fund's benchmark index and future changes to the size of each Fund.

  If the average daily net assets of a Fund remain constant during a 36-month performance measurement period, current net assets will be the same as average net assets over the performance measurement period and the maximum Performance Adjustment will be equivalent to 0.15% of current net assets. When current net assets vary from net assets over the 36-month performance measurement period, the Performance Adjustment, as a percentage of current assets, may vary significantly, including at a rate more or less than 0.15%, depending upon whether the net assets of the Fund had been increasing or decreasing (and the amount of such increase or decrease) during the performance measurement period. Note that if net assets for a Fund were increasing during the performance measurement period, the total performance fee paid, measured in dollars, would be more than if that Fund had not increased its net assets during the performance measurement period.

  Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been shrinking. Assume its monthly Base Fee Rate was 1/12(th) of 0.60% of average daily net assets during the previous month. Assume also that average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were just $200 million.

  The Base Fee Rate would be computed as follows:

  $200 million x 0.60% / 12 = $100,000

  If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

  $500 million x 0.15% / 12 = $62,500, which is approximately 1/12(th) of 0.375%
  of $200 million.

  If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $162,500, which is approximately 1/12(th) of 0.975% of $200 million.

  If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $37,500, which is approximately 1/12(th) of 0.225% of $200 million.

  Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12(th) of 0.975% in the case of outperformance, or approximately 1/12(th) of 0.225% in the case of underperformance. Under extreme circumstances involving underperformance by a rapidly shrinking Fund, the dollar amount of the Performance Adjustment could be more than the dollar amount of the Base Fee Rate. In such circumstances, Janus Capital would reimburse the applicable Fund.

  By contrast, the Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period. Suppose, for example, that the Performance Adjustment was being computed after the assets of a Fund had been growing. Assume its average daily net assets during the 36-month performance measurement period were $500 million, but that average daily net assets during the preceding month were $800 million.

  The Base Fee Rate would be computed as follows:

  $800 million x 0.60% / 12 = $400,000

  If the Fund outperformed or underperformed its benchmark index by an amount which triggered the maximum Performance Adjustment, the Performance Adjustment would be computed as follows:

  $500 million x 0.15% / 12 = $62,500, which is approximately 1/12(th) of 0.094%
  of $800 million.

  If the Fund had outperformed its benchmark index, the total advisory fee rate for that month would be $462,500, which is approximately 1/12(th) of 0.694% of $800 million.

  If the Fund had underperformed its benchmark index, the total advisory fee rate for that month would be $337,500, which is approximately 1/12(th) of 0.506% of $800 million.

  Therefore, the total advisory fee rate for that month, as a percentage of average net assets during the preceding month, would be approximately 1/12(th) of 0.694% in the case of outperformance, or approximately 1/12(th) of 0.506% in the case of underperformance.

  The Base Fee Rate for each Fund and the Fund's benchmark index used for purposes of calculating the Performance Adjustment are shown in the following table:

                                                                                                Base Fee (%)
  Fund Name                                 Benchmark Index                                    (annual rate)
  ----------------------------------------------------------------------------------------------------------
  Janus Global Research Fund                MSCI World Growth Index(1)                              0.64
  Janus Contrarian Fund                     S&P 500(R) Index(2)                                     0.64
  Janus Research Fund                       Russell 1000(R) Growth Index(3)                         0.64
  Janus Worldwide Fund                      MSCI World Index(SM)(4)                                 0.60
  Janus International Equity Fund           MSCI EAFE(R) Index(5)                                   0.68
  Janus Global Real Estate Fund             FTSE EPRA/NAREIT Developed Index(6)                     0.75
  Janus International Forty Fund            MSCI All Country World ex-U.S. Index(SM)(7)             0.73



  (1) As previously noted, effective January 1, 2007, Janus Global Research Fund's benchmark index changed from the Russell 1000(R) Index to the MSCI World Growth Index for purposes of measuring the Fund's performance and calculating the Performance Adjustment. The MSCI World Growth Index measures the performance of growth stocks in developed countries throughout the world. The index includes reinvestment of dividends, net of foreign withholding taxes.
  (2) The Standard & Poor's ("S&P") 500(R) Index is a commonly recognized market-capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.
  (3) The Russell 1000(R) Growth Index measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.
  (4) The Morgan Stanley Capital International ("MSCI") World Index(SM) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific Region. The index includes reinvestment of dividends, net of foreign withholding taxes.
  (5) The MSCI EAFE(R) Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia, and the Far East. The index includes reinvestment of dividends, net of foreign withholding taxes.

  (6) The FTSE EPRA/NAREIT Developed Index (formerly named FTSE EPRA/NAREIT Global Real Estate Index) is a global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.
  (7) The MSCI All Country World ex-U.S. Index(SM) is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world, excluding the United States. It is designed to measure equity market performance in global developed and emerging markets. The index includes reinvestment of dividends, net of foreign withholding taxes.

  The following hypothetical examples illustrate the application of the Performance Adjustment for each Fund. The examples assume that the average daily net assets of the Fund remain constant during a 36-month performance measurement period. The Performance Adjustment would be a smaller percentage of current assets if the net assets of the Fund were increasing during the performance measurement period, and a greater percentage of current assets if the net assets of the Fund were decreasing during the performance measurement period. All numbers in the examples are rounded to the nearest hundredth percent. The net assets of each Fund as of the fiscal year ended October 31, 2009, unless otherwise noted, are shown below. Each Fund has changed its fiscal year end to September 30.

  Fund Name                                                                   Net Assets (000s)
  ---------------------------------------------------------------------------------------------
  Janus Global Research Fund                                                      $  203,448
  Janus Contrarian Fund                                                           $3,852,080
  Janus Research Fund                                                             $2,897,067
  Janus Worldwide Fund                                                            $2,304,537
  Janus International Equity Fund                                                 $  174,474(1)
  Janus Global Real Estate Fund                                                   $   15,001(1)
  Janus International Forty Fund                                                  $    7,080(1)


  (1) For the period ended September 30, 2009 (the Fund changed its fiscal year end from July 31 to September 30).

  EXAMPLES: JANUS GLOBAL RESEARCH FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark indices by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 1000(R) Index (for periods prior to January 1, 2007) and the MSCI World Growth Index (for periods commencing January 1, 2007). The sum of the percentage changes in these two benchmark indices is used for purposes of calculating the Performance Adjustment.

  Example 1: Fund Outperforms Its Benchmark Indices By 6.00%

  If the Fund has outperformed the Indices by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of 0.15%             1/12th of 0.79%



  Example 2: Fund Performance Tracks Its Benchmark Indices

  If the Fund performance has tracked the performance of the Indices during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                                    0.00                  1/12th of 0.64%



  Example 3: Fund Underperforms Its Benchmark Indices By 6.00%

  If the Fund has underperformed the Indices by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of -0.15%            1/12th of 0.49%

  EXAMPLES: JANUS CONTRARIAN FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the S&P 500(R) Index.

  Example 1: Fund Outperforms Its Benchmark Index By 7.00%

  If the Fund has outperformed the S&P 500(R) Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of 0.15%             1/12th of 0.79%


  Example 2: Fund Performance Tracks Its Benchmark Index

  If the Fund performance has tracked the performance of the S&P 500(R) Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                                    0.00                  1/12th of 0.64%



  Example 3: Fund Underperforms Its Benchmark Index By 7.00%

  If the Fund has underperformed the S&P 500(R) Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                              1/12th of -0.15%            1/12th of 0.49%




  EXAMPLES: JANUS RESEARCH FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 5.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the Russell 1000(R) Growth Index.

  Example 1: Fund Outperforms Its Benchmark Index By 5.00%

  If the Fund has outperformed the Russell 1000(R) Growth Index by 5.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                          Total Advisory Fee Rate
  Base Fee Rate                                            Performance Adjustment Rate         for that Month
  ---------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                                1/12th of 0.15%              1/12th of 0.79%



  Example 2: Fund Performance Tracks Its Benchmark Index

  If the Fund performance has tracked the performance of the Russell 1000(R) Growth Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                          Total Advisory Fee Rate
  Base Fee Rate                                            Performance Adjustment Rate         for that Month
  ---------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                                      0.00                   1/12th of 0.64%



  Example 3: Fund Underperforms Its Benchmark Index By 5.00%

  If the Fund has underperformed the Russell 1000(R) Growth Index by 5.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                          Total Advisory Fee Rate
  Base Fee Rate                                            Performance Adjustment Rate         for that Month
  ---------------------------------------------------------------------------------------------------------------
  1/12th of 0.64%                                                1/12th of -0.15%             1/12th of 0.49%

  EXAMPLES: JANUS WORLDWIDE FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI World Index(SM).

  Example 1: Fund Outperforms Its Benchmark Index By 6.00%

  If the Fund has outperformed the MSCI World Index(SM) by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.60%                                              1/12th of 0.15%             1/12th of 0.75%



  Example 2: Fund Performance Tracks Its Benchmark Index

  If the Fund performance has tracked the performance of the MSCI World Index(SM) during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.60%                                                    0.00                  1/12th of 0.60%



  Example 3: Fund Underperforms Its Benchmark Index By 6.00%

  If the Fund has underperformed the MSCI World Index(SM) by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.60%                                              1/12th of -0.15%            1/12th of 0.45%



  EXAMPLES: JANUS INTERNATIONAL EQUITY FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 7.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI EAFE(R) Index.

  Example 1: Fund Outperforms Its Benchmark Index By 7.00%

  If the Fund has outperformed the MSCI EAFE(R) Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.68%                                              1/12th of 0.15%             1/12th of 0.83%



  Example 2: Fund Performance Tracks Its Benchmark Index

  If the Fund performance has tracked the performance of the MSCI EAFE(R) Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.68%                                                    0.00                  1/12th of 0.68%



  Example 3: Fund Underperforms Its Benchmark Index By 7.00%

  If the Fund has underperformed the MSCI EAFE(R) Index by 7.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.68%                                              1/12th of -0.15%            1/12th of 0.53%

  Because the Fund is a newer fund that commenced operations on November 28, 2006, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.

  EXAMPLES: JANUS GLOBAL REAL ESTATE FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 4.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the FTSE EPRA/NAREIT Developed Index.

  Example 1: Fund Outperforms Its Benchmark Index By 4.00%

  If the Fund has outperformed the FTSE EPRA/NAREIT Developed Index by 4.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.75%                                              1/12th of 0.15%             1/12th of 0.90%



  Example 2: Fund Performance Tracks Its Benchmark Index

  If the Fund performance has tracked the performance of the FTSE EPRA/NAREIT Developed Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.75%                                                    0.00                  1/12th of 0.75%



  Example 3: Fund Underperforms Its Benchmark Index By 4.00%

  If the Fund has underperformed the FTSE EPRA/NAREIT Developed Index by 4.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.75%                                              1/12th of -0.15%            1/12th of 0.60%



  Because the Fund is a newer fund that commenced operations on November 28, 2007, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.

  EXAMPLES: JANUS INTERNATIONAL FORTY FUND

  The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund's Class A Shares (waiving the upfront sales load) compared to the cumulative investment record of the MSCI All Country World ex-U.S. Index(SM).

  Example 1: Fund Outperforms Its Benchmark Index By 6.00%

  If the Fund has outperformed the MSCI All Country World ex-U.S. Index(SM) by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.73%                                              1/12th of 0.15%             1/12th of 0.88%



  Example 2: Fund Performance Tracks Its Benchmark Index

  If the Fund performance has tracked the performance of the MSCI All Country World ex-U.S. Index(SM) during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.73%                                                    0.00                  1/12th of 0.73%



  Example 3: Fund Underperforms Its Benchmark Index By 6.00%

  If the Fund has underperformed the MSCI All Country World ex-U.S. Index(SM) by 6.00% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                                                           Total Advisory Fee Rate
  Base Fee Rate                                          Performance Adjustment Rate            for that Month
  ----------------------------------------------------------------------------------------------------------------
  1/12th of 0.73%                                              1/12th of -0.15%            1/12th of 0.58%



  Because the Fund is a newer fund that commenced operations on May 30, 2008, the net assets of the Fund are expected to be increasing during the performance measurement period, which is likely to result in a Performance Adjustment that will be a smaller percentage of the Fund's current assets than would be the case if the Fund's net assets remained constant during the entire performance measurement period.

  EXPENSE LIMITATIONS

  Janus Capital agreed by contract to waive the advisory fee payable by each Fund in an amount equal to the amount, if any, that such Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding any performance adjustments to management fees, distribution and shareholder servicing fees (12b-1) applicable to Class A Shares, Class C Shares, Class R Shares, and Class S Shares, the administrative fees payable pursuant to the Transfer Agency Agreement applicable to Class D Shares, Class R Shares, Class S Shares, and Class T Shares, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses, exceed the annual rate shown below. For information about how these expense limits affect the total expenses of each class of the Funds, refer to the "Fees and Expenses of the Fund" table in each Fund Summary of each prospectus. Provided that Janus Capital remains investment adviser to the Funds, Janus Capital has agreed to continue each waiver until at least February 16, 2011.

                                                                               Expense Limit
  Fund Name                                                                   Percentage (%)
  ------------------------------------------------------------------------------------------
  ALTERNATIVE
    Janus Global Real Estate Fund                                                  1.25(1)
  GROWTH & CORE
    Janus Balanced Fund                                                            0.76
    Janus Contrarian Fund                                                          0.89(1)
    Janus Enterprise Fund                                                          0.90
    Janus Fund                                                                     0.78
    Janus Growth and Income Fund                                                   0.73
    Janus Orion Fund                                                               0.90
    Janus Research Core Fund                                                       0.66
    Janus Triton Fund                                                              1.05
  INTERNATIONAL & GLOBAL
    Janus Global Research Fund                                                     1.00(1)
    Janus International Equity Fund                                                1.25(1)
    Janus International Forty Fund                                                 1.25(1)
    Janus Overseas Fund                                                            0.92
    Janus Worldwide Fund                                                           1.00(1)


  (1) Effective January 1, 2006 for Janus Global Research Fund, February 1, 2006 for Janus Contrarian Fund and Janus Worldwide Fund, December 1, 2006 for Janus International Equity Fund, December 1, 2007 for Janus Global Real Estate Fund, and June 1, 2008 for Janus International Forty Fund, each Fund has a performance-based investment advisory fee with a rate that adjusts up or down based upon each Fund's performance relative to its respective benchmark index over the performance measurement period. Details discussing the change are included in the "Performance-Based Investment Advisory Fee" section of this SAI. Because a fee waiver will have a positive effect upon the Fund's performance, a fee waiver that is in place during the period when the performance adjustment applies may affect the performance adjustment in a way that is favorable to Janus Capital. Unless terminated, revised, or extended, each Fund's expense limit will be in effect until February 16, 2011.

  The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal years or periods noted. Each Fund has changed its fiscal year end to September 30. The information presented in the table below reflects the investment advisory fees in effect during each of the fiscal years or periods shown.

                                           October 31, 2009            October 31, 2008                October 31, 2007
                                       ------------------------   --------------------------      --------------------------
  Fund Name                            Advisory Fees Waivers(-)   Advisory Fees   Waivers(-)      Advisory Fees   Waivers(-)
  --------------------------------------------------------------------------------------------------------------------------
  GROWTH & CORE
    Janus Balanced Fund                 $17,030,046          --    $14,917,536        N/A          $14,198,711           N/A
    Janus Contrarian Fund               $24,048,033   -$ 75,436    $54,842,153        N/A          $45,726,477           N/A
    Janus Enterprise Fund               $10,106,796   -$ 31,333    $12,885,701        N/A          $12,306,342           N/A
    Janus Fund                          $46,943,494   -$  2,203    $69,966,745        N/A          $75,421,017           N/A
    Janus Growth and Income Fund        $20,168,797   -$ 15,958    $33,599,579        N/A          $41,690,681           N/A
    Janus Orion Fund                    $16,733,322   -$  6,442    $29,960,291        N/A          $23,952,394           N/A
    Janus Research Core Fund            $ 3,073,143   -$364,706    $ 5,329,114        N/A          $ 6,390,963           N/A
    Janus Research Fund                 $17,670,660         N/A    $32,041,183        N/A          $30,871,258           N/A
    Janus Triton Fund                   $ 1,277,944   -$  4,970    $   907,910         --          $   764,844            --
    Janus Twenty Fund                   $49,894,228         N/A
    Janus Venture Fund                  $ 4,968,303         N/A
  INTERNATIONAL & GLOBAL
    Janus Global Life Sciences Fund     $ 3,951,384         N/A    $ 5,333,729        N/A          $ 5,596,005           N/A
    Janus Global Opportunities Fund     $   543,001         N/A    $   873,746        N/A          $ 1,035,652           N/A
    Janus Global Research Fund          $ 1,247,901   -$      1    $ 1,901,921         --          $ 1,234,760            --
    Janus Global Technology Fund        $ 3,732,270         N/A    $ 5,266,654        N/A          $ 5,839,588           N/A
    Janus Overseas Fund                 $38,343,958   -$ 43,066    $58,814,747        N/A          $50,544,718           N/A
    Janus Worldwide Fund                $10,392,924   -$    730    $18,638,446        N/A          $28,429,056     -$552,015(1)


  (1) The amount shown reflects a fee waiver which was in effect for a portion of the fiscal year. For the period from July 1, 2006 through January 31, 2007 ("Waiver Period"), Janus Capital contractually agreed to waive its right to receive a portion of the Fund's base management fee, at the annual rate up to 0.15% of average daily net assets, under certain conditions. This waiver was applied for any calendar month in the Waiver Period if the total return performance of the Fund for the period from February 1, 2006 through the end of the preceding calendar month, calculated as though there had been no waiver of the base management fee, was less than the performance of the Fund's primary benchmark index performance for the period (reduced for certain percentages of underperformance).

                                     September 30,
                                        2009(1)           July 31, 2009(2)        July 31, 2008(2)           July 31, 2007(2)
                                  -------------------   -------------------    ---------------------      ---------------------
                                  Advisory              Advisory               Advisory                   Advisory
  Fund Name                         Fees   Waivers(-)     Fees   Waivers(-)      Fees     Waivers(-)        Fees     Waivers(-)
  -----------------------------------------------------------------------------------------------------------------------------
  ALTERNATIVE
    Janus Global Real Estate      $ 18,152  -$18,152(3) $ 44,102  -$ 44,102(3) $ 30,285(4) -$30,285(3)(4)      N/A         N/A
       Fund
  INTERNATIONAL & GLOBAL
    Janus International Equity    $207,161   $    --    $910,405   $     --    $524,895    -$   418        $40,602(5) -$40,602(3)(5)
       Fund
    Janus International Forty     $  7,925  -$ 7,925(3) $ 16,334  -$$16,334(3) $  1,367(6) -$ 1,367(3)(6)      N/A         N/A
       Fund


  (1) For the fiscal period August 1, 2009 to September 30, 2009.
  (2) The Funds' or predecessor funds' previous fiscal year end.
  (3) Fee waiver by Janus Capital exceeded the advisory fee.
  (4) November 28, 2007 (effective date) to July 31, 2008.
  (5) November 28, 2006 (effective date) to July 31, 2007.
  (6) May 30, 2008 (effective date) to July 31, 2008.

PAYMENTS TO FINANCIAL INTERMEDIARIES BY JANUS CAPITAL OR ITS AFFILIATES

  CLASS A SHARES AND CLASS C SHARES
  In addition to payments made under 12b-1 plans, Janus Capital and its affiliates also may make payments out of their own assets to selected broker-dealer firms or other financial intermediaries that sell Class A and Class C Shares of Janus funds for distribution, marketing, promotional, or related services. Such payments may be based on gross sales, assets under management, or transactional charges, or on a combination of these factors. Payments based primarily on sales create an incentive to make new sales of shares, while payments based on assets create an incentive to retain previously sold shares. Payments based on transactional charges may include the payment or reimbursement of all or a portion of "ticket charges." Ticket charges are fees charged to salespersons purchasing through a financial intermediary firm in connection with mutual fund purchases, redemptions, or exchanges. The payment or reimbursement of ticket charges creates an incentive for salespersons of an intermediary to sell shares of Janus funds over shares of funds for which there is lesser or no payment or reimbursement of any applicable ticket charge. Janus Capital and its affiliates consider a number of factors in making payments to financial intermediaries. Criteria may include, but are not limited to, the distribution capabilities of the intermediary, the overall quality of the relationship, expected gross and/or net sales generated by the relationship, redemption and retention rates of assets held through the intermediary, the willingness to cooperate with Janus Capital's marketing efforts, access to sales personnel, and the anticipated profitability of sales through the institutional relationship. These factors and their weightings may differ from one intermediary to another and may change from time to time. As of the date of this SAI, the broker-dealer firms with which Janus Capital or its affiliates have agreements or are currently negotiating agreements to make payments out of their own assets related to the acquisition or retention of shareholders for Class A and Class C Shares are AIG Advisor Group, Inc. and its broker-dealer subsidiaries; Ameriprise Financial Services, Inc.; Citigroup Global Markets Inc.; Lincoln Financial Advisors Corporation; LPL Financial Corporation; Merrill Lynch, Pierce, Fenner & Smith Incorporated; Morgan Stanley & Co. Inc.; Morgan Stanley Smith Barney, LLC; Oppenheimer & Co., Inc.; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; UBS Financial Services Inc.; Wells Fargo Advisors, LLC; and Wells Fargo Investments, LLC. These fees may be in addition to fees paid from a fund's assets to them or other financial intermediaries. Any additions, modifications, or deletions to the broker-dealer firms identified that have occurred since that date are not reflected.

  In addition, from their own assets, Janus Capital, Janus Distributors LLC ("Janus Distributors"), or their affiliates may pay brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries' fees for providing other marketing or distribution-related services, as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid from a Fund's assets to these financial intermediaries. Janus Capital or its affiliates may have numerous agreements to make payments to financial institutions which perform recordkeeping or other administrative services with respect to shareholder accounts. Contact your financial intermediary if you wish to determine whether it receives such payments. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and when considering which share class of the Funds is most appropriate for you.

  CLASS I SHARES, CLASS R SHARES, CLASS S SHARES, AND CLASS T SHARES
  With respect to Class I Shares, Class R Shares, Class S Shares, and Class T Shares, Janus Capital, Janus Distributors, or their affiliates may pay, from their own assets, financial intermediaries fees for providing other marketing or distribution-related services (with the exception of Class I Shares, Class R Shares, and Class S Shares), as well as recordkeeping, subaccounting, transaction processing, and other shareholder or administrative services in connection with investments in the Janus funds. These fees are in addition to any fees that may be paid by the Janus funds for these types of services or other services. You should consider whether such arrangements exist when evaluating any recommendations from an intermediary to purchase or sell Shares of the Funds and, if applicable, considering which share class of a Fund is most appropriate for you.

  ALL SHARE CLASSES
  Janus Capital or its affiliates may also share certain marketing expenses with, or pay for or sponsor informational meetings, seminars, client awareness events, support for marketing materials, sales reporting, or business building programs for financial intermediaries to raise awareness of the Funds. Such payments may be in addition to, or in lieu of, the payments described above. These payments are intended to promote the sales of Janus funds and to reimburse financial intermediaries, directly or indirectly, for the costs that they or their salespersons incur in connection with educational seminars, meetings, and training efforts about the Janus funds to enable the intermediaries and their salespersons to make suitable recommendations, provide useful services, and maintain the necessary infrastructure to make the Janus funds available to their customers.

ADDITIONAL INFORMATION ABOUT JANUS CAPITAL

  Janus Capital acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital may also manage its own proprietary accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers and/or investment personnel will be allocated pro rata under procedures adopted by Janus Capital. Circumstances may arise under which

  Janus Capital may determine that, although it may be desirable and/or suitable that a particular security or other investment be purchased or sold for more than one account, there exists a limited supply or demand for the security or other investment. Janus Capital seeks to allocate the opportunity to purchase or sell that security or other investment among accounts on an equitable basis by taking into consideration factors including, but not limited to, size of the portfolio, concentration of holdings, investment objectives and guidelines, purchase costs, and cash availability. Janus Capital, however, cannot assure equality of allocations among all its accounts, nor can it assure that the opportunity to purchase or sell a security or other investment will be proportionally allocated among accounts according to any particular or predetermined standards or criteria. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

  With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio managers and/or investment personnel believe the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group") based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. All shares purchased will be allocated on a pro rata basis to all participating accounts within the portfolio managers' and/or investment personnel's account group among all participating portfolio managers and/or investment personnel. Any account(s) participating in an IPO which has been classified (small-, mid-, or large-cap based on the pre-offering market capitalization) outside of the account's assigned IPO Group as small-, mid-, large-, or multi-cap (accounts assigned to the multi-cap classification can participate in IPOs with any market capitalization) will continue to have the portfolio managers' and/or investment personnel's original indication/target filled in the aftermarket unless instructed by the portfolio managers and/or investment personnel to do otherwise. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating accounts, subject to a de minimis exception standard outlined below. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

  Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to the portfolio managers and/or investment personnel who are instrumental in originating or developing an investment opportunity or to comply with the portfolio managers' and/or investment personnel's request to ensure that their accounts receive sufficient securities to satisfy specialized investment objectives.

  Janus Capital manages long and short portfolios. The simultaneous management of long and short portfolios creates potential conflicts of interest in fund management and creates potential risks such as the risk that short sale activity could adversely affect the market value of long positions in one or more Funds (and vice versa), the risk arising from the sequential orders in long and short positions, and the risks associated with the trade desk receiving opposing orders in the same security at the same time.

  Janus Capital has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts and risks. Among other things, Janus Capital has trade allocation procedures in place as previously described. In addition, procedures prohibit a portfolio manager from executing a short sale on a security held long in any other portfolio that he or she manages but not held long in the account the manager is placing the short in. Note this does not prohibit shorting against the box. The procedures also require approvals of Janus Capital senior management in other situations that raise potential conflicts of interest, as well as periodic monitoring of long and short trading activity of the Janus funds and accounts.

  Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital or its affiliates may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

  Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, Janus mutual funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of Janus funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. All Janus funds are eligible to participate in the cash sweep program (the "Investing Funds").

  As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated money market funds or cash management pooled investment vehicles and the Investing Funds.

  Each account managed by Janus Capital or the subadvisers has its own investment objective and policies and is managed accordingly by the respective portfolio managers and/or investment personnel. As a result, from time to time, two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

  The officers and Trustees of the funds may also serve as officers and Trustees of the Janus "funds of funds," which are funds that primarily invest in other mutual funds. Conflicts may arise as the officers and Trustees seek to fulfill their fiduciary responsibilities to both the Janus funds of funds and the funds. The Trustees intend to address any such conflicts as deemed appropriate.

  JANUS ETHICS RULES

  Janus Capital and Janus Distributors currently have in place Ethics Rules, which are comprised of the Personal Trading Code of Ethics, Gift Policy, Portfolio Holdings Disclosure Policy, and Outside Employment Policy. The Ethics Rules are designed to ensure Janus Capital and Janus Distributors personnel: (i) observe applicable legal (including compliance with applicable federal securities laws) and ethical standards in the performance of their duties; (ii) at all times place the interests of the Fund shareholders first;
  (iii) disclose all actual or potential conflicts; (iv) adhere to the highest standards of loyalty, candor, and care in all matters relating to the Fund shareholders; (v) conduct all personal trading, including transactions in the Funds and other securities, consistent with the Ethics Rules and in such a manner as to avoid any actual or potential conflict of interest or any abuse of their position of trust and responsibility; and (vi) do not use any material nonpublic information in securities trading. The Ethics Rules are on file with and available from the SEC through the SEC website at http://www.sec.gov.

  Under the Personal Trading Code of Ethics (the "Code of Ethics"), all Janus Capital and Janus Distributors personnel, as well as the Trustees and Officers of the Funds, are required to conduct their personal investment activities in a manner that Janus Capital believes is not detrimental to the Funds. In addition, Janus Capital and Janus Distributors personnel are not permitted to transact in securities held by the Funds for their personal accounts except under circumstances specified in the Code of Ethics. All personnel of Janus Capital, Janus Distributors, and the Funds, as well as certain other designated employees deemed to have access to current trading information, are required to pre-clear all transactions in securities not otherwise exempt. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics.

  In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with the Code of Ethics and under certain circumstances Janus Capital and Janus Distributors personnel may be required to forfeit profits made from personal trading.

PROXY VOTING POLICIES AND PROCEDURES

  Each Fund's Trustees have delegated to Janus Capital or the Fund's subadviser, as applicable, the authority to vote all proxies relating to such Fund's portfolio securities in accordance with Janus Capital's or the applicable subadviser's own policies and procedures. Summaries of Janus Capital's or the applicable subadviser's policies and procedures are available without charge:
  (i) upon request, by calling 1-800-525-0020; (ii) on the Funds' website at janus.com/proxyvoting; and (iii) on the SEC's website at http://www.sec.gov.

  A complete copy of Janus Capital's proxy voting policies and procedures, including specific guidelines, is available at janus.com/proxyvoting.

  Each Fund's proxy voting record for the one-year period ending each June 30th is available, free of charge, through janus.com/proxyvoting and from the SEC through the SEC website at http://www.sec.gov.

Janus Capital Management LLC
Proxy Voting Summary for Mutual Funds

  Janus Capital votes proxies in the best interest of its shareholders and without regard to any other Janus Capital relationship (business or otherwise). Janus Capital will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization other than the research and information provided by its independent proxy voting service ("Proxy Voting Service").

  PROXY VOTING PROCEDURES

  Janus Capital has developed proxy voting guidelines (the "Janus Guidelines") that outline how Janus Capital generally votes proxies on securities held by the portfolios Janus Capital manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus Capital's portfolio managers. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals, from the Proxy Voting Service, from the prior year and evaluates whether those proposals would adversely or beneficially affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus Capital's portfolio managers for input. Following portfolio manager input on the recommendations, they are implemented as the Janus Guidelines. While the Proxy Voting Committee sets the Janus Guidelines and serves as a resource for Janus Capital's portfolio managers, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund. Janus Capital's portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. The portfolio managers do not have the right to vote on securities while they are being lent; however, the portfolio managers may attempt to call back the loan and vote the proxy if time permits. Most portfolio managers vote consistently with the Janus Guidelines; however, a portfolio manager may choose to vote differently than the Janus Guidelines. Additionally, Janus Capital has engaged the Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues.

  The role of the Proxy Voting Committee is to work with Janus Capital's portfolio management to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for, and resolving, material conflicts of interest with respect to proxy voting. Janus Capital believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are predetermined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether a portfolio manager's voting rationale appears reasonable. If the Proxy Voting Committee does not agree that a portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to Janus Capital's Chief Investment Officer(s) (or Director of Research).

  PROXY VOTING POLICIES

  As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the Janus Guidelines.

  BOARD OF DIRECTORS ISSUES
  Janus Capital will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus Capital will generally vote in favor of proposals to increase the minimum number of independent directors. Janus Capital will generally oppose non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.

  AUDITOR ISSUES
  Janus Capital will generally oppose proposals asking for approval of auditors that have a financial interest in or association with the company and are therefore not independent.

  EXECUTIVE COMPENSATION ISSUES
  Janus Capital reviews executive compensation plans on a case-by-case basis using research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan. If the proposed cost is above an allowable cap, Janus Capital will generally oppose the proposed equity-based compensation plan. In addition, Janus Capital will generally oppose proposals regarding the re-pricing of underwater options (stock options in which the price the employee is contracted to buy shares is higher than the current market price) and the issuance of reload options (stock options that are automatically granted if outstanding stock options are exercised during a window period).

  GENERAL CORPORATE ISSUES
  Janus Capital will generally oppose proposals regarding supermajority voting rights (for example, to approve acquisitions or mergers). Janus Capital will generally oppose proposals for different classes of stock with different voting rights. Janus Capital will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus Capital will review proposals relating to mergers, acquisitions, tender offers, and other similar actions on a case-by-case basis.

  SHAREHOLDER PROPOSALS
  If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus Capital will generally vote pursuant to that Janus Guideline. Janus Capital will generally abstain from voting shareholder proposals that are social, moral, or ethical in nature or place arbitrary constraints on the board or management of a company. Janus Capital will solicit additional research from its Proxy Voting Service for proposals outside the scope of the Janus Guidelines.

CUSTODIAN, TRANSFER AGENT, AND CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------


  State Street Bank and Trust Company ("State Street"), P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

  Janus Services LLC ("Janus Services"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides or arranges for the provision of certain other administrative services including, but not limited to, recordkeeping, accounting, order processing, and other shareholder services for the Funds.

  Certain intermediaries may charge administrative fees to investors in Class A Shares, Class C Shares, and Class I Shares for administrative services provided on behalf of such investors. These administrative fees are paid by the Class A Shares, Class C Shares, and Class I Shares of the Funds to Janus Services, which uses such fees to reimburse intermediaries.

  Janus Services receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares and Class S Shares of each Fund for providing or procuring administrative services to investors in Class R Shares and Class S Shares of the Funds. Janus Services expects to use a significant portion of this fee to compensate retirement plan service providers, broker-dealers, bank trust departments, financial advisors, and other financial intermediaries for providing these services. Services provided by these financial intermediaries may include, but are not limited to, recordkeeping, subaccounting, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding prospectuses, shareholder reports, and other materials to existing customers, and other administrative services.

  Class D Shares of the Funds pay an annual administrative fee of 0.12% of net assets. These administrative fees are paid by the Shares of each Fund for shareholder services provided by Janus Services LLC.

  Class T Shares of the Funds pay an annual administrative fee of 0.25% of net assets for administrative services, including recordkeeping, subaccounting, or other shareholder services provided by intermediaries on behalf of the shareholders of the Funds. These administrative fees are paid by Class T Shares of the Funds to Janus Services LLC, which uses such fees to reimburse intermediaries. Janus Services or its affiliates may also pay administrative fees to the extent the fees charged by intermediaries exceed the 0.25% of net assets charged to the Funds.

  For the fiscal period ended October 31, 2009, which was the Funds' previous fiscal year end, the total amounts paid by Class R Shares and Class S Shares of the Funds to Janus Services (substantially all of which Janus Services paid out as compensation to broker-dealers and service providers) for administrative services are summarized below. Each Fund has changed its fiscal year end to September 30.

                                                                               Administrative
  Fund Name                                                                        Fees(1)
  --------------------------------------------------------------------------------------------
  GROWTH & CORE
    Janus Balanced Fund
       Class R Shares                                                            $   31,828
       Class S Shares                                                            $  388,402
    Janus Contrarian Fund
       Class R Shares                                                            $    2,167
       Class S Shares                                                            $    3,678
    Janus Enterprise Fund
       Class R Shares                                                            $   33,560
       Class S Shares                                                            $  174,373
    Janus Fund
       Class R Shares                                                            $      628
       Class S Shares                                                            $   69,214
    Janus Growth and Income Fund
       Class R Shares                                                            $    1,498
       Class S Shares                                                            $   54,066
    Janus Orion Fund
       Class R Shares                                                            $    1,110
       Class S Shares                                                            $    8,388

                                                                               Administrative
  Fund Name                                                                        Fees(1)
  --------------------------------------------------------------------------------------------
    Janus Research Core Fund
       Class R Shares                                                            $    1,100
       Class S Shares                                                            $   19,971
    Janus Research Fund
       Class S Shares                                                            $        1
    Janus Triton Fund
       Class R Shares                                                            $      794
       Class S Shares                                                            $    1,815
  INTERNATIONAL & GLOBAL
    Janus Global Life Sciences Fund
       Class S Shares                                                            $        1
    Janus Global Opportunities Fund
       Class S Shares                                                            $        8
    Janus Global Research Fund
       Class S Shares                                                            $        1
    Janus Global Technology Fund
       Class S Shares                                                            $       30
    Janus Overseas Fund
       Class R Shares                                                            $   77,073
       Class S Shares                                                            $1,086,906
    Janus Worldwide Fund
       Class R Shares                                                            $      399
       Class S Shares                                                            $   50,320


  (1) For period July 6, 2009 to October 31, 2009.

  As of the date of this SAI, Janus Services did not receive any administrative fees from Class D Shares or Class T Shares of the Funds.

  Janus Services is not compensated for its services related to Class A Shares, Class C Shares, and Class I Shares, except for out-of-pocket expenses. Included in out-of-pocket expenses are the fees charged by certain intermediaries for administrative services including, but not limited to, recordkeeping, subaccounting, order processing for omnibus or networking accounts, or other shareholder services provided by intermediaries on behalf of the shareholders of the Funds. Order processing includes the submission of transactions through the NSCC or similar systems or those processed on a manual basis by Janus Services.

  Through Janus Services, the Funds pay DST Systems, Inc. ("DST") fees for the use of DST's shareholder accounting system, as well as for certain broker-controlled accounts and closed accounts. These fees are in addition to any transfer agency fees paid to Janus Services. The Funds also use and pay for DST systems to track and process redemption fees and contingent deferred sales charges.

  Janus Distributors, 151 Detroit Street, Denver, Colorado 80206-4805, a wholly-owned subsidiary of Janus Capital, is the principal underwriter for the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their Shares in all states in which such Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers each Fund's Shares and accepts orders at NAV per share of the relevant class. The cash-compensation rate at which Janus Distributors' registered representatives are paid for sales of institutional products may differ based on a type of fund or a specific trust. The receipt of (or prospect of receiving) compensation described above may provide an incentive for a registered representative to favor sales of funds, or certain share classes of a fund, for which they receive a higher compensation rate. You should consider these arrangements when evaluating any recommendations of your registered representative.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------


  Janus Capital places all portfolio transactions of the Funds. Janus Capital has a policy of seeking to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) provided that Janus Capital may occasionally pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

  Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions on agency transactions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance, and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses; and the value of research products or services provided by brokers. In recognition of the value of the foregoing factors, and as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in light of the value of the brokerage and research services provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. To constitute eligible "research services," such services must qualify as "advice," "analyses," or "reports." To determine that a service constitutes research services, Janus Capital must conclude that it reflects the "expression of reasoning or knowledge" relating to the value of securities, advisability of effecting transactions in securities or analyses, or reports concerning issuers, securities, economic factors, investment strategies, or the performance of accounts. To constitute eligible "brokerage services," such services must effect securities transactions and functions incidental thereto, and include clearance, settlement, and the related custody services. Additionally, brokerage services have been interpreted to include services relating to the execution of securities transactions. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Because Janus Capital receives a benefit from research it receives from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital does not consider a broker-dealer's sale of Fund shares when choosing a broker-dealer to effect transactions.

  "Cross trades," in which one Janus Capital account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. Janus Capital and the funds' Trustees have adopted compliance procedures that provide that any transactions between the Fund and another Janus-advised account are to be made at an independent current market price, as required by law. There is also a potential conflict of interest when cross trades involve a Janus fund that has substantial ownership by Janus Capital. At times, Janus Capital may have a controlling interest of a fund involved in a cross trade.

  For the fiscal year or period noted, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below. Each Fund has changed its fiscal year end to September 30.

                                                               Commissions     Transactions
  Fund Name                                                           October 31, 2009
  ------------------------------------------------------------------------------------------
  GROWTH & CORE
    Janus Balanced Fund                                         $1,009,611    $  929,846,129
    Janus Contrarian Fund                                       $6,137,398    $2,724,494,340
    Janus Enterprise Fund                                       $  952,518    $  705,066,386
    Janus Fund                                                  $4,005,275    $3,467,595,547
    Janus Growth and Income Fund                                $1,333,653    $1,091,243,621
    Janus Orion Fund                                            $6,009,924    $7,447,772,907
    Janus Research Core Fund                                    $  352,295    $  309,336,017
    Janus Research Fund                                         $2,535,530    $1,859,040,778
    Janus Triton Fund                                           $  204,776    $  136,027,645
    Janus Twenty Fund                                           $2,122,135    $6,805,852,261
    Janus Venture Fund                                          $  554,646    $  243,480,307
  INTERNATIONAL & GLOBAL
    Janus Global Life Sciences Fund                             $  509,423    $  386,990,897
    Janus Global Opportunities Fund                             $   76,334    $   48,308,327
    Janus Global Research Fund                                  $  189,919    $  144,611,653
    Janus Global Technology Fund                                $1,295,357    $  587,182,643
    Janus Overseas Fund                                         $6,218,641    $3,135,990,936
    Janus Worldwide Fund                                        $4,844,993    $3,280,439,790



                                        Commissions    Transactions    Commissions    Transactions
  Fund Name                                September 30, 2009(1)             July 31, 2009(2)
  ------------------------------------------------------------------------------------------------
  ALTERNATIVE
    Janus Global Real Estate Fund         $ 1,159       $   707,915      $ 12,607     $  4,446,226
  INTERNATIONAL & GLOBAL
    Janus International Equity Fund       $48,511       $31,111,952      $337,854     $206,151,814
    Janus International Forty Fund        $ 2,815       $ 1,726,083      $  5,725     $  4,147,527


  (1) For the fiscal period August 1, 2009 to September 30, 2009.
  (2) The Funds' previous fiscal year end.

  Janus Capital does not guarantee any broker the placement of a predetermined amount of securities transactions in return for the research or brokerage services it provides. Janus Capital does, however, have internal procedures for allocating transactions in a manner consistent with its execution policies to brokers that it has identified as providing research, research-related products or services, or execution-related services of a particular benefit to its clients. Janus Capital has entered into client commission agreements ("CCAs") with certain broker-dealers under which the broker-dealers may use a portion of their commissions to pay third-parties or other broker-dealers that provide Janus Capital with research or brokerage services, as permitted under
  Section 28(e) of the Securities and Exchange Act of 1934. CCAs allow Janus Capital to direct broker-dealers to pool commissions that are generated from orders executed at that broker-dealer, and then periodically direct the broker-dealer to pay third parties or other broker-dealers for research or brokerage services. All uses of CCAs by Janus Capital are subject to applicable law and their best execution obligations. Brokerage and research products and services furnished by brokers may be used in servicing any or all of the clients of Janus Capital and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker providing such brokerage and research products and services. Similarly, research and brokerage services paid for with commissions generated by equity trades may be used for fixed-income clients that normally do not pay brokerage commissions or other clients whose commissions are generally not used to obtain such research and brokerage services.

  Janus Capital may also use step-out transactions in order to receive research products and related services. In a step-out transaction, Janus Capital directs trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but "step-out" all or a portion of the transaction or commission in favor of another broker-dealer that provides such products and/or services. The second broker-dealer may clear and settle and receive commissions for the stepped-in portion. In a new issue designation, Janus Capital directs purchase orders to a broker-dealer that is a selling group member or underwriter of an equity or fixed-income new issue offering. Janus Capital directs that broker-dealer to designate a portion of the broker-dealer's commission on the new issue purchase to a second broker-dealer(s) that provides such products and/or services. Given Janus Capital's receipt of such products and services in connection with step-out transactions and new issue designations, Janus Capital has an incentive to continue to engage in such transactions; however, Janus Capital only intends to utilize step-out transactions and new issue designations when it believes that doing so would not hinder best execution efforts.

  When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of Janus Capital or the subadviser, better prices and executions will be achieved through the use of a broker.

  The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal years or periods noted. Each Fund has changed its fiscal year end to September 30.

  Fund Name                                                           October 31, 2009     October 31, 2008     October 31, 2007
  ------------------------------------------------------------------------------------------------------------------------------
  GROWTH & CORE
    Janus Balanced Fund                                                  $ 2,366,654          $ 1,081,459          $   913,654
    Janus Contrarian Fund                                                $11,022,577          $13,252,242          $ 9,558,075
    Janus Enterprise Fund                                                $ 2,260,243          $ 2,574,625          $ 3,017,403
    Janus Fund                                                           $ 9,130,356          $19,126,047          $ 8,043,325
    Janus Growth and Income Fund                                         $ 3,069,602          $ 8,372,659          $ 7,368,646
    Janus Orion Fund                                                     $12,029,396          $16,244,354          $ 2,218,774
    Janus Research Core Fund                                             $   797,396          $ 2,538,525          $ 1,235,748
    Janus Research Fund                                                  $ 5,730,008          $ 7,858,858          $ 5,269,861
    Janus Triton Fund                                                    $   474,890          $   444,078          $   736,104
    Janus Twenty Fund                                                    $ 4,294,393          $ 7,592,448          $ 3,889,898
    Janus Venture Fund                                                   $ 1,321,780          $ 1,593,586          $13,686,982
  INTERNATIONAL & GLOBAL
    Janus Global Life Sciences Fund                                      $ 1,078,547          $ 1,516,959          $ 2,006,557
    Janus Global Opportunities Fund                                      $   171,125          $   118,939          $    41,129
    Janus Global Research Fund                                           $   411,702          $   576,607          $   346,281
    Janus Global Technology Fund                                         $ 2,669,811          $ 2,437,846          $ 2,427,722
    Janus Overseas Fund                                                  $13,546,611          $17,469,441          $17,758,308
    Janus Worldwide Fund                                                 $10,229,529          $ 1,865,443          $ 3,439,200



  Fund Name                             September 30, 2009(1)   July 31, 2009(2)    July 31, 2008(2)    July 31, 2007(2)
  ----------------------------------------------------------------------------------------------------------------------
  ALTERNATIVE
    Janus Global Real Estate Fund              $ 2,767              $ 24,375            $  5,292(3)              N/A
  INTERNATIONAL & GLOBAL
    Janus International Equity Fund            $96,597              $684,007            $236,981             $45,528(4)
    Janus International Forty Fund             $ 5,780              $ 13,607            $  1,526(5)              N/A


  (1) For the fiscal period August 1, 2009 to September 30, 2009.
  (2) The Funds' or predecessor funds' previous fiscal year end.
  (3) November 28, 2007 (effective date) to July 31, 2008.
  (4) November 28, 2006 (effective date) to July 31, 2007.
  (5) May 30, 2008 (effective date) to July 31, 2008.

  Brokerage commissions paid by a Fund may vary significantly from year to year because of portfolio turnover rates, shareholder, broker-dealer, or other financial intermediary purchase/redemption activity, varying market conditions, changes to investment strategies or processes, and other factors.

  As of October 31, 2009, unless otherwise noted, certain Funds owned securities of their regular broker-dealers (or parents) as shown below:


                                                                                        Value of
                                               Name of                                 Securities
  Fund Name                                 Broker-Dealer                                 Owned
  ------------------------------------------------------------------------------------------------
  GROWTH & CORE
    Janus Balanced Fund                     Goldman Sachs Group, Inc.                 $ 69,288,970
                                            Goldman Sachs Group, Inc.                   18,447,421
                                            Credit Suisse                               69,196,352
                                            Credit Suisse                               23,500,184
                                            Morgan Stanley                              92,973,844
                                            Morgan Stanley                              39,321,126
                                            Bank of America                             25,217,933
                                            Bank of America                             29,085,476
                                            JPMorgan                                     9,502,081
                                            Citigroup, Inc.                             45,664,529

    Janus Contrarian Fund                   Bank of America                           $ 86,559,337

    Janus Fund                              Goldman Sachs Group, Inc.                 $176,918,092
                                            JPMorgan                                   136,838,311

    Janus Growth and Income Fund            Goldman Sachs Group, Inc.                 $123,133,310
                                            Credit Suisse                               83,625,835
                                            Morgan Stanley                             141,443,472
                                            Bank of America                             37,589,427

    Janus Orion Fund                        Goldman Sachs Group, Inc.                 $141,911,570
                                            Morgan Stanley                             145,182,238

    Janus Research Core Fund                Goldman Sachs Group, Inc.                 $  9,839,570
                                            Morgan Stanley                               5,801,739
                                            Bank of America                             17,684,490
                                            JPMorgan                                    25,697,112

    Janus Research Fund                     Goldman Sachs Group, Inc.                 $ 17,503,176
                                            Morgan Stanley                              19,753,703
                                            Bank of America                             16,357,448
                                            JPMorgan                                    18,320,949

    Janus Twenty Fund                       Goldman Sachs Group, Inc.                 $172,259,688
                                            JPMorgan                                   226,284,589
  INTERNATIONAL & GLOBAL
    Janus Global Research Fund              Goldman Sachs Group, Inc.                 $  1,264,193
                                            Morgan Stanley                               1,427,091
                                            Bank of America                              1,181,855
                                            JPMorgan                                     1,323,817

    Janus International Equity Fund(1)      Goldman Sachs Group, Inc.                 $    861,836
                                            UBS A.G.                                     2,575,990

    Janus International Forty Fund(1)       UBS A.G.                                  $     64,535

    Janus Overseas Fund                     Credit Suisse                             $148,776,271
                                            Bank of America                            342,240,715
                                            Deutsche Bank                               96,489,182

    Janus Worldwide Fund                    Goldman Sachs Group, Inc.                 $ 65,946,490
                                            Bank of America                             35,142,393
                                            UBS A.G.                                    15,910,985



  (1) As of September 30, 2009.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


  The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years (principal occupations for certain Trustees may include periods over five years).

  Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary. Each Trustee is currently a Trustee of one other registered investment company advised by Janus Capital: Janus Aspen Series. As of the date of this SAI, collectively, the two registered investment companies consist of 52 series or funds.

  The Trust's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of Janus Aspen Series. Certain officers of the Funds may also be officers and/or directors of Janus Capital. Fund officers receive no compensation from the Funds, except for the Funds' Chief Compliance Officer, as authorized by the Trustees.


-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                             POSITIONS                                                 PORTFOLIOS/FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     THE TRUST  TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin         Chairman   1/08-Present   Managing Director, Holos        52                   Chairman of the
 151 Detroit Street                                    Consulting LLC. Formerly,                            Board and Director
 Denver, CO 80206            Trustee    6/02-Present   Executive Vice President and                         of The Investment
 DOB: 1957                                             Chief Operating Officer of The                       Fund for
                                                       Rockefeller Brothers Fund (a                         Foundations
                                                       private family foundation)                           Investment Program
                                                       (1998-2006).                                         (TIP) (consisting
                                                                                                            of 4 funds); and
                                                                                                            Director of the
                                                                                                            F.B. Heron
                                                                                                            Foundation (a
                                                                                                            private grantmaking
                                                                                                            foundation).
-------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro            Trustee    11/05-Present  General partner of Crosslink    52                   None
 151 Detroit Street                                    Capital, a private investment
 Denver, CO 80206                                      firm (since 2008). Formerly,
 DOB: 1956                                             partner of Tango Group, a
                                                       private investment firm (1999-
                                                       2008).
-------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.       Trustee    6/02-Present   President, Trustee Emeritus,    52                   Chairman of the
 151 Detroit Street                                    and Chief Executive Officer of                       Board and Director
 Denver, CO 80206                                      The Field Museum of Natural                          of Divergence Inc.
 DOB: 1938                                             History (Chicago, IL) (since                         (biotechnology
                                                       1996).                                               firm); Director of
                                                                                                            W.W. Grainger, Inc.
                                                                                                            (industrial
                                                                                                            distributor); and
                                                                                                            Trustee of WTTW
                                                                                                            (Chicago public
                                                                                                            television station)
                                                                                                            and the University
                                                                                                            of Chicago; Regent,
                                                                                                            Smithsonian
                                                                                                            Institution; and
                                                                                                            Member Board of
                                                                                                            Governors, Argonne
                                                                                                            National
                                                                                                            Laboratory.
-------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen            Trustee    2/71-Present   Chief Executive Officer of Red  52*                  Chairman of the
 151 Detroit Street                                    Robin Gourmet Burgers, Inc.                          Board (since 2005)
 Denver, CO 80206                                      (since 2005). Formerly,                              and Director of Red
 DOB: 1943                                             private investor.                                    Robin Gourmet
                                                                                                            Burgers, Inc.; and
                                                                                                            Director of Janus
                                                                                                            Capital Funds Plc
                                                                                                            (Dublin-based, non-
                                                                                                            U.S. funds).
-------------------------------------------------------------------------------------------------------------------------------



 * Mr. Mullen also serves as director of Janus Capital Funds Plc, consisting of 17 funds. Including Janus Capital Funds Plc and the 52 funds comprising the Janus funds, Mr. Mullen oversees 69 funds.

-------------------------------------------------------------------------------------------------------------------------------
                                                            TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
                                                                                       NUMBER OF
                             POSITIONS                                                 PORTFOLIOS/FUNDS
 NAME, ADDRESS,              HELD WITH  LENGTH OF      PRINCIPAL OCCUPATIONS DURING    IN FUND COMPLEX      OTHER DIRECTORSHIPS
 AND AGE                     THE TRUST  TIME SERVED    THE PAST FIVE YEARS             OVERSEEN BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES (CONT'D.)
-------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe              Trustee    1/97-Present   Co-founder and Managing         52                   Director of Red
 151 Detroit Street                                    Director of Roaring Fork                             Robin Gourmet
 Denver, CO 80206                                      Capital SBIC, LP (SBA SBIC                           Burgers, Inc.
 DOB: 1943                                             Fund focusing on private
                                                       investment in public equity
                                                       firms), and Professor Emeritus
                                                       of Business of the University
                                                       of Colorado, Colorado Springs,
                                                       CO (since 2004). Formerly,
                                                       Professor of Business of the
                                                       University of Colorado (2002-
                                                       2004); and Distinguished
                                                       Visiting Professor of Business
                                                       (2001-2002) of Thunderbird
                                                       (American Graduate School of
                                                       International Management),
                                                       Glendale, AZ.
-------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart          Trustee    6/84-Present   Corporate Vice President and    52                   None
 151 Detroit Street                                    General Manager of MKS
 Denver, CO 80206                                      Instruments - HPS Products,
 DOB: 1944                                             Boulder, CO (a manufacturer of
                                                       vacuum fittings and valves and
                                                       PMFC Division, Andover, MA
                                                       (manufacturing pressure
                                                       measurement and flow
                                                       products).
-------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger         Trustee    8/69-Present   Private investor and            52                   None
 151 Detroit Street                                    Consultant to California
 Denver, CO 80206                                      Planned Unit Developments
 DOB: 1938                                             (since 1994). Formerly, CEO
                                                       and President of Marwal, Inc.
                                                       (homeowner association
                                                       management company).
-------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf               Trustee    11/05-Present  Retired. Formerly, Chairman     52                   Director of Wal-
 151 Detroit Street                                    and Chief Executive Officer of                       Mart, The Field
 Denver, CO 80206                                      Leo Burnett (Worldwide)                              Museum of Natural
 DOB: 1947                                             (advertising agency) (2001-                          History (Chicago,
                                                       2005).                                               IL), Children's
                                                                                                            Memorial Hospital
                                                                                                            (Chicago, IL),
                                                                                                            Chicago Council on
                                                                                                            Global Affairs, and
                                                                                                            InnerWorkings (U.S.
                                                                                                            provider of print
                                                                                                            procurement
                                                                                                            solutions).
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH THE TRUST      TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Andrew Acker                 Executive Vice President and       5/07-Present      Vice President and Research Analyst of
 151 Detroit Street           Portfolio Manager                                    Janus Capital, and Portfolio Manager for
 Denver, CO 80206             Janus Global Life Sciences Fund                      other Janus accounts.
 DOB: 1972
------------------------------------------------------------------------------------------------------------------------------
 William Bales                Executive Vice President and       2/97-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Venture Fund
 DOB: 1968
------------------------------------------------------------------------------------------------------------------------------
 Patrick Brophy               Executive Vice President and       11/07-Present     Portfolio Manager for other Janus accounts.
 151 Detroit Street           Portfolio Manager                                    Formerly, Principal at THK Associates, Inc.
 Denver, CO 80206             Janus Global Real Estate Fund                        (market economics and land planning
 DOB: 1965                                                                         firm)(1990-2005).
------------------------------------------------------------------------------------------------------------------------------
 Jonathan D. Coleman          Executive Vice President and Co-   11/07-Present     Co-Chief Investment Officer and Executive
 151 Detroit Street           Portfolio Manager                                    Vice President of Janus Capital, and
 Denver, CO 80206             Janus Fund                                           Portfolio Manager for other Janus accounts.
 DOB: 1971                                                                         Formerly, Portfolio Manager (2002-2007) for
                                                                                   Janus Enterprise Fund and Vice President
                                                                                   (1998-2006) of Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 David C. Decker              Executive Vice President and       9/96-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Contrarian Fund
 DOB: 1966
------------------------------------------------------------------------------------------------------------------------------
 Brian Demain                 Executive Vice President and       11/07-Present     Vice President of Janus Capital. Formerly,
 151 Detroit Street           Portfolio Manager                                    Assistant Portfolio Manager (2004-2007) of
 Denver, CO 80206             Janus Enterprise Fund                                Janus Enterprise Fund and Analyst (1999-
 DOB: 1977                                                                         2007) for Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 John Eisinger                Executive Vice President and       1/08-Present      Portfolio Manager for other Janus accounts.
 151 Detroit Street           Portfolio Manager                                    Formerly, Research Analyst (2003-2007) for
 Denver, CO 80206             Janus Orion Fund                                     Janus Capital.
 DOB: 1977
------------------------------------------------------------------------------------------------------------------------------
 James P. Goff                Executive Vice President           2/05-Present      Vice President and Director of Research of
 151 Detroit Street           Janus Global Research Fund                           Janus Capital.
 Denver, CO 80206
 DOB: 1964                    Executive Vice President           2/06-Present
                              Janus Research Fund

                              Executive Vice President           11/07-Present
                              Janus Research Core Fund
------------------------------------------------------------------------------------------------------------------------------
 Gregory R. Kolb              Executive Vice President and       5/05-Present      Portfolio Manager for other Janus accounts.
 151 Detroit Street           Portfolio Manager                                    Formerly, Assistant Portfolio Manager
 Denver, CO 80206             Janus Global Opportunities Fund                      (2004-2006) for Janus Worldwide Fund and
 DOB: 1976                                                                         Analyst (2001-2005) for Janus Capital
                                                                                   Corporation.
------------------------------------------------------------------------------------------------------------------------------
 Brent A. Lynn                Executive Vice President and       1/01-Present      Vice President of Janus Capital.
 151 Detroit Street           Portfolio Manager
 Denver, CO 80206             Janus Overseas Fund
 DOB: 1964
------------------------------------------------------------------------------------------------------------------------------
 Chad Meade                   Executive Vice President and Co-   7/06-Present      Research Analyst of Janus Capital.
 151 Detroit Street           Portfolio Manager
 Denver, CO 80206             Janus Triton Fund
 DOB: 1977
------------------------------------------------------------------------------------------------------------------------------
 Marc Pinto                   Executive Vice President and Co-   5/05-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Balanced Fund
 DOB: 1961
                              Executive Vice President and       11/07-Present
                              Portfolio Manager
                              Janus Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------
 Daniel Riff                  Executive Vice President and Co-   11/07-Present     Portfolio Manager for other Janus accounts.
 151 Detroit Street           Portfolio Manager                                    Formerly, Analyst (2003-2007) for Janus
 Denver, CO 80206             Janus Fund                                           Capital.
 DOB: 1972
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

------------------------------------------------------------------------------------------------------------------------------
                                                           OFFICERS
------------------------------------------------------------------------------------------------------------------------------
                                                                 TERM OF
                                                                 OFFICE* AND
 NAME, ADDRESS,                                                  LENGTH OF         PRINCIPAL OCCUPATIONS DURING THE PAST FIVE
 AND AGE                      POSITIONS HELD WITH THE TRUST      TIME SERVED       YEARS
------------------------------------------------------------------------------------------------------------------------------
 Ron Sachs                    Executive Vice President and       1/08-Present      Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus Twenty Fund                                    Formerly, Portfolio Manager (2000-2007) for
 DOB: 1967                                                                         Janus Orion Fund and Portfolio Manager
                                                                                   (2005-2006) for Janus Triton Fund.
------------------------------------------------------------------------------------------------------------------------------
 Laurent Saltiel              Executive Vice President and       11/06-Present     Vice President of Janus Capital and
 151 Detroit Street           Portfolio Manager                                    Portfolio Manager for other Janus accounts.
 Denver, CO 80206             Janus International Equity Fund                      Formerly, Research Analyst (2002-2009) for
 DOB: 1969                                                                         Janus Capital.
                              Executive Vice President and       5/08-Present
                              Portfolio Manager Janus
                              International Forty Fund

                              Executive Vice President and       4/09-Present
                              Portfolio Manager
                              Janus Worldwide Fund
------------------------------------------------------------------------------------------------------------------------------
 Brian A. Schaub              Executive Vice President and Co-   7/06-Present      Portfolio Manager for other Janus accounts
 151 Detroit Street           Portfolio Manager                                    and Research Analyst of Janus Capital.
 Denver, CO 80206             Janus Triton Fund
 DOB: 1978
------------------------------------------------------------------------------------------------------------------------------
 Gibson Smith                 Executive Vice President and Co-   5/05-Present      Co-Chief Investment Officer and Executive
 151 Detroit Street           Portfolio Manager                                    Vice President of Janus Capital; Executive
 Denver, CO 80206             Janus Balanced Fund                                  Vice President of Janus Distributors LLC
 DOB: 1968                                                                         and Janus Services LLC; and Portfolio
                                                                                   Manager for other Janus accounts. Formerly,
                                                                                   Vice President (2003-2006) of Janus
                                                                                   Capital.
------------------------------------------------------------------------------------------------------------------------------
 Burton H. Wilson             Executive Vice President and       2/06-Present      Vice President and Assistant Director of
 151 Detroit Street           Portfolio Manager                                    Research of Janus Capital, and Portfolio
 Denver, CO 80206             Janus Global Technology Fund                         Manager for other Janus accounts. Formerly,
 DOB: 1963                                                                         Research Analyst (2004-2009) for Janus
                                                                                   Capital.
------------------------------------------------------------------------------------------------------------------------------
 Robin C. Beery               President and Chief Executive      4/08-Present      Executive Vice President, Chief Marketing
 151 Detroit Street           Officer                                              Officer, and Head of Intermediary
 Denver, CO 80206                                                                  Distribution, Global Marketing and Product
 DOB: 1967                                                                         of Janus Capital Group Inc. and Janus
                                                                                   Capital; Executive Vice President, and Head
                                                                                   of Intermediary Distribution, Global
                                                                                   Marketing and Product of Janus Distributors
                                                                                   LLC and Janus Services LLC; Director of
                                                                                   Perkins Investment Management LLC; and
                                                                                   Working Director of INTECH Investment
                                                                                   Management LLC. Formerly, President (2002-
                                                                                   2007) and Director (2000-2007) of The Janus
                                                                                   Foundation; President (2004-2006) of Janus
                                                                                   Services LLC; and Senior Vice President
                                                                                   (2003-2005) of Janus Capital Group Inc. and
                                                                                   Janus Capital.
------------------------------------------------------------------------------------------------------------------------------
 Stephanie Grauerholz-        Chief Legal Counsel and            1/06-Present      Vice President and Assistant General
 Lofton                       Secretary                                            Counsel of Janus Capital, and Vice
 151 Detroit Street                                                                President and Assistant Secretary of Janus
 Denver, CO 80206             Vice President                     3/06-Present      Distributors LLC. Formerly, Assistant Vice
 DOB: 1970                                                                         President of Janus Capital and Janus
                                                                                   Distributors LLC (2006).
------------------------------------------------------------------------------------------------------------------------------
 David R. Kowalski            Vice President, Chief Compliance   6/02-Present      Senior Vice President and Chief Compliance
 151 Detroit Street           Officer, and                                         Officer of Janus Capital, Janus
 Denver, CO 80206             Anti-Money Laundering Officer                        Distributors LLC, and Janus Services LLC;
 DOB: 1957                                                                         and Vice President of INTECH Investment
                                                                                   Management LLC and Perkins Investment
                                                                                   Management LLC. Formerly, Chief Compliance
                                                                                   Officer of Bay Isle Financial LLC (2003-
                                                                                   2008) and INTECH Investment Management LLC
                                                                                   (2003-2005); Vice President of Janus
                                                                                   Capital (2000-2005) and Janus Services LLC
                                                                                   (2004-2005).
------------------------------------------------------------------------------------------------------------------------------
 Jesper Nergaard              Chief Financial Officer            3/05-Present      Vice President of Janus Capital. Formerly,
 151 Detroit Street                                                                Director of Financial Reporting for
 Denver, CO 80206             Vice President, Treasurer, and     2/05-Present      OppenheimerFunds, Inc. (2004-2005).
 DOB: 1962                    Principal Accounting Officer
------------------------------------------------------------------------------------------------------------------------------



 * Officers are elected at least annually by the Trustees for a one-year term and may also be elected from time to time by the Trustees for an interim period.

  The Trustees are responsible for major decisions relating to the establishment or change of each Fund's objective(s), policies, and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although the Trustees do not actively participate on a regular basis in making such decisions. The Board of Trustees has seven standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Investment Oversight Committee, Legal and Regulatory Committee, Money Market Committee, Nominating and Governance Committee, and Pricing Committee. Each committee is comprised entirely of Independent Trustees. Information about each committee's functions is provided in the following table:

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER OF MEETINGS HELD
                                                                         MEMBERS                          DURING LAST FISCAL
                              SUMMARY OF FUNCTIONS                       (INDEPENDENT TRUSTEES)           YEAR(1)(2)
---------------------------------------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE              Reviews the financial reporting process,   Jerome S. Contro (Chair)                    4
                              the system of internal controls over       John W. McCarter, Jr.
                              financial reporting, disclosure controls   Dennis B. Mullen
                              and procedures, Form N-CSR filings, and
                              the audit process. The Committee's
                              review of the audit process includes,
                              among other things, the appointment,
                              compensation, and oversight of the
                              auditors and pre-approval of all audit
                              and nonaudit services.
---------------------------------------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE          Reviews and makes recommendations          James T. Rothe (Chair)                      4
                              regarding matters related to the Trust's   Jerome S. Contro
                              use of brokerage commissions and           Martin H. Waldinger
                              placement of portfolio transactions.
---------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT OVERSIGHT         Oversees the investment activities of      Dennis B. Mullen (Chair)                    5
 COMMITTEE                    the Trust's non-money market funds.        Jerome S. Contro
                                                                         William F. McCalpin
                                                                         John W. McCarter, Jr.
                                                                         James T. Rothe
                                                                         William D. Stewart
                                                                         Martin H. Waldinger
                                                                         Linda S. Wolf
---------------------------------------------------------------------------------------------------------------------------------
 LEGAL AND REGULATORY         Oversees compliance with various           Linda S. Wolf (Chair)                       8
 COMMITTEE                    procedures adopted by the Trust, reviews   William F. McCalpin
                              registration statements on Form N-1A,      William D. Stewart
                              oversees the implementation and
                              administration of the Trust's Proxy
                              Voting Guidelines.
---------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE       Reviews various matters related to the     Jerome S. Contro (Chair)                    5
                              operations of the Janus money market       James T. Rothe
                              funds, including compliance with their     Martin H. Waldinger
                              Money Market Fund Procedures.
---------------------------------------------------------------------------------------------------------------------------------
 NOMINATING AND               Identifies and recommends individuals      John W. McCarter, Jr. (Chair)               7
 GOVERNANCE COMMITTEE         for election as Trustee, consults with     William F. McCalpin
                              Management in planning Trustee meetings,   Dennis B. Mullen
                              and oversees the administration of, and
                              ensures compliance with, the Trust's
                              Governance Procedures and Guidelines.
---------------------------------------------------------------------------------------------------------------------------------
 PRICING COMMITTEE            Determines a fair value of securities      William D. Stewart (Chair)                  21
                              for which market quotations are not        James T. Rothe
                              readily available or are deemed not to     Linda S. Wolf
                              be reliable, pursuant to procedures
                              adopted by the Trustees and reviews
                              other matters related to the pricing of
                              securities.
---------------------------------------------------------------------------------------------------------------------------------


(1) For the fiscal year ended October 31, 2009. Each Fund has changed its fiscal year end to September 30.
(2) For the fiscal year August 1, 2008 to July 31, 2009, the previous fiscal year end for Janus Global Real Estate Fund, Janus International Equity Fund, and Janus International Forty Fund, the Audit Committee held 4 meetings, the Brokerage Committee held 4 meetings, the Investment Oversight Committee held 5 meetings, the Legal and Regulatory Committee held 9 meetings, the Money Market Committee held 5 meetings, the Nominating and Governance Committee held 5 meetings, and the Pricing Committee held 19 meetings. Each Fund has changed its fiscal year end to September 30. For the fiscal period August 1, 2009 to September 30, 2009, the new fiscal year end for each Fund referenced herein, the Audit Committee held 1 meeting, the Brokerage Committee held 1 meeting, the Investment Oversight Committee held 1 meeting, the Legal and Regulatory Committee held 1 meeting, the Money Market Committee held 1 meeting, the Nominating and Governance Committee held 1 meeting, and the Pricing Committee held 5 meetings.

  Under the Trust's Governance Procedures and Guidelines, the Trustees are expected to invest in one or more (but not necessarily all) funds advised by Janus Capital for which they serve as Trustee, to the extent they are directly eligible to do so. These investments may include amounts held under a deferred compensation plan that are valued based on "shadow investments" in such funds. Such investments, including the amount and which funds, are dictated by each Trustee's individual financial circumstances and investment goals. The table below gives the dollar range of shares of the Funds that the Trustees own and which are described in this SAI, as well as the aggregate dollar range of shares of all mutual funds advised by Janus Capital and overseen by the Trustees (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2009.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                                     IN ALL REGISTERED INVESTMENT COMPANIES
 NAME OF TRUSTEE            DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS           OVERSEEN BY TRUSTEE IN JANUS FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
 William F. McCalpin        Janus Balanced Fund                    $10,001-$50,000                                 Over $100,000
                            Janus Contrarian Fund                  $10,001-$50,000
                            Janus Enterprise Fund                  $10,001-$50,000
                            Janus Global Life Sciences Fund             $1-$10,000
                            Janus Global Research Fund             $10,001-$50,000
                            Janus Global Technology Fund                $1-$10,000
                            Janus Overseas Fund                    $10,001-$50,000
                            Janus Worldwide Fund                        $1-$10,000
-----------------------------------------------------------------------------------------------------------------------------------
 Jerome S. Contro           Janus Overseas Fund                   $50,001-$100,000                                 Over $100,000(1)
                            Janus Research Core Fund              $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.      Janus Contrarian Fund                  $10,001-$50,000                                 Over $100,000
                            Janus Enterprise Fund                  $10,001-$50,000
                            Janus Fund                             $10,001-$50,000
                            Janus Growth and Income Fund          $50,001-$100,000
                            Janus Orion Fund                      $50,001-$100,000
                            Janus Overseas Fund                    $10,001-$50,000
                            Janus Research Core Fund              $50,001-$100,000
                            Janus Research Fund                    $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen           Janus Contrarian Fund                    Over $100,000                                 Over $100,000(1)
                            Janus Enterprise Fund                    Over $100,000
                            Janus Fund                            $50,001-$100,000
                            Janus Global Life Sciences Fund          Over $100,000
                            Janus Global Research Fund               Over $100,000
                            Janus Global Technology Fund             Over $100,000
                            Janus Orion Fund                         Over $100,000
                            Janus Overseas Fund                      Over $100,000
                            Janus Research Fund                      Over $100,000
                            Janus Triton Fund                        Over $100,000
                            Janus Twenty Fund                     $50,001-$100,000
                            Janus Worldwide Fund                  $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------------------
 James T. Rothe             Janus Contrarian Fund                    Over $100,000                                 Over $100,000
                            Janus Enterprise Fund                 $50,001-$100,000
                            Janus Global Research Fund            $50,001-$100,000
                            Janus Orion Fund                      $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------------------
 William D. Stewart         Janus Global Research Fund             $10,001-$50,000                                 Over $100,000
                            Janus Overseas Fund                      Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger        Janus Contrarian Fund                    Over $100,000                                 Over $100,000(1)
                            Janus Global Research Fund               Over $100,000
                            Janus Overseas Fund                      Over $100,000
                            Janus Research Core Fund                 Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------
 Linda S. Wolf              Janus Fund                               Over $100,000                                 Over $100,000(1)
                            Janus Global Research Fund               Over $100,000
                            Janus Growth and Income Fund             Over $100,000
                            Janus Overseas Fund                      Over $100,000
                            Janus Twenty Fund                        Over $100,000
-----------------------------------------------------------------------------------------------------------------------------------


(1) Ownership shown includes amounts held under a deferred compensation plan that are valued based on "shadow investments" in one or more funds.

  The Trust pays each Independent Trustee an annual retainer plus a fee for each regular in-person meeting of the Trustees attended, a fee for in-person meetings of committees attended if convened on a date other than that of a regularly scheduled meeting, and a fee for telephone meetings of the Trustees and committees. In addition, committee chairs and the Chairman of the Board of Trustees receive an additional supplemental retainer. Each current Independent Trustee also receives fees from other Janus funds for serving as Trustee of those funds. Janus Capital pays persons who are directors, officers, or employees of Janus Capital or any affiliate thereof, or any Trustee considered an "interested" Trustee, for their services as Trustees or officers. The Trust and other funds managed by Janus Capital may pay all or a portion of the compensation and related expenses of the Funds' Chief Compliance Officer and compliance staff, as authorized from time to time by the Trustees.

  The following table shows the aggregate compensation paid to each Independent Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds. Effective January 1, 2006, the Trustees established a deferred compensation plan under which the Trustees may elect to defer receipt of all, or a portion, of the compensation they earn for their services to the Funds, in lieu of receiving current payments of such compensation. Any deferred amount is treated as though an equivalent dollar amount has been invested in shares of one or more funds advised by Janus Capital ("shadow investments").


                                                                    Aggregate               Total
                                                                Compensation from     Compensation from
                                                                  the Funds for      the Janus Funds for
                                                                fiscal year ended    calendar year ended
  Name of Person, Position                                       October 31, 2009  December 31, 2009(1)(2)
  --------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES
  William F. McCalpin, Chairman and Trustee(3)                       $208,250              $376,000
  Jerome S. Contro, Trustee(4)                                       $143,762              $305,500
  John W. McCarter, Jr., Trustee(4)                                  $156,623              $300,750
  Dennis B. Mullen, Trustee(4)                                       $150,630              $328,661
  James T. Rothe, Trustee(4)                                         $158,779              $312,750
  William D. Stewart, Trustee(4)                                     $161,454              $296,750
  Martin H. Waldinger, Trustee                                       $137,968              $267,000
  Linda S. Wolf, Trustee(4)                                          $160,900              $273,750





  (1) For all Trustees, includes compensation for services on the boards of three Janus trusts (the Trust, Janus Adviser Series, and Janus Aspen Series), for the period January 1, 2009 to July 2, 2009, comprised of 68 portfolios, and for two trusts (the Trust and Janus Aspen Series) from July 2, 2009 to December 31, 2009, comprised of 52 portfolios. In addition, Mr. Mullen's compensation includes service on the board of an additional trust, Janus Capital Funds Plc (an offshore product), comprised of 17 portfolios.
  (2) Total compensation received from the Janus Funds includes any amounts deferred under the deferred compensation plan. The deferred compensation amounts for the period shown are as follows: Jerome S. Contro $152,250; Martin H. Waldinger $66,750; and Linda S. Wolf $68,438.
  (3) Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as Independent Chairman of the Board of Trustees.
  (4) Aggregate Compensation received from the Funds and Total Compensation received from all Janus Funds includes additional compensation paid for service as chair of one or more committees of the Board of Trustees.

JANUS INVESTMENT PERSONNEL

  OTHER ACCOUNTS MANAGED

  The following table provides information relating to other accounts managed by the portfolio managers as of October 31, 2009. To the extent that any of the accounts pay advisory fees based on account performance, information on those accounts is separately listed.


                                                                   Other Registered        Other Pooled
                                                                      Investment            Investment
                                                                       Companies             Vehicles          Other Accounts
  ---------------------------------------------------------------------------------------------------------------------------
  Andrew Acker             Number of Other Accounts Managed                       3                None                     1(1)
                           Assets in Other Accounts Managed         $   143,799,341                None        $  734,493,223

  William H. Bales         Number of Other Accounts Managed                       5                None                     3(2)
                           Assets in Other Accounts Managed         $   359,005,339                None        $  272,061,958

  Patrick Brophy           Number of Other Accounts Managed                       2                None                     2
                           Assets in Other Accounts Managed         $   120,964,674                None        $    2,114,338

  Jonathan D. Coleman      Number of Other Accounts Managed                       6                None                     4
                           Assets in Other Accounts Managed         $ 4,206,498,474                None        $   36,772,590

  David Decker             Number of Other Accounts Managed                       3                   1                     9
                           Assets in Other Accounts Managed         $   783,546,765         $26,528,544        $  408,871,563

  Brian Demain             Number of Other Accounts Managed                       1                None                     6
                           Assets in Other Accounts Managed         $   546,745,033                None        $  133,813,320

  John Eisinger            Number of Other Accounts Managed                       1                None                  None
                           Assets in Other Accounts Managed         $   147,847,438                None                  None

  James P. Goff            Number of Other Accounts Managed                       7                None                     7
                           Assets in Other Accounts Managed         $   873,708,124                None        $   42,044,484

  Gregory R. Kolb          Number of Other Accounts Managed                       1                None                  None
                           Assets in Other Accounts Managed         $     2,814,007                None                  None

  Brent A. Lynn            Number of Other Accounts Managed                       1                None                  None
                           Assets in Other Accounts Managed         $ 2,100,460,699                None                  None

  Chad Meade               Number of Other Accounts Managed                       2                None                     2(2)
                           Assets in Other Accounts Managed         $   270,976,669                None        $  217,210,566

  Marc Pinto               Number of Other Accounts Managed                       6                None                    26(3)
                           Assets in Other Accounts Managed         $ 1,103,086,631                None        $  207,524,751

  Daniel Riff              Number of Other Accounts Managed                       7                None                     4
                           Assets in Other Accounts Managed         $ 4,365,875,688                None        $   36,772,590

  Ron Sachs                Number of Other Accounts Managed                      17                   1                     8(4)
                           Assets in Other Accounts Managed         $10,521,735,568         $51,744,816        $1,945,276,481

  Laurent Saltiel          Number of Other Accounts Managed                       3(5)                1                  None
                           Assets in Other Accounts Managed         $ 1,053,651,668         $76,297,813                  None

  Brian A. Schaub          Number of Other Accounts Managed                       2                None                     2(2)
                           Assets in Other Accounts Managed         $   270,976,669                None        $  217,210,566

  Gibson Smith             Number of Other Accounts Managed                       9                None                     2
                           Assets in Other Accounts Managed         $ 2,619,896,435                None        $   36,603,001

  Burton H. Wilson         Number of Other Accounts Managed                       3                None                  None
                           Assets in Other Accounts Managed         $   214,803,857                None                  None



  (1) The account has a performance-based advisory fee.
  (2) One of the accounts included in the total, consisting of $87,780,353 of the total assets, has a performance-based advisory fee.
  (3) One of the accounts included in the total, consisting of $125,391,139 of the total assets, has a performance-based advisory fee.
  (4) One of the accounts included in the total, consisting of $304,114,137 of the total assets, has a performance-based advisory fee.
  (5) One of the accounts included in the total, consisting of $733,206,264 of the total assets, has a performance-based advisory fee.

  MATERIAL CONFLICTS

  As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus funds, private-label mutual funds for which Janus Capital serves as subadviser, and separately managed accounts. Fees earned by Janus Capital may vary among these accounts, the portfolio managers may personally invest in some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. In addition, certain portfolio managers may also have roles as research analysts for one or more Janus funds and receive compensation with respect to the analyst role. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund.

  However, Janus Capital believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Janus Capital has adopted trade allocation procedures that govern allocation of securities among various Janus accounts. Trade allocation and personal trading are described in further detail under "Additional Information About Janus Capital and the Subadvisers."

  Janus Capital is the adviser to the Funds and the Janus "funds of funds," which are funds that invest primarily in other Janus Capital mutual funds. Because Janus Capital is the adviser to the Janus "funds of funds" and the Funds, it is subject to certain potential conflicts of interest when allocating the assets of a Janus "fund of funds" among such Funds. In addition, the Janus "funds of funds" portfolio manager, who also serves as Senior Vice President of Risk and Trading of Janus Capital, has regular and continuous access to information regarding the holdings of the Funds, as well as knowledge of, and potential impact on, investment strategies and techniques of the Funds. Janus Capital believes these potential conflicts may be mitigated through its compliance monitoring, including that of asset allocations by the portfolio manager. In addition, Janus Capital has retained an independent consultant to provide research and consulting services with respect to asset allocation and investments for the Janus Smart Portfolios, which are other "funds of funds" offered by Janus Capital.

  COMPENSATION INFORMATION

  The following describes the structure and method of calculating a portfolio manager's compensation as of October 31, 2009.

  Portfolio managers and, if applicable, co-portfolio managers ("portfolio manager" or "portfolio managers") are compensated for managing a Fund and any other funds, portfolios, or accounts for which they have exclusive or shared responsibilities (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation. Certain portfolio managers are eligible to receive additional discretionary compensation in recognition of their continued analyst responsibilities, and the Chief Investment Officers ("CIO") of Janus Capital are eligible for additional variable compensation in recognition of their CIO roles. In addition, certain portfolio managers who have an ownership interest or profits interest in Perkins may receive compensation through those interests.

  FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary established based on factors such as the complexity of managing funds and other accounts and scope of responsibility (including assets under management).

  VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by the portfolio manager). Variable compensation is calculated based on pre-tax performance of the Managed Funds.

  Variable compensation is structured to pay a portfolio manager primarily on the Managed Funds' performance, with additional discretionary compensation available from one or more bonus pools as discussed below.

  Aggregate compensation derived from the Managed Funds' performance is calculated based upon a percentage of the total revenue received on the Managed Funds adjusted to reflect the actual performance of such Managed Funds. Actual performance is calculated based on the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking on a one-, three-, and five-year rolling period basis with a predominant weighting on the Managed Funds' performance in the three- and five-year periods. The compensation determined from the Managed Funds' performance is then allocated to the respective portfolio manager(s).

  A portfolio manager is also eligible to participate in a portfolio manager discretionary bonus pool. The size of the portfolio manager bonus pool fluctuates depending on both the revenue derived from firm-wide managed assets (excluding assets managed by subadvisers) and the investment performance of such firm-wide managed assets. Compensation from the portfolio manager bonus pool is then allocated among the eligible respective participants at the discretion of Janus Capital based upon, among other things: (i) teamwork and support of team culture; (ii) mentoring of analysts; (iii) contributions to the sales process; and (iv) client relationships.

  ANALYST VARIABLE COMPENSATION: If a portfolio manager also has analyst responsibilities, then such portfolio manager is eligible to participate in a discretionary analyst team pool. The aggregate compensation available under the analyst team pool is determined from a certain percentage of revenue derived from firm-wide managed assets (excluding assets managed by subadvisers). The aggregate compensation in the analyst team pool is then allocated among the eligible analysts at the discretion of Janus Capital based on factors which may include performance of investment recommendations, individual and team contributions, scope of coverage, and other subjective criteria.

  CIO VARIABLE COMPENSATION: The CIOs are entitled to additional compensation in consideration of their role as CIO of Janus Capital that is generally based on firm-wide investment performance (excluding assets managed by subadvisers), Janus-managed net long-term flows (excluding assets managed by subadvisers and money market funds), investment team leadership factors, and overall corporate leadership factors. Variable compensation from firm-wide investment performance is calculated based upon the firm-wide aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis.

  Portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JCGI's Executive Income Deferral Program.

  ADDITIONAL COMPENSATION INFORMATION

  The following describes the structure and method of calculating compensation for James Goff, Director of Research, as of October 31, 2009.

  Mr. Goff is compensated for his role as Director of Research and for managing a Fund and any other funds, portfolios, or accounts managed by Mr. Goff through two components: fixed compensation and variable compensation.

  FIXED COMPENSATION: Fixed compensation is paid in cash and is comprised of an annual base salary based on factors such as his scope of responsibility, tenure, his performance as the Director of Research, and for managing funds.

  VARIABLE COMPENSATION: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of a mixture of JCGI restricted stock, stock options, and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus mutual fund investments selected by Mr. Goff). Mr. Goff's variable compensation is based on four components:
  (i) firm-wide investment performance; (ii) Janus Capital long-term net flows (excluding assets managed by subadvisers and money market funds); (iii) certain strategic objectives, including investment team culture, analyst recruitment and development, continued enhancements to the research process, and contributions to sales and client efforts; and (iv) the research portfolios' investment performance. Variable compensation from firm-wide investment performance and the research portfolios' investment performance is calculated based upon a percentage of the revenue received from the applicable funds (excluding assets managed by subadvisers) and is adjusted to reflect the actual performance of such funds. Actual performance is calculated based on the applicable funds' aggregate asset-weighted Lipper peer group performance ranking on a one- and three-year rolling period basis (with a predominant weighting on three-year performance for the research portfolios investment performance calculation).

  Mr. Goff may elect to defer payment of a designated percentage of his fixed compensation and/or up to all of his variable compensation in accordance with JCGI's Executive Income Deferral Program.

  Each Fund's Lipper peer group for compensation purposes is shown in the following table:

  Fund Name                                           Lipper Peer Group
  ------------------------------------------------------------------------------------------------------
  ALTERNATIVE
    Janus Global Real Estate Fund                     Real Estate Funds
  GROWTH & CORE
    Janus Balanced Fund                               Mixed-Asset Target Allocation Moderate Funds
    Janus Contrarian Fund                             Multi-Cap Core Funds
    Janus Enterprise Fund                             Mid-Cap Growth Funds
    Janus Fund                                        Large-Cap Growth Funds
    Janus Growth and Income Fund                      Large-Cap Core Funds
    Janus Orion Fund                                  Multi-Cap Growth Funds
    Janus Research Core Fund                          Large-Cap Core Funds
    Janus Research Fund                               Large-Cap Growth Funds
    Janus Triton Fund                                 Small-Cap Growth Funds
    Janus Twenty Fund                                 Large-Cap Growth Funds
    Janus Venture Fund                                Small-Cap Growth Funds
  INTERNATIONAL & GLOBAL
    Janus Global Life Sciences Fund                   Health/Biotechnology Funds
    Janus Global Opportunities Fund                   Global Funds
    Janus Global Research Fund                        Global Funds
    Janus Global Technology Fund                      Science & Technology Funds
    Janus International Equity Fund                   International Funds
    Janus International Forty Fund                    International Funds
    Janus Overseas Fund                               International Funds
    Janus Worldwide Fund                              Global Funds

OWNERSHIP OF SECURITIES

  As of October 31, 2009, the portfolio managers and/or investment personnel of the Funds described in this SAI beneficially owned securities of the Fund(s) they manage in the dollar range shown in the following table. The last column of the table also reflects each individual's aggregate beneficial ownership of all mutual funds advised by Janus Capital within the Janus family of funds (collectively, the "Janus Funds").


  ------------------------------------------------------------------------------------------------------------------------
                            DOLLAR RANGE OF EQUITY                                 AGGREGATE DOLLAR RANGE OF EQUITY
   INVESTMENT PERSONNEL     SECURITIES IN THE FUND(S) MANAGED                      SECURITIES IN JANUS FUNDS
  ------------------------------------------------------------------------------------------------------------------------
   JANUS CAPITAL
  ------------------------------------------------------------------------------------------------------------------------
   ANDREW ACKER             Janus Global Life Sciences Fund  $500,001-$1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   WILLIAM H. BALES         Janus Venture Fund                   Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   PATRICK BROPHY           Janus Global Real Estate Fund      $100,001-$500,000                      $500,001-$1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   JONATHAN COLEMAN         Janus Fund                           Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   DAVID C. DECKER          Janus Contrarian Fund                Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   BRIAN DEMAIN             Janus Enterprise Fund                Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   JOHN EISINGER            Janus Orion Fund                     Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   JAMES P. GOFF            Janus Global Research Fund           Over $1,000,000                          Over $1,000,000
                            Janus Research Core Fund             Over $1,000,000
                            Janus Research Fund                  Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   GREGORY R. KOLB          Janus Global Opportunities Fund      Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   BRENT A. LYNN            Janus Overseas Fund                  Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   CHAD MEADE               Janus Triton Fund                    Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   MARC PINTO               Janus Balanced Fund                  Over $1,000,000                          Over $1,000,000
                            Janus Growth and Income Fund         Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   DANIEL RIFF              Janus Fund                           Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   RON SACHS                Janus Twenty Fund                    Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   LAURENT SALTIEL          Janus International Equity Fund    $100,001-$500,000                          Over $1,000,000
                            Janus International Forty Fund       Over $1,000,000
                            Janus Worldwide Fund             $500,001-$1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   BRIAN A. SCHAUB          Janus Triton Fund                    Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   GIBSON SMITH             Janus Balanced Fund                $100.001-$500,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------
   BURTON H. WILSON         Janus Global Technology Fund         Over $1,000,000                          Over $1,000,000
  ------------------------------------------------------------------------------------------------------------------------

SHARES OF THE TRUST
--------------------------------------------------------------------------------


  Although Janus Twenty Fund and Janus Venture Fund are closed, certain investors may continue to invest in the Funds and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the specified criteria. You may be required to demonstrate your eligibility to purchase shares of a Fund before your investment is accepted. Shares of the Funds are purchased at the NAV per share as determined as of the close of the regular trading session of the New York Stock Exchange (the "NYSE") next occurring after a purchase order is received in good order by a Fund. The "Shareholder's Manual" or "Shareholder's Guide" section of the Funds' Prospectuses contains detailed information about the purchase of shares.

NET ASSET VALUE DETERMINATION

  As stated in the Funds' Prospectuses, the net asset value ("NAV") of the Shares of each class of each Fund is determined once each day the New York Stock Exchange (the "NYSE") is open, as of the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The per share NAV for each class of each Fund is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of outstanding shares for the class. In determining NAV, securities listed on an Exchange, the Nasdaq National Market, and foreign markets are generally valued at the closing prices on such markets. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter markets. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter markets are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities, and ratings.

  Securities for which market quotations are not readily available or are deemed unreliable are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures"). Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

  Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions, and repurchases of its shares, as of the close of the NYSE once each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the principal exchange or market on which that security is traded, and before the close of the NYSE, then that security may be valued in good faith under the Valuation Procedures.

  To the extent there are any errors in a Fund's NAV calculation, Janus Capital may, at its discretion, reprocess individual shareholder transactions so that each shareholder's account reflects the accurate corrected NAV.

PURCHASES

  With the exception of Class D Shares and Class I Shares, Shares of the Funds can generally be purchased only through institutional channels such as financial intermediaries and retirement platforms. Class D Shares and Class I Shares may be purchased directly with the Funds in certain circumstances as provided in the Funds' prospectuses. Not all financial intermediaries offer all classes. Shares or classes of the Funds may be purchased without upfront sales charges by certain retirement plans and clients of investment advisers, but these clients will typically pay asset-based fees for their investment advisers' advice, which are on top of the Funds' expenses. Certain Shares or classes of the Funds may also be purchased without upfront sales charges or transactional charges by persons who invest through mutual fund "supermarket" programs of certain financial intermediaries that typically do not provide investment recommendations or the assistance of an investment professional.

  Certain designated organizations are authorized to receive purchase orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive purchase orders. Purchase orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order provided that such designated organizations or their agents or affiliates transmit the order to the Fund within contractually specified periods. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers. In order to receive a day's price, your order for any class of Shares must be received in good order by the close of the regular trading session of the NYSE as described above in "Net Asset Value Determination." Your financial intermediary may charge you a separate or additional fee for processing purchases of Shares. Your financial intermediary, plan documents, or the Funds' Prospectuses will provide you with detailed information about investing in the Funds.

  The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program, and an independent audit function to determine the effectiveness of the Program.

  Procedures to implement the Program include, but are not limited to, determining that financial intermediaries have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including the Office of Foreign Asset Control ("OFAC"), and a review of all new account applications. The Trust does not intend to transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

  CLASS A SHARES
  The price you pay for Class A Shares is the public offering price, which is the NAV next determined after a Fund or its agent receives in good order your order plus an initial sales charge, if applicable, based on the amount invested as set forth in the table. The Fund receives the NAV. The sales charge is allocated between your financial intermediary and Janus Distributors, the Trust's distributor, as shown in the table, except where Janus Distributors, in its discretion, allocates up to the entire amount to your financial intermediary. Sales charges, as expressed as a percentage of offering price, a percentage of your net investment, and as a percentage of the sales charge reallowed to financial intermediaries, are shown in the table. The dollar amount of your initial sales charge is calculated as the difference between the public offering price and the NAV of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of your sales charge as a percentage of the offering price and of your net investment may be higher or lower than the amounts set forth in the table depending on whether there was a downward or upward rounding. Although you pay no initial sales charge on purchases of $1,000,000 or more, Janus Distributors may pay, from its own resources, a commission to your financial intermediary on such investments.

                                             Sales Charge as a         Sales Charge as a         Amount of Sales Charge Reallowed
                                               Percentage of           Percentage of Net         to Financial Intermediaries as a
  Amount of Purchase at Offering Price        Offering Price*           Amount Invested            Percentage of Offering Price
                                             -----------------         -----------------         --------------------------------

  EQUITY FUNDS
    Under $50,000                                   5.75%                     6.10%                            5.00%
    $50,000 but under $100,000                      4.50%                     4.71%                            3.75%
    $100,000 but under $250,000                     3.50%                     3.63%                            2.75%
    $250,000 but under $500,000                     2.50%                     2.56%                            2.00%
    $500,000 but under $1,000,000                   2.00%                     2.04%                            1.60%
    $1,000,000 and above                            None**                    None                             None



   * Offering Price includes the initial sales charge.
  ** A contingent deferred sales charge of 1.00% may apply to Class A Shares purchased without an initial sales charge if redeemed within 12 months of purchase.

  As described in the Prospectus, there are several ways you can combine multiple purchases of Class A Shares of the Funds and other Janus funds that are offered with a sales charge to take advantage of lower sales charges.

  The following table shows the aggregate amount of underwriting commissions paid to Janus Distributors from proceeds of initial sales charges paid by investors on Class A Shares (substantially all of which was paid out to financial intermediaries) for the fiscal period ending October 31, 2009. Each Fund has changed its fiscal year end to September 30.

                                                                          Aggregate Sales Commissions
                                                                          ---------------------------
  Fund Name                                                                         2009(1)
  ---------------------------------------------------------------------------------------------------
  GROWTH & CORE
    Janus Balanced Fund
       Class A Shares                                                              $2,342,506
    Janus Contrarian Fund
       Class A Shares                                                              $   86,705
    Janus Enterprise Fund
       Class A Shares                                                              $   64,137
    Janus Fund
       Class A Shares                                                              $   24,608
    Janus Growth and Income Fund
       Class A Shares                                                              $   29,827
    Janus Orion Fund
       Class A Shares                                                              $   29,152
    Janus Research Core Fund
       Class A Shares                                                              $    1,829
    Janus Research Fund
       Class A Shares                                                              $      950
    Janus Triton Fund
       Class A Shares                                                              $   78,656
  INTERNATIONAL & GLOBAL
    Janus Global Life Sciences Fund
       Class A Shares                                                              $    2,155
    Janus Global Opportunities Fund
       Class A Shares                                                              $      138
    Janus Global Research Fund
       Class A Shares                                                              $    4,287
    Janus Global Technology Fund
       Class A Shares                                                              $    3,011
    Janus Overseas Fund
       Class A Shares                                                              $  591,732
    Janus Worldwide Fund
       Class A Shares                                                              $    3,617



  (1) For the period July 6, 2009 to October 31, 2009.

  During the fiscal period ended October 31, 2009, Janus Distributors retained the following upfront sales charges.

  Fund Name                                                                 Upfront Sales Charge(1)
  -------------------------------------------------------------------------------------------------
  GROWTH & CORE
    Janus Balanced Fund
       Class A Shares                                                               $130,977
    Janus Contrarian Fund
       Class A Shares                                                               $  3,775
    Janus Enterprise Fund
       Class A Shares                                                               $  2,283
    Janus Fund
       Class A Shares                                                               $  1,528
    Janus Growth and Income Fund
       Class A Shares                                                               $  2,388
    Janus Orion Fund
       Class A Shares                                                               $  1,437
    Janus Research Core Fund
       Class A Shares                                                               $     73
    Janus Research Fund
       Class A Shares                                                               $    125
    Janus Triton Fund
       Class A Shares                                                               $  7,902
  INTERNATIONAL & GLOBAL
    Janus Global Life Sciences Fund
       Class A Shares                                                               $    359
    Janus Global Opportunities Fund
       Class A Shares                                                               $     18
    Janus Global Research Fund
       Class A Shares                                                               $    652
    Janus Global Technology Fund
       Class A Shares                                                               $    479
    Janus Overseas Fund
       Class A Shares                                                               $ 49,333
    Janus Worldwide Fund
       Class A Shares                                                               $    460



  (1) For the period July 6, 2009 to October 31, 2009.

  CLASS C SHARES, CLASS D SHARES, CLASS I SHARES, CLASS R SHARES, CLASS S SHARES, AND CLASS T SHARES
  Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares of the Funds are purchased at the NAV per share as determined at the close of the regular trading session of the NYSE next occurring after a purchase order is received in good order by a Fund or its authorized agent.

  Janus Distributors also receives amounts pursuant to Class A Share, Class C Share, Class R Share, and Class S Share 12b-1 plans and, from Class A Shares and Class C Shares, proceeds of contingent deferred sales charges paid by investors upon certain redemptions, as detailed in the "Distribution and Shareholder Servicing Plans" and "Redemptions" sections, respectively, of this SAI.

  COMMISSION ON CLASS C SHARES
  Janus Distributors may compensate your financial intermediary at the time of sale at a commission rate of up to 1.00% of the NAV of the Class C Shares purchased. Service providers to qualified plans will not receive this amount if they receive 12b-1 fees from the time of initial investment of qualified plan assets in Class C Shares.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

  CLASS A SHARES, CLASS R SHARES, AND CLASS S SHARES
  As described in the Prospectuses, Class A Shares, Class R Shares, and Class S Shares have each adopted distribution and shareholder servicing plans (the "Class A Plan," "Class R Plan," and "Class S Plan," respectively) in accordance with Rule 12b-1 under the 1940 Act. The Plans are compensation type plans and permit the payment at an annual rate of up to 0.25% of the average daily net assets of Class A Shares and Class S Shares and at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of a Fund for activities that are primarily intended to result in the sale and/or shareholder servicing of Class A Shares, Class R Shares, or Class S Shares of such Fund, including, but not limited to, printing and delivering prospectuses, statements of additional information, shareholder reports, proxy statements, and marketing materials related to Class A Shares, Class R Shares, and Class S Shares to prospective and existing investors;

  providing educational materials regarding Class A Shares, Class R Shares, and Class S Shares; providing facilities to answer questions from prospective and existing investors about the Funds; receiving and answering correspondence; complying with federal and state securities laws pertaining to the sale of Class A Shares, Class R Shares, and Class S Shares; assisting investors in completing application forms and selecting dividend and other account options; and any other activities for which "service fees" may be paid under Rule 2830 of the Financial Industry Regulatory Authority, Inc. ("FINRA") Conduct Rules. Payments under the Plans are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred. Payments are made to Janus Distributors, the Funds' distributor, who may make ongoing payments to financial intermediaries based on the value of Fund shares held by such intermediaries' customers. On December 5, 2008, the Trustees unanimously approved a distribution plan with respect to each of the Class A Shares, Class R Shares, and Class S Shares, which became effective on July 6, 2009.

  CLASS C SHARES
  As described in the Prospectus, Class C Shares have adopted a distribution and shareholder servicing plan (the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act. The Class C Plan is a compensation type plan and permits the payment at an annual rate of up to 0.75% of the average daily net assets of Class C Shares of a Fund for activities which are primarily intended to result in the sale of Class C Shares of such Fund. In addition, the Plan permits the payment of up to 0.25% of the average daily net assets of Class C Shares of a Fund for shareholder servicing activities including, but not limited to, providing facilities to answer questions from existing investors about the Funds; receiving and answering correspondence; assisting investors in changing dividend and other account options and any other activities for which "service fees" may be paid under Rule 2830 of the FINRA Conduct Rules. Payments under the Class C Plan are not tied exclusively to actual distribution and shareholder service expenses, and the payments may exceed distribution and shareholder service expenses actually incurred. On December 5, 2008, the Trustees unanimously approved the Class C Plan, which became effective on July 6, 2009.

  The Plans and any Rule 12b-1 related agreement that is entered into by the Funds in connection with the Plans will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trustees, and of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or any related agreements ("12b-1 Trustees"). All material amendments to any Plan must be approved by a majority vote of the Trustees, including a majority of the 12b-1 Trustees, at a meeting called for that purpose. In addition, any Plan may be terminated as to a Fund at any time, without penalty, by vote of a majority of the outstanding Shares of that Class of that Fund or by vote of a majority of the 12b-1 Trustees.

  Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares.

  For the fiscal period ended October 31, 2009, which was the Funds' previous fiscal year end, the total amounts paid by the Class A Shares, Class C Shares, Class R Shares, and Class S Shares of the Funds to Janus Distributors (substantially all of which Janus Distributors paid out as compensation to broker-dealers and other service providers) under each Class' respective Plan are summarized below. Each Fund has changed its fiscal year end to September 30.

                                                           Prospectus
                                                          Preparation,
                                        Advertising and     Printing     Payment to   Compensation to   Total Fund 12b-1
  Fund Name                                Literature      and Mailing     Brokers    Sales Personnel       Payments
  ----------------------------------------------------------------------------------------------------------------------
  GROWTH & CORE
    Janus Balanced Fund
       Class A Shares                        $2,651          -$  318     $  220,834       $231,128         $  233,569
       Class C Shares                        $2,097          -$  232     $  240,439       $195,160         $  675,388
       Class R Shares                        $  519          -$   43     $   55,121       $ 34,886         $   63,655
       Class S Shares                        $1,952          -$  510     $  394,049       $ 52,216         $  388,402
    Janus Contrarian Fund
       Class A Shares                        $  408          -$   81     $   60,466       $ 17,960         $   61,868
       Class C Shares                        $  363          -$   71     $  185,844       $  8,408         $  218,241
       Class R Shares                        $   16          -$    3     $    4,447       $    348         $    4,335
       Class S Shares                       -$   10          -$    5     $    3,692       $  1,166         $    3,678
    Janus Enterprise Fund
       Class A Shares                        $  550          -$   86     $   61,759       $ 17,957         $   64,489
       Class C Shares                        $  145          -$   23     $   47,253       $  5,339         $   68,362
       Class R Shares                        $  323          -$   45     $   67,173       $  9,018         $   67,121
       Class S Shares                        $1,358          -$  230     $  167,966       $ 21,664         $  174,373
    Janus Fund
       Class A Shares                        $   46          -$    6     $    4,034       $  3,960         $    4,248
       Class C Shares                        $   34          -$    5     $   13,582       $  1,240         $   16,877
       Class R Shares                        $   14          -$    1     $      488       $    142         $    1,255
       Class S Shares                        $  262          -$   89     $   65,123       $  7,007         $   69,214
    Janus Growth and Income Fund
       Class A Shares                        $   86          -$   20     $   15,654       $  3,723         $   15,850
       Class C Shares                        $   27          -$    5     $   13,275       $    936         $   15,106
       Class R Shares                        $   10          -$    2     $    2,954       $    356         $    2,996
       Class S Shares                        $  252          -$   70     $   49,177       $  3,887         $   54,066
    Janus Orion Fund
       Class A Shares                        $  179          -$   27     $   20,014       $  6,094         $   20,012
       Class C Shares                        $   58          -$   10     $   22,394       $  1,587         $   30,057
       Class R Shares                        $    9          -$    2     $    2,294       $  1,524         $    2,221
       Class S Shares                        $   89          -$   11     $    8,696       $  1,873         $    8,388
    Janus Research Core Fund
       Class A Shares                        $   31          -$    7     $    5,338       $    483         $    5,436
       Class C Shares                        $   46          -$    9     $   23,166       $    490         $   26,770
       Class R Shares                        $   10          -$    1     $    2,261       $     32         $    2,200
       Class S Shares                       -$   10          -$   25     $   20,291       $  1,001         $   19,971
    Janus Research Fund
       Class A Shares                        $    0           $    0     $       12       $    102         $       19
       Class C Shares                        $    0           $    0     $       63       $     51         $       82
       Class S Shares                        $    0           $    0     $        0       $      0         $        1
    Janus Triton Fund
       Class A Shares                        $  219          -$   13     $    9,739       $ 19,269         $    9,270
       Class C Shares                        $   62          -$    5     $    7,045       $  6,777         $   14,823
       Class R Shares                        $    8          -$    1     $    1,309       $    206         $    1,589
       Class S Shares                        $   55          -$    4     $    1,677       $  3,767         $    1,815
  INTERNATIONAL & GLOBAL
    Janus Global Life Sciences Fund
       Class A Shares                        $    0           $    0     $       17       $    174         $       22
       Class C Shares                        $    0           $    0     $       22       $      0         $       24
       Class S Shares                        $    0           $    0     $        0       $      0         $        1
    Janus Global Opportunities Fund
       Class A Shares                        $    0           $    0     $        4       $     71         $        5
       Class C Shares                        $    0           $    0     $        5       $      0         $        8
       Class S Shares                        $    0           $    0     $        7       $     35         $        8

                                                           Prospectus
                                                          Preparation,
                                        Advertising and     Printing     Payment to   Compensation to   Total Fund 12b-1
  Fund Name                                Literature      and Mailing     Brokers    Sales Personnel       Payments
  ----------------------------------------------------------------------------------------------------------------------
    Janus Global Research Fund
       Class A Shares                       -$   37           $    0     $        7       $      0         $        5
       Class C Shares                       -$   23           $    0     $       54       $     14         $       91
       Class S Shares                       -$   13           $    0     $        1       $      4         $        1
    Janus Global Technology Fund
       Class A Shares                        $    2           $    0     $       48       $    370         $       71
       Class C Shares                        $    0           $    0     $       20       $     42         $       45
       Class S Shares                        $    1           $    0     $       31       $     60         $       30
    Janus Overseas Fund
       Class A Shares                        $5,502          -$  513     $  310,652       $392,921         $  365,643
       Class C Shares                        $1,777          -$  187     $  332,299       $ 85,234         $  551,659
       Class R Shares                        $  710          -$  103     $  151,311       $ 24,995         $  154,146
       Class S Shares                        $8,834          -$1,456     $1,075,335       $140,313         $1,086,906
    Janus Worldwide Fund
       Class A Shares                        $   20          -$    2     $    1,760       $  4,606         $    1,633
       Class C Shares                        $   16          -$    1     $    2,888       $    828         $    3,435
       Class R Shares                        $    4          -$    1     $      823       $     65         $      798
       Class S Shares                        $  429          -$   66     $   50,859       $  5,587         $   50,320


REDEMPTIONS

  Redemptions, like purchases, may generally be effected only through institutional channels such as financial intermediaries and retirement platforms. Class D Shares and, in certain circumstances, Class I Shares may be redeemed directly with the Funds. Certain designated organizations are authorized to receive redemption orders on the Funds' behalf and those organizations are authorized to designate their agents and affiliates as intermediaries to receive redemption orders. Redemption orders are deemed received by a Fund when authorized organizations, their agents, or affiliates receive the order. The Funds are not responsible for the failure of any designated organization or its agents or affiliates to carry out its obligations to its customers.

  Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in-kind under unusual circumstances, in order to protect the interests of remaining shareholders, to accommodate a request by a particular shareholder that does not adversely affect the interests of the remaining shareholders, or in connection with the liquidation of a Fund, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely for cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

  The Funds reserve the right to postpone payment of redemption proceeds for up to seven calendar days. Additionally, the right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed beyond seven calendar days, whenever: (i) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed (except for holidays and weekends); (ii) the SEC permits such suspension and so orders; or (iii) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

  CLASS A SHARES
  A contingent deferred sales charge ("CDSC") of 1.00% will be deducted with respect to Class A Shares purchased without a sales load and redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class A Shares redeemed.

  CLASS C SHARES
  A CDSC of 1.00% will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus. Any applicable CDSC will be 1.00% of the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.

  For the fiscal period ended October 31, 2009, which was the Funds' previous fiscal year end, the total amounts received by Janus Distributors from the proceeds of contingent deferred sales charges paid by investors upon certain redemptions of Class A Shares and Class C Shares are summarized below. Each Fund has changed its fiscal year end to September 30.

                                                                             Contingent Deferred
  Fund Name                                                                      Sales Charge
  ----------------------------------------------------------------------------------------------
  GROWTH & CORE
    Janus Balanced Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $12,569
    Janus Contrarian Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $   948
    Janus Enterprise Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $   253
    Janus Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $   346
    Janus Growth and Income Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $    --
    Janus Orion Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $   150
    Janus Research Core Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $    --
    Janus Research Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $    --
    Janus Triton Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $    37
  INTERNATIONAL & GLOBAL
    Janus Global Life Sciences Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $    --
    Janus Global Opportunities Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $    --
    Janus Global Research Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $    35
    Janus Global Technology Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $    --
    Janus Overseas Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $ 2,580
    Janus Worldwide Fund
       Class A Shares                                                              $    --
       Class C Shares                                                              $    55


  CLASS D SHARES, CLASS I SHARES, CLASS R SHARES, CLASS S SHARES, AND CLASS T SHARES
  A redemption fee of 2.00% will be deducted from a shareholder's redemption proceeds with respect to Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares of Janus Global Real Estate Fund, Janus Global Life

  Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus International Equity Fund, Janus International Forty Fund, Janus Overseas Fund, and Janus Worldwide Fund redeemed within 90 days of purchase, unless waived, as discussed in the Prospectuses.

  PROCESSING OR SERVICE FEES
  Broker-dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. Each individual dealer determines and should disclose to its customers the amount and applicability of such a fee. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Consult your broker-dealer for specific information about any processing or service fees you may be charged.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAX STATUS
--------------------------------------------------------------------------------


  The following is intended to be a general summary of certain U.S. federal income tax consequences of investing in the Funds. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. This discussion reflects applicable tax laws of the United States as of the date of this SAI. However, tax laws may change or be subject to new interpretation by the courts or the IRS, possibly with retroactive effect. Investors are therefore advised to consult with their own tax advisers before making an investment in the Funds.

  It is a policy of the Funds' Shares to make distributions of substantially all of their respective investment income and any net realized capital gains. Any capital gains realized during each fiscal year, as defined by the Internal Revenue Code, are normally declared and payable to shareholders in December but, if necessary, may be distributed at other times as well. With the exception of Janus Balanced Fund and Janus Growth and Income Fund, each Fund declares and makes annual distributions of income (if any). Janus Balanced Fund and Janus Growth and Income Fund declare and make quarterly distributions of income.

  The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Internal Revenue Code. If a Fund failed to qualify as a regulated investment company in any taxable year, the Fund may be subject to tax on its taxable income at corporate rates. In addition, all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable to shareholders as ordinary income but may, at least in part, qualify for the dividends received deduction applicable to corporations or the reduced rate of taxation applicable to noncorporate holders for "qualified dividend income." In addition, the Funds could be required to recognize unrealized gains, pay taxes and interest, and make distributions before requalifying as regulated investment companies that are accorded special tax treatment.

  All income dividends and capital gains distributions, if any, on a Fund's Shares are reinvested automatically in additional shares of the same class of Shares of that Fund at the NAV determined on the first business day following the record date.

  The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the Internal Revenue Code. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed even though the Funds may not have received any income upon such an event.

  Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under
  Section 853 of the Internal Revenue Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made by a Fund, any foreign taxes paid or accrued will represent an expense to the Fund, which will reduce its investment company taxable income.

  A Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities at a time when fundamental investment considerations would not favor such sales. The Fund's investments in REIT equity securities may result in the receipt of cash in excess of the REIT's earnings. If a Fund distributes such amounts, such distribution could constitute a return of capital to shareholders for federal income tax purposes.

  Some REITs are permitted to hold "residual interests" in real estate mortgage investment conduits (REMICs). Pursuant to the Internal Revenue Service rules, a portion of a Fund's income from a REIT or "excess inclusion income" that is attributable to the REIT may be subject to federal income tax. Excess inclusion income will normally be allocated to shareholders in proportion to the dividends received by such shareholders. There may be instances in which the Fund may be unaware of a REIT's excess inclusion income.

  As a result of excess inclusion income, the Fund may be subject to additional tax depending on the type of record holder of Fund shares, such as certain federal, state, and foreign governmental entities, tax exempt organizations, and certain rural electrical and telephone cooperatives ("disqualified organizations"). This may impact the Fund's performance.

  Please consult a tax adviser regarding tax consequences of Fund distributions and to determine whether you will need to file a tax return.

  Please note that shareholders of Janus Global Real Estate Fund may receive account tax information from the Fund at the end of February of the following year, which is one month later than when most such forms are sent.

  Janus Global Real Estate Fund's investments in REITs may require the Fund to pass through certain "excess inclusion income" as "unrelated business taxable income" ("UBTI"). Tax-exempt investors sensitive to UBTI are strongly encouraged to consult their tax advisers prior to investment in the Fund regarding recent IRS pronouncements about the treatment of such income for certain tax-exempt investors.

  Certain fund transactions involving short sales, futures, options, swap agreements, hedged investments, and other similar transactions, if any, may be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character, amount, and timing of distributions to shareholders. The funds will monitor their transactions and may make certain tax elections where applicable in order to mitigate the effect of these provisions, if possible. Certain transactions or strategies utilized by a fund may generate unqualified income that can impact an investor's taxes.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------


  As of January 31, 2010, the percentage ownership of any person or entity owning 5% or more of the outstanding Shares of any class of the Funds is listed below. In addition, the percentage ownership of any person or entity owning 25% or more of the outstanding Shares of any class of the Funds is listed below. Any person who owns, directly or through one or more controlled companies, more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, that person may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

  To the best knowledge of the Trust, as of January 31, 2010, no other person or entity owned beneficially more than 5% of the outstanding Shares of any class of the Funds, except as shown. Additionally, to the best knowledge of the Trust, except for JCM's or JCGI's ownership in a Fund, no other person or entity beneficially owned 25% or more of the outstanding Shares of any class of the Funds, except as shown. In certain circumstances, JCM's or JCGI's ownership may not represent beneficial ownership. To the best knowledge of the Trust, other entities shown as owning more than 25% of the outstanding Shares of a class of a Fund are not the beneficial owners of such Shares, unless otherwise indicated.

  On February 16, 2010, Class J Shares were restructured. As a result, shareholders who held Class J Shares directly with Janus Capital were moved to the newly created Class D Shares and shareholders investing through financial intermediaries continued to hold shares of Class J, which was renamed as Class T Shares. Because the renaming of Class J Shares as Class T Shares and the commencement of operations of Class D Shares for certain Funds occurred as of the date of this SAI, the percentage of ownership interests for Class D Shares and Class T Shares could not be determined. Therefore, the information in the table reflects the percentage of ownership interests in Class J Shares. The respective percentage of shareholder ownership interest in Class D Shares and Class T Shares following the restructuring of Class J Shares will be different than the percentage of ownership interest reflected for Class J Shares. To the best knowledge of the Trust, as of January 31, 2010, each of the shareholders and/or entities named below owned more than 5% of the outstanding Class J Shares.

  As of January 31, 2010, the officers and Trustees as a group owned 2.1% of Class J Shares of Janus Global Opportunities Fund, 1.2% of Class J Shares of Janus Global Research Fund, 1.7% of Class J Shares of Janus Triton Fund, and less than 1% of the outstanding Shares of any class of each of the other Funds in this SAI. The ownership shown may include amounts held under a deferred fee agreement or similar plan that are valued based on "shadow investments" in one or more Funds at the election of the officers and Trustees.

  As of the date of this SAI, all of the outstanding Class D Shares of Janus Global Real Estate Fund, Janus International Equity Fund, and Janus International Forty Fund were owned by Janus Capital or an affiliate, which provided seed capital for each Fund.

Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                             Charles Schwab & Co. Inc.                                 28.50%
  Class A Shares                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

                                                Merrill Lynch Pierce Fenner & Smith, Inc.                 14.17%
                                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                American Enterprise Investment Svc                         7.46%
                                                FBO 890000611
                                                Minneapolis, MN

Janus Contrarian Fund                           Charles Schwab & Co. Inc.                                 59.28%
  Class A Shares                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

Janus Enterprise Fund                           Charles Schwab & Co. Inc.                                 19.12%
  Class A Shares                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

                                                Merrill Lynch Pierce Fenner & Smith, Inc.                 11.26%
                                                For The Sole Benefit Of Customers
                                                Jacksonville, FL


Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
                                                Merrill Lynch Life Ins Co                                 10.91%
                                                Cedar Rapids, IA
                                                NFS LLC                                                    9.05%
                                                FEBO Marshall & Ilsley Trust CO NA
                                                FBO Bank 98 DLY RCRDKPG
                                                Milwaukee, WI

                                                Mitra & Co                                                 5.91%
                                                FBO 98 C/O M&I Tr CO NA
                                                Milwaukee, WI

Janus Fund                                      American Enterprise Investment Svc                        95.05%
  Class A Shares                                FBO 890000611
                                                Minneapolis, MN

Janus Growth and Income Fund                    Charles Schwab & Co. Inc.                                 79.21%
  Class A Shares                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

Janus Orion Fund                                Charles Schwab & Co. Inc.                                 55.15%
  Class A Shares                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

                                                Pershing LLC                                               8.76%
                                                Jersey City, NJ

Janus Research Core Fund                        Charles Schwab & Co. Inc.                                 70.15%
  Class A Shares                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

Janus Research Fund                             Charles Schwab & Co. Inc.                                 48.00%
  Class A Shares                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

                                                American Enterprise Investment Svc                        39.03%
                                                FBO 890000611
                                                Minneapolis, MN

                                                Raymond James & Associates, Inc.                           7.08%
                                                FBO Karen Debellis & Jonathan Debellis Ttee
                                                Debellis Family Living Trust
                                                Tarpon Springs, FL

Janus Triton Fund                               Charles Schwab & Co. Inc.                                 41.86%
  Class A Shares                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

                                                C/O FASCore LLLC                                           7.40%
                                                Wells Fargo Bank NA Trustee
                                                FBO Chesterfield Cnty Dcp 457B
                                                Greenwood Vlg, CO

Janus Global Life Sciences Fund                 Morgan Stanley & Co                                       82.13%
  Class A Shares                                Jersey City, NJ

                                                UBS Financial Services, Inc.                               6.11%
                                                FBO John Franzese MD
                                                Anne B Franzese JTWROS
                                                Account #1
                                                Basking Ridge, NJ

                                                Pershing LLC                                               5.01%
                                                Jersey City, NJ

Janus Global Opportunities Fund                 Charles Schwab & Co. Inc.                                 82.26%
  Class A Shares                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

                                                American Enterprise Investment Svc                         9.76%
                                                FBO 890000611
                                                Minneapolis, MN


Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
                                                Raymond James & Associates, Inc.                           5.14%
                                                FBO Albert B Furlow
                                                New York, NY

Janus Global Research Fund                      LPL Financial                                             28.80%
  Class A Shares                                Account 2483-6286
                                                San Diego, CA

                                                LPL Financial                                             19.81%
                                                Account 5468-8560
                                                San Diego, CA

                                                LPL Financial                                             14.42%
                                                Account 3718-1018
                                                San Diego, CA

                                                LPL Financial                                             14.42%
                                                Account 6112-7795
                                                San Diego, CA

                                                American Enterprise Investment Svc                        13.72%
                                                FBO 890000611
                                                Minneapolis, MN

                                                LPL Financial                                              6.53%
                                                Account 5604-6567
                                                San Diego, CA

Janus Global Technology Fund                    Pershing LLC                                              32.31%
  Class A Shares                                Jersey City, NJ

                                                Charles Schwab & Co. Inc.                                 24.89%
                                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

                                                American Enterprise Investment Svc                        17.79%
                                                FBO 890000611
                                                Minneapolis, MN

                                                UBS Financial Services, Inc.                               5.79%
                                                FBO John Franzese MD
                                                Anne B Franzese JTWROS
                                                Account #1
                                                Basking Ridge, NJ

Janus Overseas Fund                             Charles Schwab & Co. Inc.                                 27.01%
  Class A Shares                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

                                                Merrill Lynch Pierce Fenner & Smith, Inc.                 12.24%
                                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Morgan Stanley & Co                                        7.91%
                                                Jersey City, NJ

Janus Worldwide Fund                            Charles Schwab & Co. Inc.                                 31.73%
  Class A Shares                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

Janus Balanced Fund                             Merrill Lynch Pierce Fenner & Smith, Inc.                 23.32%
  Class C Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Citigroup Global Markets                                  14.88%
                                                House Account
                                                Owings Mills, MD

                                                American Enterprise Investment Svc                        10.43%
                                                FBO 890000611
                                                Minneapolis, MN

Janus Contrarian Fund                           Merrill Lynch Pierce Fenner & Smith, Inc.                 32.64%
  Class C Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Citigroup Global Markets                                  22.75%
                                                House Account
                                                Owings Mills, MD


Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
                                                American Enterprise Investment Svc                         6.83%
                                                FBO 890000611
                                                Minneapolis, MN

Janus Enterprise Fund                           Merrill Lynch Pierce Fenner & Smith, Inc.                 21.34%
  Class C Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Citigroup Global Markets                                  20.22%
                                                House Account
                                                Owings Mills, MD

Janus Fund                                      Merrill Lynch Pierce Fenner & Smith, Inc.                 48.11%
  Class C Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Citigroup Global Markets                                   8.54%
                                                House Account
                                                Owings Mills, MD

Janus Growth and Income Fund                    Citigroup Global Markets                                  28.99%
  Class C Shares                                House Account
                                                Owings Mills, MD

                                                Merrill Lynch Pierce Fenner & Smith, Inc.                 16.00%
                                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Charlie Prisendorf FBO                                     6.18%
                                                Ever Ready Oil Co Inc 401 K
                                                Profit Sharing Plan & Trust
                                                Hackensack, NJ

                                                American Enterprise Investment Svc                         5.15%
                                                FBO 890000611
                                                Minneapolis, MN

Janus Orion Fund                                Merrill Lynch Pierce Fenner & Smith, Inc.                 32.85%
  Class C Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                American Enterprise Investment Svc                        12.98%
                                                FBO 890000611
                                                Minneapolis, MN

                                                Citigroup Global Markets                                  10.28%
                                                House Account
                                                Owings Mills, MD

Janus Research Core Fund                        Citigroup Global Markets                                  59.39%
  Class C Shares                                House Account
                                                Owings Mills, MD

                                                Merrill Lynch Pierce Fenner & Smith, Inc.                 12.88%
                                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

Janus Research Fund                             American Enterprise Investment Svc                        73.13%
  Class C Shares                                FBO 890000611
                                                Minneapolis, MN

                                                Pershing LLC                                              18.92%
                                                Jersey City, NJ

Janus Triton Fund                               Merrill Lynch Pierce Fenner & Smith, Inc.                 23.93%
  Class C Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                American Enterprise Investment Svc                        16.97%
                                                FBO 890000611
                                                Minneapolis, MN

Janus Global Life Sciences Fund                 American Enterprise Investment Svc                        94.73%
  Class C Shares                                FBO 890000611
                                                Minneapolis, MN

                                                Janus Capital Group Inc.                                   5.27%*
                                                Denver, CO

Janus Global Opportunities Fund                 Janus Capital Group Inc.                                  85.39%*
  Class C Shares                                Denver, CO


* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
                                                LPL Financial                                             14.61%
                                                Account 4212-3593
                                                San Diego, CA

Janus Global Research Fund                      NFS LLC FEBO                                              48.72%
  Class C Shares                                Carole G Howard-Crumley
                                                Dripping Springs, TX

                                                NFS LLC FEBO                                              24.36%
                                                Carole G Howard Trustee
                                                Amanda G Howard Education Trust UA 12/30/92
                                                Dripping Springs, TX

                                                NFS LLC FEBO                                              17.38%
                                                NFS/FMTC SEP IRA
                                                FBO Carole G Howard-Crumley
                                                Dripping Springs, TX

                                                NFS LLC FEBO                                               7.40%
                                                NFS/FMTC ROLLIRA
                                                FBO Marcus R Miller
                                                Brooklyn, NY

Janus Global Technology Fund                    Citigroup Global Markets                                  37.47%
  Class C Shares                                House Account
                                                Owings Mills, MD

                                                First Clearing LLC                                        15.47%
                                                A/C 4052-8277
                                                Doria A Trombetta
                                                Santa Rosa, CA

                                                American Enterprise Investment Svc                        14.26%
                                                FBO 890000611
                                                Minneapolis, MN

                                                Pershing LLC                                               9.29%
                                                Jersey City, NJ

                                                Morgan Stanley & Co                                        7.36%
                                                Jersey City, NJ

Janus Overseas Fund                             Merrill Lynch Pierce Fenner & Smith, Inc.                 30.47%
  Class C Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Citigroup Global Markets                                  22.38%
                                                House Account
                                                Owings Mills, MD

                                                Morgan Stanley & Co                                        5.92%
                                                Jersey City, NJ

                                                American Enterprise Investment Svc                         5.48%
                                                FBO 890000611
                                                Minneapolis, MN

Janus Worldwide Fund                            Citigroup Global Markets                                  26.58%
  Class C Shares                                House Account
                                                Owings Mills, MD

                                                Merrill Lynch Pierce Fenner & Smith, Inc.                 18.59%
                                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                American Enterprise Investment Svc                        15.24%
                                                FBO 890000611
                                                Minneapolis, MN

                                                Wells Fargo Investments LLC                                5.74%
                                                A/C 7054-9514
                                                Minneapolis, MN

Janus Balanced Fund                             Merrill Lynch Pierce Fenner & Smith, Inc.                 34.54%
  Class I Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                NFS LLC FEBO                                              12.60%
                                                FIIOC Agent FBO
                                                Qualified Employee Plans 401K FINOPS-LC Funds
                                                Covington, KY


Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
                                                Charles Schwab & Co Inc                                   11.48%
                                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

                                                FIIOC                                                      9.01%
                                                FBO KAO America Inc
                                                Covington, KY

                                                Citigroup Global Markets                                   7.50%
                                                00109801250
                                                New York, NY

Janus Contrarian Fund                           Merrill Lynch Pierce Fenner & Smith, Inc.                 47.32%
  Class I Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Prudential Investment Mgmt Service                        10.51%
                                                FBO Mutual Fund Clients/Pruchoice
                                                Newark, NJ

                                                Janus Smart Portfolio - Growth                             9.52%
                                                Contrarian Fund Omnibus Account
                                                Denver, CO

                                                Boettcher Foundation                                       5.44%
                                                Denver, CO

Janus Enterprise Fund                           NFS LLC FEBO                                              30.66%
  Class I Shares                                Bank Of America NA
                                                Trustee F/B/O Our Clients
                                                Omnibus Cash Cash
                                                Dallas, TX

                                                Cardinal Bank                                              7.85%
                                                FBO Its Clients
                                                McLean, VA

Janus Fund                                      Janus Smart Portfolio - Growth                            17.54%
  Class I Shares                                Janus Fund Omnibus Account
                                                Denver, CO

                                                NFS LLC FEBO                                              17.08%
                                                FIIOC Agent FBO
                                                Qualified Employee Plans 401K FINOPS-LC Funds
                                                Covington, KY

                                                Merrill Lynch Pierce Fenner & Smith, Inc.                 16.67%
                                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Janus Smart Portfolio - Moderate                          15.78%
                                                Janus Fund Omnibus Account
                                                Denver, CO

                                                Bayshore Community Hospital                               14.91%
                                                Depreciation Reserve Account
                                                Homdel, NJ

                                                Charles Schwab & Co Inc                                    6.05%
                                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

Janus Growth and Income Fund                    NFS LLC FEBO                                              74.47%
  Class I Shares                                FIIOC Agent FBO
                                                Qualified Employee Plans 401K FINOPS-LC Funds
                                                Covington, KY

                                                Merrill Lynch Pierce Fenner & Smith, Inc.                 19.52%
                                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

Janus Orion Fund                                Merrill Lynch Pierce Fenner & Smith, Inc.                 79.08%
  Class I Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Citigroup Global Markets Inc.                              5.51%
                                                New York, NY

Janus Research Core Fund                        Merrill Lynch Pierce Fenner & Smith, Inc.                 62.30%
  Class I Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL


Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
                                                Citigroup Global Markets Inc.                             18.72%
                                                00109801250
                                                New York, NY

                                                Janus MPC Fund                                             7.43%
                                                Research Core Omnibus Account
                                                Denver, CO

Janus Research Fund                             James M Andersen TR                                       51.73%
  Class I Shares                                Mendocino County Employees
                                                Retirement U/A 01/01/1948
                                                Mendocino County, CA

                                                Merrill Lynch Pierce Fenner & Smith, Inc.                 46.77%
                                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

Janus Triton Fund                               Merrill Lynch Pierce Fenner & Smith, Inc.                 43.93%
  Class I Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Wells Fargo Investments LLC                               15.73%
                                                Account 7943-2740
                                                Minneapolis, MN

                                                Citigroup Global Markets Inc.                              5.69%
                                                00109801250
                                                New York, NY

                                                Janus MPC Fund                                             5.27%
                                                Triton Fund Omnibus Account
                                                Denver, CO

Janus Global Life Sciences Fund                 Merrill Lynch Pierce Fenner & Smith, Inc.                 66.17%
  Class I Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Janus MPC Fund                                            32.35%
                                                Global Life Sciences Omnibus Acct
                                                Denver, CO

Janus Global Opportunities Fund                 Merrill Lynch Pierce Fenner & Smith, Inc.                 68.05%
  Class I Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                Janus Capital Group Inc                                   31.95%*
                                                Denver, CO

Janus Global Research Fund                      NFS LLC FEBO                                              74.15%
  Class I Shares                                Mari L Miljour
                                                Weaverville, NC

                                                Pershing LLC                                              16.17%
                                                Jersey City, NJ

                                                Penson Financial Services Inc                              8.60%
                                                FBO 894394262
                                                Dallas, TX

Janus Global Technology Fund                    Merrill Lynch Pierce Fenner & Smith, Inc.                 89.97%
  Class I Shares                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

Janus Overseas Fund                             Minnesota Life Insurance Company                          20.92%
  Class I Shares                                Saint Paul, MN

                                                Merrill Lynch Pierce Fenner & Smith, Inc.                 16.17%
                                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

                                                NFS LLC FEBO                                              12.07%
                                                Transamerica Life Ins Company
                                                Los Angeles, CA

                                                Charles Schwab & Co Inc                                    6.55%
                                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
                                                NFS LLC FEBO                                               6.34%
                                                FIIOC Agent FBO
                                                Qualified Employee Plans 401K FINOPS-LC Funds
                                                Covington, KY

Janus Worldwide Fund                            NFS LLC FEBO                                              93.60%
  Class I Shares                                FIIOC Agent FBO
                                                Qualified Employee Plans 401K FINOPS-LC Funds
                                                Covington, KY

                                                Merrill Lynch Pierce Fenner & Smith, Inc.                  5.56%
                                                For The Sole Benefit Of Customers
                                                Jacksonville, FL

Janus Balanced Fund                             Charles Schwab & Co Inc                                   28.81%
  Class J Shares                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

                                                National Financial Services Co                            21.94%
                                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

Janus Contrarian Fund                           National Financial Services Co                            17.36%
  Class J Shares                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

                                                Charles Schwab & Co Inc                                   16.97%
                                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

Janus Enterprise Fund                           National Financial Services Co                            21.47%
  Class J Shares                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

                                                Charles Schwab & Co Inc                                   17.25%
                                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

Janus Fund                                      National Financial Services Co                            23.61%
  Class J Shares                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

                                                Charles Schwab & Co Inc                                    8.20%
                                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

Janus Growth and Income Fund                    Charles Schwab & Co Inc                                   26.07%
  Class J Shares                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

                                                National Financial Services Co                             8.53%
                                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

Janus Orion Fund                                Charles Schwab & Co Inc                                   14.97%
  Class J Shares                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

                                                National Financial Services Co                            13.36%
                                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

Janus Research Core Fund                        Charles Schwab & Co Inc                                   23.94%
  Class J Shares                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

                                                National Financial Services Co                            11.94%
                                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

Janus Research Fund                             Charles Schwab & Co Inc                                   18.30%
  Class J Shares                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

                                                National Financial Services Co                            12.10%
                                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

Janus Twenty Fund                               National Financial Services Co                             8.65%
  Class J Shares                                For The Exclusive Benefit Of Our Customers
                                                New York, NY


Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
                                                Charles Schwab & Co Inc                                    8.19%
                                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

Janus Venture Fund                              Charles Schwab & Co Inc                                    8.78%
  Class J Shares                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

                                                National Financial Services Co                             5.05%
                                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

Janus Global Life Sciences Fund                 Charles Schwab & Co Inc                                   16.31%
  Class J Shares                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

                                                National Financial Services Co                             9.48%
                                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

Janus Global Opportunities Fund                 Charles Schwab & Co Inc                                   15.29%
  Class J Shares                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

Janus Global Technology Fund                    Charles Schwab & Co Inc                                   14.11%
  Class J Shares                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

                                                National Financial Services Co                             9.49%
                                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

Janus Overseas Fund                             National Financial Services Co                            26.13%
  Class J Shares                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

                                                Charles Schwab & Co Inc                                   24.93%
                                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

Janus Worldwide Fund                            Charles Schwab & Co Inc                                   17.37%
  Class J Shares                                Exclusive Benefit Of Our Customers
                                                San Francisco, CA

                                                National Financial Services Co                            14.48%
                                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

Janus Balanced Fund                             JP Morgan Chase Bank Ttee                                 18.86%
  Class R Shares                                FBO ADP Access 401K Program
                                                New York, NY

                                                Merrill Lynch                                             17.20%
                                                Jacksonville, FL

                                                Hartford Life Insurance Co                                10.77%
                                                Separate Account DC IV
                                                Hartford, CT

Janus Contrarian Fund                           EMJAYCO                                                   15.63%
  Class R Shares                                FBO Reinders Inc. 401K #351898
                                                C/O FASCore LLC
                                                Greenwood Vlg, CO

                                                Orchard Trust Company Ttee                                 8.52%
                                                Employee Benefits Clients
                                                Greenwood Vlg, CO

                                                GPC Securities Inc. As Agent For                           8.32%
                                                Reliance Trust Company
                                                FBO Security Packaging Inc 401K PS Plan
                                                Atlanta, GA

                                                GPC Securities Inc. As Agent For                           6.64%
                                                Reliance Trust Company
                                                FBO Springdale Family Dental 401K Plan
                                                Atlanta, GA

                                                GPC As Agent For                                           5.39%
                                                Reliance Trust Company
                                                FBO Schmald Tool & Die, Inc. 401(K) PSP
                                                Atlanta, GA


Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                           Hartford Life Insurance Co                                28.70%
  Class R Shares                                Separate Account DC IV
                                                Hartford, CT

                                                Merrill Lynch                                             12.46%
                                                Jacksonville, FL

Janus Fund                                      JP Morgan Chase Bank Ttee                                 53.69%
  Class R Shares                                FBO ADP Access 401K Program
                                                New York, NY

                                                Merrill Lynch                                             13.89%
                                                Jacksonville, FL

                                                Chris Weddle FBO                                           9.17%
                                                Weddle Industries 401 K Profit Sharing Plan &
                                                Trust
                                                Goleta, CA

                                                GPC Securities Inc Agent For                               7.44%
                                                Reliance Trust Company FBO
                                                Suburban Gastroenterology 401K Plan
                                                Atlanta, GA

                                                DWS Trust Co TR                                            5.34%
                                                FBO Macrolink Inc 401K
                                                Profit Sharing Plan
                                                Salem, NH

Janus Growth and Income Fund                    American United Life Ins Co                               30.21%
  Class R Shares                                AUL American Unit Trust
                                                Indianapolis, IN

                                                GPC Securities Inc Agent For                              16.33%
                                                Reliance Trust Company FBO
                                                Rasmussen College 401K Plan
                                                Atlanta, GA

                                                RolloverSystems Inc.                                       9.89%
                                                Charlotte, NC

                                                Frontier Trust Company FBO                                 9.49%
                                                Human Management Services Inc 401
                                                207210
                                                Fargo, ND

                                                American United Life Ins Co                                5.72%
                                                AUL American Group Retirement
                                                Indianapolis, IN

Janus Orion Fund                                Capital Bank & Trust Co Trustee                           15.63%
  Class R Shares                                FBO City Financial Corp 401(K) & Profit
                                                Sharing Plan C/O
                                                PlanPremier/FASCore LLC
                                                Greenwood Village, CO

                                                Counsel Trust DBA Mid Atlantic Trust Company              12.06%
                                                FBO Centro Inc 401 K Profit Sharing Plan &
                                                Trust
                                                Pittsburgh, PA

                                                Capital Bank & Trust Company Ttee F                       11.45%
                                                Ment Profit Sharing Plan 401K
                                                Greenwood Village, CO

                                                Mg Trust Company Cust FBO                                  7.87%
                                                Pride Neon Inc 401 K P/S Plan
                                                Denver, CO

                                                Mercer Trust Company Ttee Fbo                              6.69%
                                                NY Hotel Trades Council & Hotel
                                                Assoc Of NYC Health Ctr Inc EE BEN
                                                Norwood, MA

                                                Capital Bank & Trust Company Ttee                          5.32%
                                                Cqm Inc 401K Savings Plan
                                                Greenwood Village, CO

Janus Research Core Fund                        DWS Trust Co Ttee                                         36.89%
  Class R Shares                                Seattle Metropolitan Credit Union
                                                401K Plan
                                                Salem, NH


Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
                                                MG Trust Company Cust FBO                                 22.28%
                                                Display Supply Inc 401K
                                                Denver, CO

                                                MG Trust Company Cust FBO                                  9.50%
                                                Deeny Construction Co Inc
                                                Denver, CO

                                                MG Trust Company Cust FBO                                  9.42%
                                                Canlis Inc
                                                Denver, CO

                                                MG Trust Company Cust FBO                                  5.79%
                                                Emerald Paving Inc
                                                Denver, CO

Janus Triton Fund                               Janus Capital Group Inc                                   14.23%*
  Class R Shares                                Denver, CO

                                                Capital Bank & Trust Company Ttee F                       13.43%
                                                BJK Industries 401K
                                                Greenwood Village, CO

                                                C/O FASCore LLC                                            7.63%
                                                Select Sales Inc Ttee FBO
                                                Select Sales Inc & Assoc COS EES PS
                                                Greenwood Village, CO

                                                MG Trust Company Cust FBO                                  7.41%
                                                R L Midgett Inc 401 K Plan
                                                Denver, CO

Janus Overseas Fund                             Hartford Life Insurance Co                                40.57%
  Class R Shares                                Separate Account DC IV
                                                Hartford, CT

                                                Merrill Lynch                                             26.82%
                                                Jacksonville, FL

                                                JP Morgan Chase Bank Ttee                                  5.35%
                                                FBO ADP Access 401K Program
                                                New York, NY

Janus Worldwide Fund                            Capital Bank & Trust Co Ttee FBO                          40.95%
  Class R Shares                                Alcan Rolled Products-Ravenswood
                                                LLC Savings PL For USW Represented
                                                Employees C/O PlanPremier / FASCorp
                                                Greenwood Village, CO

                                                MG Trust Company Cust FBO                                 13.45%
                                                Meyer Engineers Ltd
                                                Denver, CO

                                                MG Trust Company Cust FBO                                 12.04%
                                                Midship Marine Inc
                                                Denver, CO

                                                Frontier Trust Company FBO                                 9.10%
                                                Glacier Interactive Solutions 401 K
                                                204009
                                                Fargo, ND

                                                GPC Securities Inc Agent For                               6.84%
                                                Reliance Trust Company FBO
                                                Alpha Solutions Corporation EE Plan
                                                Atlanta, GA

                                                Frontier Trust Company FBO                                 6.49%
                                                NDP LLLC 401 K Plan 209764
                                                Fargo, ND

Janus Balanced Fund                             National Financial Services Co                            14.54%
  Class S Shares                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

                                                Nationwide Trust Company FSB                               6.66%
                                                C/O IPO Portfolio Accounting
                                                Columbus, OH



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
                                                Nationwide Life Ins Company QPVA                           5.98%
                                                C/O IPO Portfolio Accounting
                                                Columbus, OH

Janus Contrarian Fund                           New York Life Trust Company                               14.60%
  Class S Shares                                Parsippany, NJ

                                                Wachovia Bank FBO                                          7.41%
                                                Various Retirement Plans
                                                Charlotte, NC

Janus Enterprise Fund                           National Financial Services Co                            15.74%
  Class S Shares                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

                                                Benefit Trust Co                                          10.43%
                                                FBO PHH Investments LLC
                                                Overland Park, KS

                                                Nationwide Trust Company FSB                               6.79%
                                                C/O IPO Portfolio Accounting
                                                Columbus, OH

                                                Charles Schwab & Co Inc                                    6.17%
                                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

Janus Fund                                      Saxon And Co                                              15.74%
  Class S Shares                                FBO 91 Vested Interest Omnibus Asset
                                                A/C #20-01-302-9912426
                                                Philadelphia, PA

                                                Citigroup Global Markets Inc                              14.93%
                                                00109801250
                                                New York, NY

                                                Ohio National Life Insurance Co                            9.26%
                                                FBO Its Separate Accounts
                                                Cincinnati, OH

                                                Charles Schwab & Co Inc                                    8.26%
                                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

                                                Prudential Retirement-Alliance                             8.18%
                                                Separate Acct Investment Products & Advisory
                                                Services
                                                Newark, NJ

                                                Nationwide Trust Company FSB                               6.03%
                                                C/O IPO Portfolio Accounting
                                                Columbus, OH

                                                Orchard Trust Company LLC Trustee/C                        5.26%
                                                FBO Retirement Plans
                                                Greenwood Village, CO

Janus Growth and Income Fund                    Saxon And Co                                              24.73%
  Class S Shares                                FBO 91 Vested Interest Omnibus Asset
                                                A/C #20-01-302-9912426
                                                Philadelphia, PA

                                                Nationwide Trust Company FSB                              16.71%
                                                C/O IPO Portfolio Accounting
                                                Columbus, OH

                                                Charles Schwab & Co Inc                                   11.70%
                                                Special Custody Account
                                                FBO Institutional Client Accounts
                                                San Francisco, CA

                                                Prudential Investment Mgmt Service                         7.03%
                                                FBO Mutual Fund Clients
                                                Newark, NJ

Janus Orion Fund                                National Financial Services Co                            49.94%
  Class S Shares                                For The Exclusive Benefit Of Our Customers
                                                New York, NY


Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
                                                Capital Bank And Trust Company TR                         28.03%
                                                FBO Cherokee Pharmaceuticals LLC
                                                401K PS Plan
                                                C/O Plan Premier/FASCore LLC
                                                Greenwood Village, CO

Janus Research Core Fund                        Nationwide Trust Company FSB                              19.65%
  Class S Shares                                C/O IPO Portfolio Accounting
                                                Columbus, OH

                                                National Financial Services Co                            11.30%
                                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

                                                Saxon And Co                                               7.93%
                                                FBO 91 Vested Interest Omnibus Asset
                                                A/C #20-01-302-9912426
                                                Philadelphia, PA

                                                DWS Trust Company Ttee                                     5.53%
                                                FBO Medegen 401(K) Plan
                                                Salem, NH

                                                GPC Securities Inc Agent For                               5.11%
                                                Bank Of America FBO
                                                Cambridge Valve & Fitting Inc PS Plan
                                                Atlanta, GA

Janus Research Fund                             Janus Capital Group Inc                                   99.08%*
  Class S Shares                                Denver, CO

Janus Triton Fund                               Janus Capital Group Inc                                    5.30%*
  Class S Shares                                Denver, CO

Janus Global Life Sciences Fund                 FIIOC                                                     88.72%
  Class S Shares                                FBO Foam Supplies Inc
                                                Profit Sharing 401K Plan
                                                Covington, KY

                                                Janus Capital Group Inc                                    6.80%*
                                                Denver, CO

Janus Global Opportunities Fund                 LPL Financial                                             37.65%
  Class S Shares                                Account 3423-2631
                                                San Diego, CA

                                                LPL Financial                                             33.88%
                                                Account 6163-5467
                                                San Diego, CA

                                                LPL Financial                                             19.82%
                                                Account 7247-6261
                                                San Diego, CA

                                                Janus Capital Group Inc                                    8.66%
                                                Denver, CO

Janus Global Research Fund                      Janus Capital Group Inc                                  100.00%
  Class S Shares                                Denver, CO

Janus Global Technology Fund                    Saxon & Co                                                28.25%
  Class S Shares                                FBO 20-01-302-9912426
                                                Philadelphia, PA

                                                LPL Financial                                             13.79%
                                                Account 7052-6169
                                                San Diego, CA

                                                LPL Financial                                             13.43%
                                                Account 2448-9547
                                                San Diego, CA

                                                LPL Financial                                             12.88%
                                                A/C 1699-2792
                                                San Diego, CA

                                                LPL Financial Services                                     5.10%
                                                A/C 4740-3191
                                                San Diego, CA



* This ownership represents seed capital that Janus Capital or an affiliate provided for the Fund.

Name of Fund and Class                          Shareholder and Address of Record                Percentage of Ownership
------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                             National Financial Services Co                            14.58%
  Class S Shares                                For The Exclusive Benefit Of Our Customers
                                                New York, NY

                                                State Street Bank & Trust                                 11.95%
                                                FBO ADP Daily Valuation B
                                                401K Product
                                                North Quincy, MA

                                                Prudential Retirement-Alliance                            11.26%
                                                Separate Acct Investment Products & Advisory
                                                Services

                                                Hartford Life Insurance Co                                10.87%
                                                Separate Account DC LV
                                                Hartford, CT

                                                Nationwide Trust Company FSB                               6.84%
                                                C/O IPO Portfolio Accounting
                                                Columbus, OH

Janus Worldwide Fund                            Nationwide Trust Company FSB                              16.49%
  Class S Shares                                C/O IPO Portfolio Accounting
                                                Columbus, OH

                                                Guardian Insurance & Annuity Co                           12.83%
                                                Sep-Acct L
                                                Bethlehem, PA

                                                Ohio National Life Insurance Co                            9.94%
                                                FBO Its Separate Accounts
                                                Cincinnati, OH

                                                Nationwide Life Ins Company QPVA                           6.49%
                                                C/O IPO Portfolio Accounting
                                                Columbus, OH

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------


  Each Fund is a series of the Trust, an open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust on February 11, 1986. As of the date of this SAI, the Trust offers thirty-eight series of shares, known as "Funds." Each of the Funds presently offers interests in different classes of shares as described in the table below.

                                               CLASS A   CLASS C   CLASS D   CLASS I   CLASS L   CLASS R   CLASS S   CLASS T
FUND                                            SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
----------------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Core Fund                     x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Growth Fund                   x         x                   x                             x         x
----------------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed International Fund            x         x                   x                             x         x
----------------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Value Fund                    x         x                   x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                               x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                             x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                             x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund                          x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Forty Fund                                  x         x                   x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Fund                                        x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund                   x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund                   x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Global Real Estate Fund                     x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Global Research Fund                        x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                      x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Government Money Market Fund                                    x                                                 x
----------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund                      x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                             x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus International Equity Fund                   x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus International Forty Fund                    x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Long/Short Fund                             x         x                   x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Modular Portfolio Construction(R) Fund      x         x                   x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Money Market Fund                                               x                                                 x
----------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                                  x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                               x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Research Fund                               x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Research Core Fund                          x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund                        x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative              x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth                    x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate                  x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                                 x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                     x                                                 x
----------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund                                                    x                                                 x
----------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                              x         x         x         x                   x         x         x
----------------------------------------------------------------------------------------------------------------------------
Perkins Large Cap Value Fund                      x         x         x         x                             x         x
----------------------------------------------------------------------------------------------------------------------------
Perkins Mid Cap Value Fund                        x         x         x         x         x         x         x         x
----------------------------------------------------------------------------------------------------------------------------
Perkins Small Cap Value Fund                      x         x         x         x         x         x         x         x
----------------------------------------------------------------------------------------------------------------------------





  On July 6, 2009, the funds of the Janus Adviser Series trust reorganized into the Trust. As a result, certain Funds described in this SAI assumed the assets and liabilities of the corresponding Janus Adviser Series funds. For this reason, certain historical information contained in this SAI for periods prior to July 6, 2009 is that of the predecessor funds. Prior to the reorganizations, the Funds had a fiscal year end of October 31. Each Fund described in this SAI has subsequently changed its fiscal year end to September 30.

  Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

  Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Amended and Restated Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trustees. The Amended and Restated Agreement and Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

  It is important to know that, pursuant to the Trust's Amended and Restated Agreement and Declaration of Trust and in accordance with any applicable regulations and laws, such as the 1940 Act, the Trustees have the authority to merge, liquidate, and/or reorganize a Fund into another fund without seeking shareholder vote or consent. Any such consolidation, merger, or reorganization may be authorized at any time by a vote of a majority of the Trustees then in office.

SHARES OF THE TRUST

  The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each series of the Trust are fully paid and nonassessable when issued. Shares of a Fund participate equally in dividends and other distributions by the Shares of the same class of that Fund, and in residual assets of that class of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion, or subscription rights. Shares of each Fund may be transferred by endorsement or stock power as is customary, but a Fund is not bound to recognize any transfer until it is recorded on its books.

SHAREHOLDER MEETINGS

  The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Amended and Restated Agreement and Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies, electing or removing Trustees, making any changes to the Amended and Restated Agreement and Declaration of Trust that would materially adversely affect shareholders' rights, determining whether to bring certain derivative actions, or for any other purpose requiring a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. Commencing in 2005 and not less than every fifth calendar year thereafter, a meeting of shareholders shall be held to elect Trustees.

  Under the Amended and Restated Agreement and Declaration of Trust, special meetings of shareholders of the Trust or of any Fund shall be called subject to certain conditions, upon written request of shareholders owning shares representing at least 10% of the shares then outstanding. The Funds will assist these shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act.

VOTING RIGHTS

  The Trustees of the Trust were elected at a Special Meeting of Shareholders on November 22, 2005. Under the Amended and Restated Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his or her earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by appointment by a majority of the remaining Trustees, subject to the 1940 Act.

  As a shareholder, you are entitled to one vote for each whole dollar and a proportionate fractional vote for each fractional dollar of NAV of the Fund that you own. Generally, all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for the election of

  Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

MASTER/FEEDER OPTION

  The Trust may in the future seek to achieve a Fund's objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, the Independent Registered Public Accounting Firm for the Funds, audits the Funds' annual financial statements and compiles their tax returns.

REGISTRATION STATEMENT

  The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the 1933 Act with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DOCUMENTS INCORPORATED BY REFERENCE TO THE ALTERNATIVE, GROWTH & CORE, AND INTERNATIONAL & GLOBAL ANNUAL REPORTS OF JANUS INVESTMENT FUND (AUDITED)

  The following audited financial statements for the period ended July 31, 2009, September 30, 2009, and October 31, 2009 are hereby incorporated into this SAI by reference to the Annual Reports dated July 31, 2009, September 30, 2009, and October 31, 2009, as applicable.

  Schedules of Investments as of July 31, 2009, September 30, 2009, and October 31, 2009

  Statements of Operations for the period ended July 31, 2009, September 30, 2009, and October 31, 2009

  Statements of Assets and Liabilities as of July 31, 2009, September 30, 2009, and October 31, 2009

  Statements of Changes in Net Assets for the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

  Report of Independent Registered Public Accounting Firm

DOCUMENTS INCORPORATED BY REFERENCE TO THE CORE, RISK-MANAGED, AND VALUE AND INTERNATIONAL & GLOBAL SEMIANNUAL REPORTS OF JANUS INVESTMENT FUND (UNAUDITED)

  The following unaudited financial statements for the period ended April 30, 2009 are hereby incorporated into this SAI by reference to the Semiannual Reports dated April 30, 2009.

  Schedules of Investments as of April 30, 2009

  Statements of Operations for the period ended April 30, 2009

  Statements of Assets and Liabilities as of April 30, 2009

  Statements of Changes in Net Assets for each of the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

DOCUMENTS INCORPORATED BY REFERENCE TO THE ALTERNATIVE, GROWTH & CORE, AND INTERNATIONAL & GLOBAL SEMIANNUAL REPORTS OF JANUS ADVISER SERIES (UNAUDITED)

  The following unaudited financial statements for the period ended January 31, 2009 are hereby incorporated into this SAI by reference to the Semiannual Reports dated January 31, 2009.

  Schedules of Investments as of January 31, 2009

  Statements of Operations for the period ended January 31, 2009

  Statements of Assets and Liabilities as of January 31, 2009

  Statements of Changes in Net Assets for each of the periods indicated

  Financial Highlights for each of the periods indicated

  Notes to Financial Statements

The portions of the Annual and Semiannual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------


EXPLANATION OF RATING CATEGORIES

  The following is a description of credit ratings issued by three of the major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital and Perkins consider security ratings when making investment decisions, they also perform their own investment analyses and do not rely solely on the ratings assigned by credit agencies.


STANDARD & POOR'S
RATINGS SERVICE


  BOND RATING                EXPLANATION
  ---------------------------------------------------------------------------------------
  Investment Grade

  AAA......................  Highest rating; extremely strong capacity to pay principal and interest.

  AA.......................  High quality; very strong capacity to pay principal and interest.

  A........................  Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.

  BBB......................  Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capacity to pay principal and interest than for higher rated bonds.

  Non-Investment Grade

  BB.......................  Less vulnerable to nonpayment than other speculative issues;
                             major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the
                             obligor's inadequate capacity to meet its financial
                             commitment on the obligation.

  B........................  More vulnerable to nonpayment than obligations rated 'BB', but capacity to meet its financial commitment on the
                             obligation; adverse business, financial, or economic
                             conditions will likely impair the obligor's capacity or
                             willingness to meet its financial commitment on the
                             obligation.

  CCC......................  Currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the
                             obligation.

  CC.......................  Currently highly vulnerable to nonpayment.

  C........................  Currently highly vulnerable to nonpayment; a bankruptcy petition may have been filed or similar action taken, but
                             payments on the obligation are being continued.

  D........................  In default.

FITCH, INC.


  LONG-TERM BOND RATING      EXPLANATION
  ---------------------------------------------------------------------------------------
  Investment Grade

  AAA......................  Highest credit quality. Denotes the lowest expectation of credit risk. Exceptionally strong capacity for payment of
                             financial commitments.

  AA.......................  Very high credit quality. Denotes expectations of very low credit risk. Very strong capacity for payment of financial commitments.

  A........................  High credit quality. Denotes expectations of low credit risk. Strong capacity for payment of financial commitments.
                             May be more vulnerable to changes in circumstances or in
                             economic conditions than is the case for higher ratings.

  BBB......................  Good credit quality. Currently expectations of low credit risk. Capacity for payment of financial commitments is
                             considered adequate, but adverse changes in circumstances
                             and economic conditions are more likely to impair this
                             capacity than is the case for higher ratings.

  Non-Investment Grade

  BB.......................  Speculative. Indicates possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may be available to allow financial commitments to be met.

  B........................  Highly speculative. May indicate distressed or defaulted obligations with potential for extremely high recoveries.

  CCC......................  May indicate distressed or defaulted obligations with potential for superior to average levels of recovery.

  CC.......................  May indicate distressed or defaulted obligations with potential for average or below-average levels of recovery.

  C........................  May indicate distressed or defaulted obligations with potential for below-average to poor recoveries.

  D........................  In default.




FITCH, INC.


  SHORT-TERM BOND RATING     EXPLANATION
  ----------------------------------------------------------------------------------------------
  F-1+.....................  Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

  F-1......................  Very strong credit quality. Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

  F-2......................  Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 ratings.



MOODY'S INVESTORS
SERVICE, INC.


  BOND RATING                EXPLANATION
  ---------------------------------------------------------------------------------------
  Investment Grade

  Aaa......................  Highest quality, smallest degree of investment risk.

  Aa.......................  High quality; together with Aaa bonds, they compose the high-grade bond group.

  A........................  Upper to medium-grade obligations; many favorable investment attributes.

  Baa......................  Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.

  Non-Investment Grade

  Ba.......................  More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.

  B........................  Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

  Caa......................  Poor standing, may be in default; elements of danger with respect to principal or interest payments.

  Ca.......................  Speculative in a high degree; could be in default or have other marked shortcomings.

  C........................  Lowest rated; extremely poor prospects of ever attaining investment standing.




  Unrated securities will be treated as non-investment grade securities unless the portfolio managers and/or investment personnel determine that such securities are the equivalent of investment grade securities. When calculating the quality assigned to securities that receive different ratings from two or more agencies ("split rated securities"), the security will receive: (i) the middle rating from the three reporting agencies if three agencies provide a rating for the security or (ii) the lowest rating if only two agencies provide a rating for the security.

                                  (JANUS LOGO)

                                               JANUS.COM/INFO

                                               151 Detroit Street
                                               Denver, Colorado 80206-4805
                                               1-877-335-2687